UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund:    BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.1%
The Boeing Co.	21,000	$2,467,500
Honeywell International, Inc.	62,600	5,198,304
Northrop Grumman Corp.	75,000	7,144,500
Raytheon Co.	60,500	4,662,735

		19,473,039
Airlines — 0.4%
Delta Air Lines, Inc.	72,300	1,705,557
Auto Components — 1.8%
Lear Corp.	89,200	6,384,044
TRW Automotive Holdings Corp. (a)	30,900	2,203,479

		8,587,523
Automobiles — 2.1%
Ford Motor Co.	349,100	5,889,317
General Motors Co. (a)(b)	115,000	4,136,550

		10,025,867
Capital Markets — 1.0%
Morgan Stanley	98,300	2,649,185
State Street Corp.	33,400	2,196,050

		4,845,235
Chemicals — 1.1%
Ashland, Inc.	17,600	1,627,648
LyondellBasell Industries NV, Class A	47,000	3,441,810

		5,069,458
Commercial Banks — 4.6%
Regions Financial Corp.	446,300	4,132,738
U.S. Bancorp	119,929	4,387,003
Wells Fargo & Co.	315,500	13,036,460

		21,556,201
Communications Equipment — 2.4%
Cisco Systems, Inc.	487,400	11,414,908
Consumer Finance — 4.0%
Capital One Financial Corp.	138,600	9,527,364
Discover Financial Services	181,200	9,157,848

		18,685,212
Diversified Financial Services — 9.1%
Citigroup, Inc.	400,330	19,420,008
JPMorgan Chase & Co.	368,576	19,051,693
The NASDAQ OMX Group, Inc.	141,400	4,537,526

		43,009,227
Electric Utilities — 0.6%
Edison International	19,700	907,382
FirstEnergy Corp.	8,600	313,470
Great Plains Energy, Inc.	46,400	1,030,080

Common Stocks	Shares	Value
Electric Utilities (concluded)
PPL Corp.	11,200	$340,256

		2,591,188
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	179,300	2,615,987
Energy Equipment & Services — 0.5%
Halliburton Co.	50,648	2,438,701
Food & Staples Retailing — 2.6%
CVS Caremark Corp.	22,900	1,299,575
The Kroger Co.	238,900	9,637,226
Walgreen Co.	28,700	1,544,060

		12,480,861
Food Products — 0.4%
Unilever NV — NY Shares	54,600	2,059,512
Gas Utilities — 0.7%
UGI Corp.	78,100	3,056,053
Health Care Equipment & Supplies — 7.0%
Medtronic, Inc.	251,738	13,405,050
St. Jude Medical, Inc.	180,100	9,660,564
Zimmer Holdings, Inc.	119,500	9,815,730

		32,881,344
Health Care Providers & Services — 0.3%
Quest Diagnostics, Inc.	22,900	1,414,991
Household Durables — 1.7%
Garmin Ltd.	50,400	2,277,576
Newell Rubbermaid, Inc.	207,500	5,706,250

		7,983,826
Household Products — 2.1%
Energizer Holdings, Inc.	62,140	5,664,061
Kimberly-Clark Corp.	46,800	4,409,496

		10,073,557
Independent Power Producers & Energy Traders — 1.1%
AES Corp.	405,900	5,394,411
Industrial Conglomerates — 2.0%
General Electric Co.	394,800	9,431,772
Insurance — 12.4%
ACE Ltd.	77,100	7,213,476
Aflac, Inc.	96,100	5,957,239
Genworth Financial, Inc., Class A (a)	310,300	3,968,737
Hartford Financial Services Group, Inc.	330,091	10,272,432
Lincoln National Corp.	148,557	6,237,908
MetLife, Inc.	88,521	4,156,061
PartnerRe Ltd.	21,100	1,931,494

Portfolio Abbreviation
ADR American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Prudential Financial, Inc.	95,600	$7,454,888
The Travelers Cos., Inc.	73,108	6,197,365
Willis Group Holdings PLC	11,300	489,629
XL Group PLC	152,400	4,696,968

		58,576,197
IT Services — 1.1%
The Western Union Co.	290,100	5,413,266
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	85,900	4,402,375
Machinery — 0.3%
Stanley Black & Decker, Inc.	15,200	1,376,664
Media — 5.1%
Comcast Corp., Special Class A	90,000	3,903,300
The Interpublic Group of Cos., Inc.	121,500	2,087,370
Time Warner, Inc.	97,433	6,412,066
Viacom, Inc., Class B	138,600	11,584,188

		23,986,924
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	14,300	1,047,761
Multiline Retail — 0.9%
Kohl’s Corp.	53,600	2,773,800
Target Corp.	24,000	1,535,520

		4,309,320
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	48,500	1,597,105
Office Electronics — 0.2%
Xerox Corp.	104,700	1,077,363
Oil, Gas & Consumable Fuels — 13.7%
Apache Corp.	37,300	3,175,722
Exxon Mobil Corp.	157,400	13,542,696
Gulfport Energy Corp. (a)(b)	67,200	4,323,648
Marathon Oil Corp.	448,872	15,656,655
Marathon Petroleum Corp.	80,800	5,197,056
Occidental Petroleum Corp.	5,500	514,470
Phillips 66	18,600	1,075,452
Royal Dutch Shell PLC — ADR	36,100	2,371,048
Suncor Energy, Inc.	183,600	6,569,208
Total SA — ADR	110,200	6,382,784
Valero Energy Corp.	167,900	5,733,785

		64,542,524

Common Stocks	Shares	Value
Pharmaceuticals — 8.6%
AstraZeneca PLC — ADR	125,100	$6,496,443
Eli Lilly & Co.	148,800	7,489,104
Hospira, Inc. (a)	36,400	1,427,608
Johnson & Johnson	68,700	5,955,603
Pfizer, Inc.	608,420	17,467,738
Teva Pharmaceutical Industries Ltd. — ADR	44,000	1,662,320

		40,498,816
Professional Services — 0.2%
Towers Watson & Co., Class A	8,500	909,160
Real Estate Management & Development — 0.6%
Jones Lang LaSalle, Inc.	32,800	2,863,440
Semiconductors & Semiconductor Equipment — 0.3%
Teradyne, Inc. (a)	74,900	1,237,348
Software — 3.2%
Microsoft Corp.	262,600	8,747,206
Oracle Corp.	78,800	2,613,796
Symantec Corp.	153,100	3,789,225

		15,150,227
Trading Companies & Distributors — 0.0%
WESCO International, Inc. (a)	2,100	160,713
Total Long-Term Investments (Cost — $361,437,281) — 98.2%		463,943,633

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	7,044,310	7,044,310

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$8,497	8,497,170
Total Short-Term Securities (Cost — $15,541,480) — 3.3%		15,541,480
Total Investments (Cost — $376,978,761*) — 101.5%		479,485,113
Liabilities in Excess of Other Assets — (1.5)%		(7,255,315)

Net Assets — 100.0%		$472,229,798

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$380,529,393

Gross unrealized appreciation	$99,767,376
Gross unrealized depreciation	(811,656)

Net unrealized appreciation	$98,955,720

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,849,216	(8,804,906)	7,044,310	$2,849
BlackRock Liquidity Series, LLC, Money Market Series	$1,763,337	$6,733,833	$8,497,170	$1,848

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$463,943,633	—	—	$463,943,633
Short-Term Securities	7,044,310	$8,497,170	—	15,541,480
Total	$470,987,943	$8,497,170	—	$479,485,113

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value in the amount of $8,497,170 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.2%
Precision Castparts Corp.	47,854	$10,874,343
United Technologies Corp.	67,988	7,330,466

		18,204,809
Biotechnology — 4.9%
Gilead Sciences, Inc. (a)	120,898	7,597,230
Regeneron Pharmaceuticals, Inc. (a)	12,653	3,958,744
United Therapeutics Corp. (a)(b)	70,516	5,560,187

		17,116,161
Chemicals — 1.0%
Monsanto Co.	34,676	3,619,134
Consumer Finance — 1.5%
Discover Financial Services	107,084	5,412,025
Diversified Financial Services — 1.2%
Moody’s Corp.	61,074	4,295,334
Diversified Telecommunication Services — 0.8%
Vivendi SA	124,106	2,854,844
Electrical Equipment — 3.3%
Eaton Corp. PLC	115,514	7,951,984
Roper Industries, Inc.	27,485	3,651,932

		11,603,916
Energy Equipment & Services — 1.5%
FMC Technologies, Inc. (a)	97,635	5,410,932
Food Products — 2.1%
Kellogg Co.	65,761	3,862,144
Mondelez International, Inc., Class A	114,481	3,596,993

		7,459,137
Health Care Providers & Services — 1.0%
Catamaran Corp. (a)	79,880	3,670,486
Hotels, Restaurants & Leisure — 2.5%
Melco Crown Entertainment Ltd. — ADR (a)	144,915	4,612,644
Wynn Resorts Ltd.	25,474	4,025,147

		8,637,791
Industrial Conglomerates — 1.2%
Danaher Corp.	60,729	4,209,734
Insurance — 1.6%
American International Group, Inc.	117,264	5,702,548
Internet & Catalog Retail — 7.2%
Amazon.com, Inc. (a)	40,803	12,756,650
Expedia, Inc.	83,767	4,338,293
priceline.com, Inc. (a)	8,330	8,421,214

		25,516,157
Internet Software & Services — 19.3%
eBay, Inc. (a)	157,855	8,806,730
Equinix, Inc. (a)(b)	29,728	5,459,547
Facebook, Inc., Class A (a)	104,600	5,255,104
Google, Inc., Class A (a)	19,628	17,192,361
LinkedIn Corp., Class A (a)	32,321	7,952,905
Pandora Media, Inc. (a)	56,905	1,430,023
SINA Corp. (a)	68,817	5,585,876
Yahoo!, Inc. (a)	258,663	8,577,265

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Yandex NV (a)	124,527	$4,535,273
Yelp, Inc. (a)	52,530	3,476,435

		68,271,519
IT Services — 6.2%
Alliance Data Systems Corp. (a)(b)	21,836	4,617,659
Mastercard, Inc., Class A	5,761	3,875,886
Visa, Inc., Class A	69,630	13,306,293

		21,799,838
Media — 13.7%
Comcast Corp., Class A	166,223	7,504,968
Liberty Global PLC, Class A (a)	104,788	8,314,928
Sirius XM Radio, Inc.	2,063,065	7,984,062
Time Warner, Inc.	99,649	6,557,901
Viacom, Inc., Class B	120,816	10,097,801
The Walt Disney Co.	120,465	7,768,788

		48,228,448
Oil, Gas & Consumable Fuels — 3.1%
Cabot Oil & Gas Corp.	92,755	3,461,617
EOG Resources, Inc.	14,711	2,490,278
Gulfport Energy Corp. (a)	77,948	5,015,174

		10,967,069
Personal Products — 1.3%
The Estee Lauder Cos., Inc., Class A	65,632	4,587,677
Pharmaceuticals — 6.5%
AbbVie, Inc.	183,827	8,222,582
Allergan, Inc.	92,988	8,410,765
Valeant Pharmaceuticals International, Inc. (a)	60,367	6,298,089

		22,931,436
Professional Services — 1.1%
Verisk Analytics, Inc., Class A (a)	60,411	3,924,299
Road & Rail — 1.9%
Union Pacific Corp.	43,025	6,683,503
Software — 5.3%
Autodesk, Inc. (a)	100,847	4,151,871
Citrix Systems, Inc. (a)	68,238	4,818,285
ServiceNow, Inc. (a)	55,848	2,901,304
Splunk, Inc. (a)	115,428	6,930,297

		18,801,757
Specialty Retail — 0.8%
CarMax, Inc. (a)	61,422	2,977,124
Textiles, Apparel & Luxury Goods — 3.3%
NIKE, Inc., Class B	106,100	7,707,104
Under Armour, Inc., Class A (a)(b)	51,211	4,068,714

		11,775,818
Trading Companies & Distributors — 0.8%
United Rentals, Inc. (a)(b)	50,217	2,927,149

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts JPY Japanese Yen USD US Dollar

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services — 2.6%
Softbank Corp.	130,800	$9,083,734
Total Long-Term Investments (Cost — $296,413,256) — 100.9%		356,672,379

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	3,142,226	3,142,226

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$13,037	13,036,858
Total Short-Term Securities (Cost — $16,179,084) — 4.6%		16,179,084
Total Investments (Cost — $312,592,340*) — 105.5%		$372,851,463
Liabilities in Excess of Other Assets — (5.5)%		(19,408,428)

Net Assets — 100.0%		$353,443,035

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$312,823,033

Gross unrealized appreciation	$63,334,138
Gross unrealized depreciation	(3,305,708)

Net unrealized appreciation	$60,028,430

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,433,279	(11,291,053)	3,142,226	$1,279
BlackRock Liquidity Series, LLC, Money Market Series	$22,002,196	$(8,965,338)	$13,036,858	$64,135

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	85,178,000	USD	871,832	BNP Paribas S.A.	10/02/13	$(5,277)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	5

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$344,733,801	$11,938,578	—	$356,672,379
Short-Term Securities	3,142,226	13,036,858	—	16,179,084
Total	$347,876,027	$24,975,436	—	$372,851,463

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Foreign currency exchange contracts	$(5,277)	—	—	$(5,277)
Total	$(5,277)	—	—	$(5,277)

[2] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$580	—	—	$580
Liabilities:
Collateral on securities loaned at value	—	$13,036,858	—	13,036,858
Total	$580	$13,036,858	—	$13,037,438

There were no transfers between levels during the period ended September 30, 2013.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.7%
Honeywell International, Inc.	7,850	$651,864
Northrop Grumman Corp.	6,660	634,432
Raytheon Co.	12,040	927,923
United Technologies Corp.	8,940	963,911

		3,178,130
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	6,510	594,819
Auto Components — 0.5%
Johnson Controls, Inc.	6,895	286,143
Beverages — 2.4%
The Coca-Cola Co.	16,845	638,089
Diageo PLC	21,860	694,877

		1,332,966
Chemicals — 3.1%
The Dow Chemical Co.	8,755	336,192
E.I. du Pont de Nemours & Co.	14,635	857,026
Olin Corp.	6,600	152,262
Praxair, Inc.	3,255	391,284

		1,736,764
Commercial Banks — 8.4%
Fifth Third Bancorp	31,820	574,033
M&T Bank Corp.	1,235	138,221
SunTrust Banks, Inc.	24,440	792,345
The Toronto-Dominion Bank	6,310	568,117
U.S. Bancorp	22,730	831,463
Wells Fargo & Co.	41,855	1,729,449

		4,633,628
Communications Equipment — 0.8%
Motorola Solutions, Inc.	7,150	424,567
Consumer Finance — 1.3%
American Express Co.	9,685	731,411
Containers & Packaging — 0.7%
MeadWestvaco Corp.	10,275	394,355
Diversified Financial Services — 4.4%
Citigroup, Inc.	13,900	674,289
JPMorgan Chase & Co.	33,640	1,738,852

		2,413,141
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	19,132	647,044
BCE Inc	4,025	171,867
Verizon Communications, Inc.	21,360	996,658

		1,815,569
Electric Utilities — 2.5%
Duke Energy Corp.	3,434	229,323

Common Stocks	Shares	Value
Electric Utilities (concluded)
Edison International	4,785	$220,397
ITC Holdings Corp.	1,550	145,483
NextEra Energy, Inc.	6,815	546,290
Northeast Utilities	5,335	220,069

		1,361,562
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	2,045	218,692
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	3,625	320,305
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	4,275	316,179
Food Products — 3.4%
General Mills, Inc.	9,935	476,085
Kraft Foods Group, Inc.	5,183	271,797
Mondelez International, Inc., Class A	17,770	558,333
Unilever NV - NY Shares	15,545	586,357

		1,892,572
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	5,250	174,247
Health Care Providers & Services — 0.5%
Quest Diagnostics, Inc.	4,365	269,713
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	8,425	810,569
Household Products — 2.0%
Kimberly-Clark Corp.	4,815	453,669
The Procter & Gamble Co.	8,755	661,790

		1,115,459
Industrial Conglomerates — 3.4%
3M Co.	4,615	551,077
General Electric Co.	55,465	1,325,059

		1,876,136
Insurance — 5.7%
ACE Ltd.	6,265	586,153
The Chubb Corp.	6,235	556,536
MetLife, Inc.	5,250	246,487
Prudential Financial, Inc.	12,760	995,025
The Travelers Cos., Inc.	9,165	776,917

		3,161,118
IT Services — 1.9%
Automatic Data Processing, Inc.	2,300	166,474
International Business Machines Corp.	4,925	912,011

		1,078,485

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts EUR Euro USD US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Equipment & Products — 0.6%
Mattel, Inc.	8,040	$336,554
Machinery — 1.6%
Deere & Co.	10,530	857,037
Media — 2.9%
Comcast Corp., Special Class A	30,235	1,311,292
The Walt Disney Co.	4,505	290,527

		1,601,819
Metals & Mining — 2.3%
BHP Billiton Ltd.	26,400	878,397
Newmont Mining Corp.	9,340	262,454
Southern Copper Corp.	5,294	144,209

		1,285,060
Multi-Utilities — 2.6%
Dominion Resources, Inc.	9,120	569,818
Public Service Enterprise Group, Inc.	10,360	341,155
Sempra Energy	3,245	277,772
Wisconsin Energy Corp.	5,520	222,898

		1,411,643
Oil, Gas & Consumable Fuels — 12.8%
Chevron Corp.	14,225	1,728,337
ConocoPhillips	4,500	312,795
CONSOL Energy, Inc.	1,300	43,745
Enbridge, Inc.	17,100	714,181
Exxon Mobil Corp.	12,575	1,081,953
Kinder Morgan, Inc.	10,720	381,310
Marathon Oil Corp.	13,260	462,509
Marathon Petroleum Corp.	6,230	400,714
Occidental Petroleum Corp.	6,270	586,496
Phillips 66	2,910	168,256
Royal Dutch Shell PLC, Class A	4,270	140,764
Spectra Energy Corp.	7,486	256,246
Total SA - ADR	14,175	821,016

		7,098,322
Paper & Forest Products — 0.7%
International Paper Co.	9,190	411,712
Pharmaceuticals — 8.0%
AbbVie, Inc.	5,250	234,833
Bristol-Myers Squibb Co.	19,655	909,633
Johnson & Johnson	10,685	926,283
Merck & Co., Inc.	22,520	1,072,177
Pfizer, Inc.	44,480	1,277,021

		4,419,947

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	2,710	$200,892
Weyerhaeuser Co.	8,210	235,052

		435,944
Road & Rail — 0.9%
Union Pacific Corp.	3,155	490,098
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	22,310	511,345
Software — 1.4%
Microsoft Corp.	23,795	792,611
Specialty Retail — 2.3%
The Home Depot, Inc.	17,125	1,298,931
Textiles, Apparel & Luxury Goods — 1.3%
VF Corp.	3,557	708,021
Tobacco — 3.1%
Altria Group, Inc.	8,685	298,330
Lorillard, Inc.	10,285	460,562
Philip Morris International, Inc.	11,275	976,302

		1,735,194
Water Utilities — 0.7%
American Water Works Co., Inc.	8,885	366,773
Total Long-Term Investments (Cost — $42,479,387) — 97.4%		53,897,541

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	1,110,671	1,110,671
Total Short-Term Securities (Cost — $1,110,671) — 2.0%		1,110,671
Total Investments (Cost — $43,590,058*) — 99.4%		55,008,212
Other Assets Less Liabilities — 0.6%		355,973

Net Assets — 100.0%		$55,364,185

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$43,596,617

Gross unrealized appreciation	$11,845,737
Gross unrealized depreciation	(434,142)

Net unrealized appreciation	$11,411,595

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,706,368	(595,697)	1,110,671	$887

(b)	Represents the current yield as of report date.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,354	EUR	1,000	Royal Bank of Scotland PLC	10/01/13	$1

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$3,178,130	—	—	$3,178,130
Air Freight & Logistics	594,819	—	—	594,819
Auto Components	286,143	—	—	286,143
Beverages	638,089	$694,877	—	1,332,966
Chemicals	1,736,764	—	—	1,736,764
Commercial Banks	4,633,628	—	—	4,633,628
Communications Equipment	424,567	—	—	424,567
Consumer Finance	731,411	—	—	731,411
Containers & Packaging	394,355	—	—	394,355
Diversified Financial Services	2,413,141	—	—	2,413,141
Diversified Telecommunication Services	1,815,569	—	—	1,815,569
Electric Utilities	1,361,562	—	—	1,361,562
Electrical Equipment	218,692	—	—	218,692
Energy Equipment & Services	320,305	—	—	320,305
Food & Staples Retailing	316,179	—	—	316,179
Food Products	1,892,572	—	—	1,892,572
Health Care Equipment & Supplies	174,247	—	—	174,247
Health Care Providers & Services	269,713	—	—	269,713
Hotels, Restaurants & Leisure	810,569	—	—	810,569
Household Products	1,115,459	—	—	1,115,459
Industrial Conglomerates	1,876,136	—	—	1,876,136
Insurance	3,161,118	—	—	3,161,118
IT Services	1,078,485	—	—	1,078,485
Leisure Equipment & Products	336,554	—	—	336,554
Machinery	857,037	—	—	857,037
Media	1,601,819	—	—	1,601,819
Metals & Mining	406,663	878,397	—	1,285,060

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	9

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Multi-Utilities	$1,411,643	—	—	$1,411,643
Oil, Gas & Consumable Fuels	6,957,558	$140,764	—	7,098,322
Paper & Forest Products	411,712	—	—	411,712
Pharmaceuticals	4,419,947	—	—	4,419,947
Real Estate Investment Trusts (REITs)	435,944	—	—	435,944
Road & Rail	490,098	—	—	490,098
Semiconductors & Semiconductor Equipment	511,345	—	—	511,345
Software	792,611	—	—	792,611
Specialty Retail	1,298,931	—	—	1,298,931
Textiles, Apparel & Luxury Goods	708,021	—	—	708,021
Tobacco	1,735,194	—	—	1,735,194
Water Utilities	366,773	—	—	366,773
Short-Term Securities	1,110,671	—	—	1,110,671
Total	$53,294,174	$1,714,038	—	$55,008,212

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1	—	—	$1
[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,946	—	—	$15,946
Foreign currency at value	5,976	—	—	5,976
Total	$21,922	—	—	$21,922

There were no transfers between levels during the period ended September 30, 2013.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Tenaris SA — ADR	158,431	$7,411,402
Australia — 0.4%
Asciano Ltd.	1,901,432	10,358,606
Commonwealth Bank of Australia	52,563	3,493,334
Fortescue Metals Group Ltd.	1,089,631	4,853,020
Mesoblast Ltd. (a)(b)	1,050,816	5,592,873
National Australia Bank Ltd.	119,755	3,837,079
Newcrest Mining Ltd.	456,726	5,023,085
Orica Ltd.	237,560	4,451,006
QBE Insurance Group Ltd.	645,297	8,837,195
Westpac Banking Corp.	120,927	3,696,344

		50,142,542
Austria — 0.0%
Andritz AG	60,864	3,581,833
Belgium — 0.2%
Anheuser-Busch InBev NV	140,711	13,958,215
RHJ International (a)	769,800	4,040,726
RHJ International — ADR (a)	40,600	213,239

		18,212,180
Brazil — 0.9%
Banco Santander Brasil SA — ADR	935,206	6,499,682
BR Malls Participacoes SA	415,262	3,788,565
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	240,174	11,005,763
Cielo SA	456,370	12,356,975
Cosan Ltd., Class A	735,192	11,299,901
Cyrela Brazil Realty SA	923,554	6,984,057
Hypermarcas SA	1,227,226	9,856,347
Itau Unibanco Holding SA, Preference Shares	623,797	8,832,175
MRV Engenharia e Participacoes SA	1,581,505	6,443,618
Petroleo Brasileiro SA — ADR	886,482	13,731,606
Qualicorp SA (a)	717,560	6,527,099
SLC Agricola SA	554,576	5,442,417
Telefonica Brasil SA — ADR	325,820	7,311,401

		110,079,606
Canada — 2.0%
Agrium, Inc.	133,777	11,241,281
Athabasca Oil Corp. (a)(b)	1,499,250	11,425,768
Bank of Nova Scotia	169,939	9,733,897
BCE, Inc.	112,441	4,805,255
Brookfield Asset Management, Inc., Class A	321,799	12,035,283
Canadian National Railway Co.	114,003	11,556,484
Canadian Natural Resources Ltd.	441,995	13,896,323
Canadian Pacific Railway Ltd.	46,545	5,738,999
Detour Gold Corp. (a)(b)	224,767	1,904,972
Eldorado Gold Corp.	913,921	6,166,449
First Quantum Minerals Ltd.	710,990	13,238,958
Goldcorp, Inc.	1,170,052	30,433,052

Common Stocks	Shares	Value
Canada (concluded)
Kinross Gold Corp. (b)	1,009,613	$5,087,026
Kinross Gold Corp.	219,505	1,108,500
Osisko Mining Corp. (a)	951,713	4,813,771
Rogers Communications, Inc., Class B	173,175	7,448,257
Shaw Communications, Inc., Class B	616,875	14,325,178
Silver Wheaton Corp.	453,489	11,232,923
Suncor Energy, Inc.	48,702	1,742,558
Suncor Energy, Inc. — NY Shares	1,130,870	40,434,874
Teck Resources Ltd., Class B	233,492	6,266,925
TELUS Corp.	160,349	5,314,611
The Toronto-Dominion Bank	79,838	7,188,172
Valeant Pharmaceuticals International, Inc. (a)	52,607	5,488,488

		242,628,004
Chile — 0.1%
Banco Santander Chile — ADR	232,457	6,111,295
Sociedad Quimica y Minera de Chile SA — ADR	88,653	2,708,349

		8,819,644
China — 0.5%
Beijing Enterprises Holdings Ltd. (b)	3,278,042	23,702,206
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	2,270,937
China BlueChemical Ltd., Class H	7,312,300	4,315,503
Dongfeng Motor Group Co. Ltd., Class H	1,814,800	2,760,837
Haitian International Holdings Ltd.	1,918,800	4,415,197
Jiangxi Copper Co. Ltd.	2,984,000	5,893,721
Sinopharm Group Co. Ltd., H Shares	2,480,800	6,226,691
Zhongsheng Group Holdings Ltd. (b)	3,772,206	5,944,831

		55,529,923
Denmark — 0.0%
TDC A/S	715,086	6,050,817
France — 3.1%
Arkema SA	52,871	5,891,723
AtoS	155,911	12,173,779
AXA SA	759,280	17,622,004
BNP Paribas SA	597,013	40,384,645
Cap Gemini SA	120,678	7,176,594
Casino Guichard Perrachon SA	52,090	5,369,499
Compagnie de Saint-Gobain	545,396	27,069,331
European Aeronautic Defence & Space Co. NV	670,741	42,741,110
Eutelsat Communications SA	127,808	4,039,484
France Telecom SA	325,089	4,070,631
LVMH Moet Hennessy Louis Vuitton SA	61,164	12,053,308
Safran SA	958,090	59,009,373
Sanofi	500,256	50,664,390
Sanofi — ADR	28,134	1,424,424
Société Générale SA	204,418	10,183,950
Technip SA	192,068	22,549,246
Total SA	277,082	16,060,466
Total SA — ADR	365,739	21,183,603

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR     American Depositary Receipts

AUD     Australian Dollar

BRL     Brazilian Real

CAD     Canadian Dollar

CHF     Swiss Franc

CNY     Chinese Yuan Renminbi

EUR     Euro

FKA     Formerly Known As

FTSE    Financial Times Stock Exchange

GBP     British Pound

GDR    Global Depositary Receipts

HKD     Hong Kong Dollar

IDR      Indonesian Rupiah

JPY      Japanese Yen

KRW    Korean Won

LIBOR  London Interbank Offered Rate

MXN    Mexican Peso

MYR    Malaysian Ringgit

PCL     Public Company Limited

SGD     Singapore Dollar

S&P     Standard & Poor’s

SPDR   Standard & Poor’s Depositary Receipts

USD     US Dollar

ZAR     South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
Unibail-Rodamco SE	25,817	$6,404,909

		366,072,469
Germany — 2.4%
Allianz SE, Registered Shares	124,163	19,534,376
BASF SE	73,382	7,037,364
Bayerische Motoren Werke AG	100,846	10,845,396
Beiersdorf AG	117,358	10,419,918
Deutsche Bank AG, Registered Shares	556,226	25,531,478
Deutsche Boerse AG	113,288	8,525,898
Deutsche Telekom AG, Registered Shares	1,938,377	28,074,167
Fresenius SE & Co. KGaA	159,215	19,777,485
HeidelbergCement AG	85,283	6,589,824
Kabel Deutschland Holding AG (a)	172,656	20,297,906
Lanxess AG	229,531	14,901,430
Linde AG	81,804	16,210,959
Muenchener Rueckversicherungs AG, Registered Shares	8,417	1,645,371
Siemens AG, Registered Shares	483,136	58,265,397
Telefonica Deutschland Holding AG	878,330	6,933,434
Volkswagen AG, Preference Shares	140,040	33,018,815

		287,609,218
Hong Kong — 0.3%
FU JI Food and Catering Services Holdings Ltd. (a)	156,663	32,925
Kunlun Energy Co. Ltd.	5,266,000	7,374,911
The Link REIT	2,563,546	12,533,517
Sino Biopharmaceutical	3,376,000	2,288,475
Sun Hung Kai Properties Ltd.	1,180,000	16,060,838
Yuanda China Holdings Ltd. (b)	26,030,228	2,051,209

		40,341,875
India — 0.1%
Cummins India Ltd.	1,018,425	6,641,195
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	6,374,142	5,724,618
Telekomunikasi Indonesia Persero Tbk PT	16,311,000	2,963,442

		8,688,060
Ireland — 0.4%
Accenture PLC, Class A	24,291	1,788,789
Covidien PLC	381,994	23,278,714
Eaton Corp. PLC	321,934	22,161,937

		47,229,440
Israel — 0.1%
Check Point Software Technologies Ltd. (a)	25,845	1,461,793
Mobileye, Inc.	298,073	10,402,748

		11,864,541
Italy — 0.7%
Eni SpA	1,762,076	40,506,928
Intesa Sanpaolo SpA	7,495,049	15,503,744
Mediaset SpA (a)	2,176,915	8,832,471
Telecom Italia SpA	11,291,762	9,132,929
UniCredit SpA	2,377,375	15,181,510

		89,157,582
Japan — 7.4%
Aisin Seiki Co. Ltd.	203,239	8,713,081
Asahi Kasei Corp.	1,320,100	9,970,057
Astellas Pharma, Inc.	138,593	7,079,332
Benesse Holdings, Inc.	95,900	3,488,058
Bridgestone Corp.	573,032	21,000,752
Canon, Inc.	402,964	12,902,638

Common Stocks	Shares	Value
Japan (concluded)
Daihatsu Motor Co. Ltd.	302,107	$5,871,025
Daikin Industries Ltd.	198,400	10,589,359
Daito Trust Construction Co. Ltd.	64,500	6,454,725
Denso Corp.	302,020	14,171,340
East Japan Railway Co.	323,651	27,893,778
FANUC Corp.	36,118	5,985,730
Fuji Heavy Industries Ltd.	1,999,564	55,719,131
Futaba Industrial Co. Ltd.	381,221	1,582,344
Hitachi Chemical Co. Ltd.	473,400	7,642,200
Hitachi Ltd.	2,538,700	16,822,051
Honda Motor Co. Ltd.	641,583	24,523,103
Hoya Corp.	695,674	16,455,972
IHI Corp.	1,736,000	7,340,886
Inpex Corp.	1,304,839	15,421,372
Japan Airlines Co. Ltd.	289,800	17,560,131
JGC Corp.	648,302	23,471,643
JSR Corp.	379,600	7,062,746
Kao Corp.	173,500	5,418,202
KDDI Corp.	264,800	13,608,062
Kirin Holdings Co. Ltd.	439,651	6,418,980
Kubota Corp.	1,627,296	23,651,228
Kuraray Co. Ltd.	601,570	7,230,545
Kyocera Corp.	144,400	7,700,477
Mitsubishi Corp.	981,647	19,931,180
Mitsubishi Electric Corp.	673,000	7,101,433
Mitsubishi Heavy Industries Ltd.	1,156,000	6,666,385
Mitsubishi UFJ Financial Group, Inc.	2,421,900	15,534,933
Mitsui & Co. Ltd.	3,070,678	44,776,420
MS&AD Insurance Group Holdings	437,514	11,467,519
Murata Manufacturing Co. Ltd.	168,928	12,940,588
Nintendo Co. Ltd.	90,200	10,216,420
Nippon Telegraph & Telephone Corp.	164,430	8,558,692
Nitori Holdings Co. Ltd.	103,800	9,505,527
Nitto Denko Corp.	155,400	10,134,220
NKSJ Holdings, Inc.	212,000	5,468,683
Okumura Corp.	1,304,751	5,676,050
Otsuka Holdings Co. Ltd.	225,700	6,544,317
Rakuten, Inc.	697,500	10,587,725
Rinnai Corp.	93,023	6,912,908
Rohm Co. Ltd.	194,753	8,030,992
Ryohin Keikaku Co. Ltd.	127,400	11,516,531
Shin-Etsu Chemical Co. Ltd.	413,234	25,354,426
Ship Healthcare Holdings, Inc.	86,100	3,358,445
Softbank Corp.	59,900	4,159,906
Sony Financial Holdings, Inc.	632,800	11,625,942
Sumitomo Corp.	443,400	5,992,853
Sumitomo Electric Industries Ltd.	579,948	8,435,057
Sumitomo Mitsui Financial Group, Inc.	684,447	33,144,656
Suntory Beverage & Food Ltd. (a)	313,800	10,582,909
Suzuki Motor Corp.	1,138,289	27,434,892
Toda Corp.	1,661,896	5,696,511
Tokio Marine Holdings, Inc.	1,338,323	43,876,976
Tokyo Gas Co. Ltd.	4,063,070	22,285,613
Toyota Industries Corp.	571,977	24,766,678
Toyota Motor Corp.	336,500	21,582,285
Ube Industries Ltd.	2,928,346	5,531,630
Unicharm Corp.	123,000	7,198,104
West Japan Railway Co.	122,400	5,247,858
Yamada Denki Co. Ltd.	3,060,700	9,053,031

		878,647,243
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	668,137	9,921,834

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Luxembourg — 0.1%
RTL Group SA	122,266	$12,407,225
Malaysia — 0.4%
Axiata Group Bhd	6,685,986	14,117,110
IHH Healthcare Bhd (a)	17,058,900	21,725,450
Telekom Malaysia Bhd	3,830,646	6,158,179

		42,000,739
Mexico — 0.2%
Fibra Uno Administracion SA de CV	1,376,500	3,816,279
Fomento Economico Mexicano SAB de CV — ADR	58,134	5,644,230
Grupo Televisa S.A.B.	199,597	1,114,675
Mexichem SAB de CV	1,275,800	5,562,467
TF Administradora Industrial S de RL de CV (b)	3,633,557	7,217,425

		23,355,076
Netherlands — 1.0%
Akzo Nobel NV	108,683	7,140,543
CNH Industrial NV (a)	3,222,324	41,326,377
CNH Industrial NV (a)	7,241	92,866
CNH Industrial NV — NYSE (a)	4,437	55,463
CNH Industrial NV — NYSE (a)	149,563	1,869,542
ING Groep NV CVA (a)	1,412,845	16,031,523
Koninklijke DSM NV	175,994	13,276,404
Unilever NV — NY Shares	79,093	2,983,388
Unilever NV CVA	670,474	25,589,779
Ziggo NV	340,910	13,814,451

		122,180,336
Norway — 0.2%
Statoil ASA	1,092,568	24,815,723
Philippines — 0.0%
Philippine Long Distance Telephone Co. — ADR	74,254	5,037,391
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	956,779	5,693,446
Russia — 0.2%
Federal Hydrogenerating Co. JSC — ADR	2,911,320	4,568,831
Novorossiysk Commercial Sea Port PJSC — GDR	619,924	5,021,384
Sberbank	3,980,146	12,003,726

		21,593,941
Singapore — 0.5%
CapitaLand Ltd.	5,585,350	13,772,270
Keppel Corp. Ltd.	1,089,860	9,060,540
Keppel REIT	1	1
Oversea-Chinese Banking Corp. Ltd.	1,509,800	12,407,190
Raffles Medical Group Ltd. (b)	1,726,800	4,336,168
Singapore Press Holdings Ltd. (b)	777,240	2,546,461
Singapore Telecommunications Ltd.	5,620,630	16,738,752

		58,861,382

South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	1,783,469	6,348,232
MTN Group Ltd.	166,202	3,245,638

		9,593,870
South Korea — 0.9%
Cheil Industries, Inc.	58,853	5,019,783
Hyundai Motor Co.	68,173	15,905,650
KT Corp. — ADR	204,389	3,427,604
Samsung Electronics Co. Ltd.	59,058	75,121,408
Samsung Heavy Industries Co. Ltd.	173,790	6,949,531

		106,423,976

Common Stocks	Shares	Value
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA (a)	1,724,176	$9,756,851
Banco Santander SA	1,612,564	13,147,453
Telefonica SA	918,534	14,279,637
Telefonica SA — ADR	196,057	3,034,962

		40,218,903
Sweden — 0.2%
Boliden AB	368,856	5,522,541
Svenska Handelsbanken AB, Class A	390,880	16,723,657

		22,246,198
Switzerland — 1.9%
Credit Suisse Group AG	336,558	10,292,592
Glencore Xstrata PLC	715,386	3,895,510
Nestle SA, Registered Shares	886,233	61,800,678
Novartis AG, Registered Shares	344,782	26,520,002
Roche Holding AG	251,365	67,836,724
Swisscom AG, Registered Shares	17,465	8,392,378
Syngenta AG, Registered Shares	81,697	33,390,136
TE Connectivity Ltd.	46,655	2,415,796
UBS AG, Registered Shares	573,952	11,763,398

		226,307,214
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	2,386,323	6,243,751
Chunghwa Telecom Co. Ltd. — ADR	148,888	4,701,883
Far EasTone Telecommunications Co. Ltd.	2,582,988	6,435,457
Yulon Motor Co. Ltd.	2,812,000	4,708,365

		22,089,456
Thailand — 0.2%
Bangkok Dusit Medical Services PCL, Class F	2,237,100	9,011,336
PTT Global Chemical PCL	3,786,490	9,018,335

		18,029,671
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC (a)	601,869	7,960,612
NMC Health PLC	1,010,600	5,348,311

		13,308,923
United Kingdom — 3.9%
Antofagasta PLC	899,621	11,914,618
AstraZeneca PLC	377,880	19,644,221
Barratt Developments Plc (a)	1,212,342	6,039,540
BG Group PLC	1,958,950	37,395,905
BHP Billiton PLC	1,140,110	33,538,015
BP PLC	1,109,617	7,779,393
BP PLC — ADR	306,007	12,861,474
BT Group PLC	3,270,616	18,108,640
Delta Topco Ltd.	14,972,250	11,095,934
Diageo PLC	110,654	3,517,426
Diageo PLC — ADR	141,784	18,017,911
Genel Energy PLC (a)	631,467	9,578,722
GlaxoSmithKline PLC — ADR	31,991	1,604,988
Guinness Peat Group PLC	5,481,041	2,593,500
HSBC Holdings PLC	3,852,399	41,696,108
Invensys PLC	1,184,801	9,556,565
Lloyds Banking Group PLC (a)	20,201,170	24,052,672
Manchester United PLC, Class A (a)(b)	364,748	6,335,673
National Grid PLC	1,870,545	22,096,129
Pearson PLC	167,194	3,402,637
Polyus Gold International Ltd.	1,473,262	4,565,407
Rio Tinto PLC	948,279	46,288,618
SABMiller PLC	171,530	8,724,480
Shire PLC	524,435	20,979,972
SSE PLC	718,255	17,130,134
Taylor Wimpey Plc	3,629,977	5,895,584

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Tesco PLC	1,376,505	$8,002,388
Unilever PLC	229,328	8,916,385
Unilever PLC — ADR	87,429	3,373,011
Vodafone Group PLC	5,009,936	17,584,098
Vodafone Group PLC — ADR	532,190	18,722,444
WPP PLC	240,194	4,936,028

		465,948,620
United States — 31.8%
3M Co.	160,806	19,201,844
Abbott Laboratories	330,568	10,971,552
AbbVie, Inc.	725,667	32,459,085
ACE Ltd. (c)	368,772	34,502,308
Activision Blizzard, Inc.	692,076	11,536,907
Adobe Systems, Inc. (a)	57,586	2,991,017
AES Corp.	882,859	11,733,196
Aetna, Inc.	323,196	20,691,008
Aflac, Inc.	229,725	14,240,653
Agilent Technologies, Inc.	415,512	21,294,990
Allergan, Inc.	136,807	12,374,193
Alliance Data Systems Corp. (a)	14,976	3,166,975
Amazon.com, Inc. (a)	60,275	18,844,376
Amdocs Ltd.	50,673	1,856,659
American Capital Agency Corp.	300,455	6,781,269
American Electric Power Co, Inc.	313,619	13,595,384
American Express Co.	383,206	28,939,717
American International Group, Inc. (a)	225,005	10,941,993
American Tower Corp.	213,841	15,852,033
American Water Works Co., Inc.	287,892	11,884,182
Ameriprise Financial, Inc.	21,183	1,929,348
AmerisourceBergen Corp.	25,254	1,543,019
Amgen, Inc.	175,271	19,619,836
Anadarko Petroleum Corp.	521,679	48,510,930
Apple, Inc. (c)	2,254	1,074,595
Arch Capital Group Ltd. (a)	97,739	5,290,612
Ariad Pharmaceuticals, Inc. (a)(b)	317,723	5,846,103
Avery Dennison Corp.	140,116	6,097,848
Avnet, Inc.	43,411	1,810,673
AXIS Capital Holdings Ltd.	41,979	1,818,111
Bank of America Corp.	2,851,139	39,345,718
The Bank of New York Mellon Corp.	392,558	11,851,326
Baxter International, Inc.	201,723	13,251,184
BB&T Corp.	506,707	17,101,361
Beam, Inc.	54,667	3,534,222
Becton Dickinson & Co.	17,799	1,780,256
Berkshire Hathaway, Inc., Class B (a)	206,496	23,439,361
Biogen Idec, Inc. (a)	72,002	17,335,202
BorgWarner, Inc. (a)	93,189	9,448,433
Bristol-Myers Squibb Co.	376,704	17,433,861
CA, Inc.	56,334	1,671,430
Calpine Corp. (a)	788,889	15,328,113
Capital One Financial Corp.	276,227	18,987,844
Cardinal Health, Inc.	503,259	26,244,957
Carnival Corp. (c)	178,141	5,814,522
Celgene Corp. (a)	179,586	27,643,673
CenterPoint Energy, Inc.	356,814	8,552,832
CF Industries Holdings, Inc.	8,984	1,894,097
Charter Communications, Inc., Class A (a)	135,716	18,289,088
Chevron Corp.	302,882	36,800,163
The Chubb Corp.	169,439	15,124,125
Church & Dwight Co., Inc.	86,346	5,185,077
Cisco Systems, Inc.	611,923	14,331,237
Citigroup, Inc.	697,015	33,812,198
Citrix Systems, Inc. (a)	257,098	18,153,690
CMS Energy Corp.	351,170	9,242,794
CNA Financial Corp.	53,918	2,058,589

Common Stocks	Shares	Value
United States (continued)
Coach, Inc.	360,521	$19,659,210
Cobalt International Energy, Inc. (a)	308,059	7,658,347
The Coca-Cola Co.	1,145,121	43,377,183
Colgate-Palmolive Co.	392,914	23,299,800
Comcast Corp., Class A	1,108,432	50,045,705
Computer Sciences Corp.	48,040	2,485,590
Constellation Brands, Inc., Class A (a)	50,592	2,903,981
Corning, Inc.	862,888	12,589,536
Crown Castle International Corp. (a)	142,863	10,433,285
Crown Holdings, Inc. (a)	276,013	11,669,830
Cubist Pharmaceuticals, Inc. (a)	128,424	8,161,345
Cummins, Inc.	70,344	9,346,607
CVS Caremark Corp.	362,885	20,593,724
Danaher Corp.	190,246	13,187,853
DaVita HealthCare Partners, Inc. (a)(b)	184,811	10,515,746
Delphi Automotive PLC	152,426	8,904,727
Devon Energy Corp.	223,385	12,902,718
Diamond Offshore Drilling, Inc.	22,859	1,424,573
Discover Financial Services	422,215	21,338,746
DISH Network Corp., Class A	52,664	2,370,407
Dominion Resources, Inc.	378,215	23,630,873
Dr. Pepper Snapple Group, Inc.	82,284	3,687,969
Dresser-Rand Group, Inc. (a)(c)	283,484	17,689,402
Duke Energy Corp.	206,154	13,766,964
Eastman Chemical Co.	29,330	2,284,807
eBay, Inc. (a)	341,816	19,069,915
Electronic Arts, Inc. (a)	945,711	24,162,916
EMC Corp.	2,032,098	51,940,425
Energizer Holdings, Inc.	17,787	1,621,285
Envision Healthcare Holdings, Inc. (a)	236,578	6,158,125
EOG Resources, Inc.	101,460	17,175,149
Equity Residential (b)	276,505	14,812,373
Expedia, Inc.	32,241	1,669,761
Express Scripts Holding Co. (a)	215,732	13,327,923
Facebook, Inc., Class A (a)	251,596	12,640,183
Fastenal Co.	223,417	11,226,704
FedEx Corp.	120,918	13,797,953
Fidelity National Information Services, Inc.	50,186	2,330,638
FMC Corp.	381,612	27,369,213
Ford Motor Co.	1,769,408	29,849,913
Freeport-McMoRan Copper & Gold, Inc.	704,379	23,300,857
Freescale Semiconductor Ltd. (a)(b)	1,379,289	22,965,162
General Dynamics Corp.	24,008	2,101,180
General Electric Co.	2,850,406	68,096,199
General Mills, Inc.	326,763	15,658,483
General Motors Co. (a)	778,446	28,000,703
Gilead Sciences, Inc. (a)	433,835	27,262,191
The Goldman Sachs Group, Inc.	137,761	21,795,168
Google, Inc., Class A (a)	111,630	97,777,833
HCA Holdings, Inc.	547,214	23,393,399
HealthSouth Corp.	242,181	8,350,401
Helmerich & Payne, Inc.	28,768	1,983,554
Hillshire Brands Co.	433,874	13,337,287
Humana, Inc.	216,917	20,244,864
International Game Technology	156,228	2,957,396
International Paper Co.	52,026	2,330,765
Intuit, Inc.	25,003	1,657,949
Intuitive Surgical, Inc. (a)	11,178	4,205,946
Johnson & Johnson	93,495	8,105,082
Johnson Controls, Inc.	198,740	8,247,710
JPMorgan Chase & Co.	1,304,129	67,410,428
KBR, Inc.	181,695	5,930,525
Kimberly-Clark Corp.	144,609	13,625,060
KLA-Tencor Corp.	26,029	1,583,865
The Kroger Co.	54,650	2,204,581

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
L-3 Communications Holdings, Inc.	22,474	$2,123,793
Lear Corp.	34,888	2,496,934
Liberty Media Corp., Class A (a)	146,870	21,611,921
Lincoln National Corp.	68,755	2,887,022
M&T Bank Corp.	110,613	12,379,807
Macy’s, Inc.	34,126	1,476,632
Marathon Oil Corp.	1,555,422	54,253,119
Marathon Petroleum Corp. (c)	726,296	46,715,359
Mastercard, Inc., Class A	100,151	67,379,590
Mattel, Inc.	301,578	12,624,055
McDonald’s Corp.	317,056	30,503,958
McKesson Corp.	172,058	22,075,041
Mead Johnson Nutrition Co.	285,407	21,194,324
Medtronic, Inc.	288,929	15,385,469
Merck & Co., Inc.	645,776	30,745,395
MetLife, Inc.	400,658	18,810,893
Mettler-Toledo International, Inc. (a)	35,682	8,566,891
Microsoft Corp.	1,567,333	52,207,862
Monsanto Co.	188,560	19,680,007
Morgan Stanley	308,134	8,304,211
Motorola Solutions, Inc.	33,052	1,962,628
Murphy Oil Corp.	26,967	1,626,649
Murphy USA, Inc. (a)	6,741	272,269
National Oilwell Varco, Inc.	484,705	37,860,308
Newmont Mining Corp.	473,439	13,303,636
NextEra Energy, Inc.	388,086	31,108,974
Northern Trust Corp.	138,383	7,526,651
Northrop Grumman Corp.	24,994	2,380,928
Occidental Petroleum Corp.	355,524	33,255,715
Oracle Corp.	2,463,776	81,723,450
PACCAR, Inc.	194,006	10,798,374
Parker Hannifin Corp.	18,382	1,998,491
PepsiCo, Inc.	477,666	37,974,447
PerkinElmer, Inc.	235,506	8,890,351
Perrigo Co.	78,649	9,703,714
Pfizer, Inc.	2,618,785	75,185,317
Phillips 66 (c)	458,840	26,530,129
Platinum Underwriters Holdings Ltd.	57,609	3,440,986
PPG Industries, Inc.	17,065	2,850,879
PPL Corp.	647,013	19,656,255
Praxair, Inc.	56,131	6,747,508
Precision Castparts Corp.	96,730	21,980,925
The Procter & Gamble Co.	703,542	53,180,740
The Progressive Corp.	452,440	12,319,941
Prudential Financial, Inc.	167,599	13,069,370
PulteGroup, Inc. (c)	545,377	8,998,721
QEP Resources, Inc.	465,404	12,887,037
QUALCOMM, Inc.	831,821	56,031,463
Raytheon Co.	31,111	2,397,725
Red Hat, Inc. (a)	228,606	10,547,881
Reinsurance Group of America, Inc.	19,740	1,322,383
RenaissanceRe Holdings Ltd. (b)	58,901	5,332,308
Rockwell Automation, Inc.	273,615	29,260,388
Ross Stores, Inc.	20,835	1,516,788
Schlumberger Ltd.	576,426	50,933,001
Sealed Air Corp.	357,926	9,732,008
Sempra Energy	101,394	8,679,326
Simon Property Group, Inc.	90,739	13,450,242
SM Energy Co. (c)	205,508	15,863,163
Southern Copper Corp.	179,341	4,885,249
The St. Joe Co. (a)	1,900,969	37,297,012
Stanley Black & Decker, Inc.	20,577	1,863,659
State Street Corp.	300,914	19,785,095
Stryker Corp.	25,967	1,755,110
Symantec Corp.	64,827	1,604,468

Common Stocks	Shares	Value
United States (concluded)
Tenet Healthcare Corp. (a)	210,718	$8,679,474
Textron, Inc.	209,130	5,774,079
Thermo Fisher Scientific, Inc.	257,702	23,747,239
TIBCO Software, Inc. (a)	821,505	21,022,313
Time Warner Cable, Inc.	100,236	11,186,338
Torchmark Corp.	28,513	2,062,916
The Travelers Cos., Inc. (c)	266,795	22,616,212
TRW Automotive Holdings Corp. (a)	144,121	10,277,268
Twitter, Inc.	636,780	12,162,498
U.S. Bancorp	765,917	28,017,244
Union Pacific Corp.	247,361	38,425,058
United Continental Holdings, Inc. (a)	1,023,955	31,445,658
United Parcel Service, Inc., Class B	190,389	17,395,843
United Technologies Corp.	477,513	51,485,452
UnitedHealth Group, Inc.	337,006	24,133,000
Universal Health Services, Inc., Class B	434,570	32,588,404
Unum Group	65,333	1,988,737
Valero Energy Corp.	58,472	1,996,819
Valmont Industries, Inc.	12,885	1,789,855
Vertex Pharmaceuticals, Inc. (a)	110,311	8,363,780
Visa, Inc., Class A	391,556	74,826,352
VMware, Inc., Class A (a)	176,549	14,282,814
Wal-Mart Stores, Inc.	534,415	39,525,333
Waters Corp. (a)(b)	128,869	13,687,176
WellPoint, Inc.	125,774	10,515,964
Wells Fargo & Co.	1,674,450	69,188,274
Western Digital Corp.	40,009	2,536,571
Whiting Petroleum Corp. (a)(c)	327,803	19,619,010
Williams-Sonoma, Inc. (c)	120,503	6,772,269
Wyndham Worldwide Corp.	26,437	1,611,864
XL Group PLC (c)	645,176	19,884,324

		3,793,185,844
Total Common Stocks — 61.1%		7,281,927,342

Corporate Bonds	Par (000)
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	1,027	523,770
Australia — 0.1%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (d)		4,019	4,119,475
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		11,340	10,773,000

			14,892,475
Brazil — 0.5%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (d)		7,440	7,700,400
Hypermarcas SA, 6.50%, 4/20/21 (d)		3,840	3,888,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		4,163	4,235,344
Odebrecht Finance Ltd., 5.13%, 6/26/22 (d)		3,097	2,996,347
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (d)		9,135	9,363,375
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		28,908	4,625,280
Petrobras Global Finance BV:
2.00%, 5/20/16		3,813	3,788,372
2.41%, 1/15/19 (e)		18,374	18,024,894

			54,622,012
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		2,866	2,993,457

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15	USD	7,750	$7,891,965
Banco Santander Chile, 2.13%, 6/07/18 (d)(e)		9,323	9,369,615
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		6,505	5,213,897

			22,475,477
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(f)(g)	SGD	11,400	90,869
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(f)	USD	4,800	480,000

			570,869
Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (d)		3,261	3,000,120
France — 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (d)	EUR	1,035	1,666,238
Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)	USD	2,964	2,808,390
Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)	CNY	13,100	21,398
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (d)	USD	6,439	6,725,117
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,661	4,720,055
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (g)	HKD	46,000	6,057,002

			17,523,572
India — 0.2%
ICICI Bank Ltd./Dubai, 4.70%, 2/21/18 (d)	USD	3,247	3,229,125
REI Agro Ltd.:
5.50%, 11/13/14 (g)		2,550	1,759,500
5.50%, 11/13/14 (d)(g)		6,845	4,723,050
Suzlon Energy Ltd.:
0.00%, 10/11/12 (a)(f)		5,772	3,578,640
44.62%, 7/25/14 (g)(h)		7,667	4,983,550

			18,273,865
Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	354,750
10.75%, 10/06/17 (d)		4,406	2,841,870

			3,196,620
Ireland — 0.1%
Nara Cable Funding Ltd.:
8.88%, 12/01/18 (d)	EUR	6,140	8,846,424
8.88%, 12/01/18 (d)	USD	2,565	2,680,425
8.88%, 12/01/18 (d)		1,338	1,411,590
Ono Finance II PLC, 10.88%, 7/15/19 (d)		1,039	1,106,535

			14,044,974
Italy — 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		9,725	9,710,899
Luxembourg — 0.2%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (d)	EUR	1,678	2,531,143
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	8,048	8,691,840
Matterhorn Mobile SA, 6.75%, 5/15/19 (d)	CHF	1,000	1,183,192
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (d)	USD	6,536	6,096,127

Corporate Bonds	Par (000)		Value
Luxembourg (concluded)
TNK-BP Finance SA:
7.50%, 7/18/16	USD	1,015	$1,134,263
7.50%, 7/18/16 (d)		2,486	2,778,105
6.63%, 3/20/17 (d)		2,848	3,125,680

			25,540,350
Mexico — 0.0%
Banco Santander Mexico SA, 4.13%, 11/09/22 (d)		5,227	4,795,773
Netherlands — 0.5%
Bio City Development Co. BV, 8.00%, 7/06/18 (g)		23,800	20,230,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.38%, 1/19/17		9,469	10,075,357
3.95%, 11/09/22		3,468	3,327,425
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(g)	EUR	13,900	20,737,736
Ziggo BV, 3.63%, 3/27/20		2,572	3,439,865

			57,810,383
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	13,500	10,760,831
2.95%, 6/20/22 (g)		27,000	21,467,857
1.45%, 10/17/23 (g)		11,000	8,768,084
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	9,900	9,496,575

			50,493,347
South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 11/20/15		4,314	4,317,184
Zeus Cayman II, 0.00%, 8/18/16 (g)(h)	JPY	222,000	3,305,890

			7,623,074
Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (d)	USD	6,312	6,594,778
Switzerland — 0.0%
UBS AG, 5.88%, 12/20/17		3,104	3,583,624
United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17		20,892	20,003,899
9.00%, 10/31/17		21,335	21,121,808
Pyrus Ltd., 7.50%, 12/20/15 (d)(g)		7,200	9,705,600

			50,831,307
United Kingdom — 0.5%
BAT International Finance PLC, 2.13%, 6/07/17 (d)		6,350	6,455,410
British Telecommunications PLC, 1.38%, 12/20/13 (e)		2,472	2,477,382
Delta Topco Ltd., 10.00%, 11/24/60		12,379	12,560,792
Essar Energy PLC, 4.25%, 2/01/16		7,700	6,275,500
Lloyds TSB Bank PLC, 13.00% (e)(i)	GBP	11,674	28,632,203

			56,401,287
United States — 2.7%
Ally Financial, Inc.:
4.50%, 2/11/14	USD	4,460	4,500,631
3.50%, 7/18/16		6,550	6,615,500
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,607	4,587,618
Apple, Inc., 1.00%, 5/03/18		14,920	14,371,750

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Bank of America Corp.:
2.00%, 1/11/18 (j)	USD	9,021	$8,871,711
1.32%, 3/22/18 (e)		4,827	4,842,002
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		1,330	1,560,256
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		2,035	2,174,906
Cablevision Systems Corp., 5.88%, 9/15/22		3,890	3,812,200
CIT Group, Inc., 4.75%, 2/15/15 (d)		7,133	7,382,655
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		13,500	14,276,250
CONSOL Energy, Inc., 8.00%, 4/01/17		9,989	10,613,313
Cricket Communications, Inc., 7.75%, 10/15/20		5,002	5,664,765
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	352,031
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		3,922	8,822,049
Daimler Finance North America LLC:
0.87%, 1/09/15 (d)(e)		9,513	9,546,628
1.30%, 7/31/15 (d)		1,808	1,815,991
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		1,781	1,870,050
Ford Motor Credit Co. LLC:
1.52%, 5/09/16 (e)		548	555,465
2.38%, 1/16/18		6,610	6,557,986
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		6,624	7,365,060
General Electric Capital Corp.:
5.55%, 5/04/20		6,598	7,475,475
Series B, 6.25%, 12/29/49 (e)(i)		9,500	9,595,000
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		11,453	31,710,494
HSBC USA, Inc., 1.63%, 1/16/18		6,570	6,440,105
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,792	1,930,880
Hyundai Capital America:
1.63%, 10/02/15 (d)		2,436	2,439,898
2.13%, 10/02/17 (d)		3,893	3,883,423
Morgan Stanley, 7.30%, 5/13/19		3,953	4,729,938
Mylan, Inc., 3.75%, 9/15/15 (g)		7,858	22,773,466
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		694	746,050
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (d)		3,746	3,697,628
5.40%, 2/14/22 (d)		1,995	1,999,217
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (d)		4,617	4,426,549
Salesforce.com, Inc., 0.25%, 4/01/18 (d)(g)		13,194	14,167,057
SunGard Data Systems, Inc., 7.38%, 11/15/18		5,578	5,912,680
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		9,863	11,699,984
Texas Industries, Inc., 9.25%, 8/15/20		4,017	4,418,700
Verizon Communications, Inc., 2.00%, 9/14/18 (e)		52,748	55,464,522

			319,669,883
Total Corporate Bonds — 6.3%			749,646,544

Floating Rate Loan Interests (e)
Canada — 0.0%
Essar Steel Algoma, Inc. (FKA Algoma Steel, Inc.), Term Loan, 8.75%, 9/19/14		3,680	3,730,070

Floating Rate Loan Interests (e)	Par (000)		Value
Chile — 0.0%
GNL Quintero, Tranche B Facility, 1.27%, 7/20/23	USD	7,406	$6,191,174
France — 0.1%
Constellium Holdco BV (Constellium France SAS):
Initial Dollar Term Loan, 6.00%, 3/25/20		3,170	3,225,141
Initial Euro Term Loan, 6.50%, 3/25/20	EUR	3,170	4,336,878

			7,562,019
United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 10/17/19	USD	19,179	19,970,135
United States — 0.8%
Cricket Communications, Inc., C Term Loan, 4.75%, 3/08/20		7,910	7,903,135
Drillships Financing Holding, Inc.:
Tranche B-1 Term Loan, 6.00%, 3/31/21		6,364	6,419,954
Tranche B-2 Term Loan, 5.50%, 7/15/16		3,182	3,215,960
Fieldwood Energy LLC, Term Loan (Second Lien), 7.13%, 9/30/20		8,842	8,805,902
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.), Term Loan B2, 3.00%, 9/23/20		40,152	40,078,923
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		7,268	7,268,038
Univision Communications, Inc., 2013 New First-Lien Term Loan, 4.50%, 3/01/20		12,607	12,538,322
Valeant Pharmaceuticals International, Inc., Series E Tranche B Term Loan, 4.50%, 8/05/20		8,679	8,721,594

			94,951,828
Total Floating Rate Loan Interests — 1.1%			132,405,226

Foreign Government Obligations
Australia — 1.4%
Commonwealth of Australia:
5.50%, 12/15/13	AUD	28,428	26,685,353
5.50%, 4/21/23		66,066	69,858,283
Queensland Treasury Corp.:
6.00%, 9/14/17		46,860	47,953,295
6.00%, 6/14/21		19,934	20,848,594

			165,345,525
Brazil — 0.9%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	83,481	90,793,413
Series B, 6.00%, 8/15/24		15,524	16,869,782

			107,663,195
Canada — 0.4%
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,606	12,056,922
1.50%, 3/01/17		19,169	18,602,891
3.50%, 6/01/20		14,061	14,772,343

			45,432,156
Germany — 1.7%
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	75,351	116,333,003
3.50%, 7/04/19		59,197	91,821,435

			208,154,438

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Hong Kong — 0.4%
Hong Kong Government Bond:
1.67%, 3/24/14	HKD	37,850	$4,912,867
3.51%, 12/08/14		99,950	13,378,446
1.69%, 12/22/14		49,550	6,496,743
0.27%, 12/18/17		49,300	6,174,733
0.53%, 3/19/18		103,550	13,056,013
3.56%, 6/25/18		29,600	4,245,140

			48,263,942
Malaysia — 0.2%
Federation of Malaysia, 5.09%, 4/30/14	MYR	63,226	19,641,163
Netherlands — 0.1%
Kingdom of the Netherlands, 1.00%, 2/24/17	USD	12,526	12,528,881
Russia — 0.0%
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22		3,200	3,296,000
Turkey — 0.0%
Republic of Turkey, 6.75%, 4/03/18		2,827	3,121,008
United Kingdom — 1.2%
United Kingdom Gilt, 4.75%, 3/07/20	GBP	72,841	138,141,932
Total Foreign Government Obligations — 6.3%			751,588,240

Investment Companies	Shares
ETFS Gold Trust (a)		256,340	33,508,765
ETFS Palladium Trust (a)		91,845	6,497,115
ETFS Platinum Trust (a)		77,539	10,647,656
iShares Gold Trust (a)	2,310,427		29,781,404
Market Vectors Gold Miners ETF	1,041,795		26,107,383
SPDR Gold Trust		425,829	54,578,503
Total Investment Companies — 1.4%			161,120,826

Non-Agency Mortgage-Backed Securities	Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.48%, 11/15/15 (d)(e)	USD	14,859	14,882,537

Preferred Securities
Capital Trusts
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(e)(i)		1,464	1,469,490
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (e)		6,357	6,754,313
United States — 0.2%
Citigroup, Inc., 5.95% (e)(i)		4,748	4,427,510
JPMorgan Chase & Co., 5.15%, 12/29/49 (e)(i)		12,170	10,648,750
NBCUniversal Enterprise, Inc., 5.25%, 12/19/49 (d)(i)		6,000	5,940,000
USB Capital IX, 3.50% (e)(i)		8,983	6,827,080

			27,843,340
Total Capital Trusts — 0.3%			36,067,143

Preferred Stocks	Shares		Value
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		269,500	$7,289,975
Royal Bank of Scotland Group PLC:
Series M, 6.40%		168,525	3,535,655
Series Q, 6.75%		91,325	1,999,104
Series T, 7.25%		250,583	5,886,195

			18,710,929
United States — 0.7%
Cliffs Natural Resources, Inc., , 7.00% (g)		249,990	4,942,302
Fannie Mae, Series S, 8.25% (b)(e)		790,114	4,614,266
General Motors Co., Series B, 4.75% (g)		244,123	12,242,768
Health Care REIT, Inc., Series I, 6.50% (g)		132,093	7,601,952
NextEra Energy, Inc., , 5.60% (g)		163,146	8,986,082
PPL Corp., , 8.75% (g)		128,534	6,906,132
Twitter, Inc.:
Class A Junior (a)		7,291	139,258
Series D (a)		650,839	12,431,025
United Technologies Corp., , 7.50% (g)		89,362	5,789,764
US Bancorp:
Series F, 6.50% (e)		241,374	6,273,310
Series G, 6.00% (e)		125,469	3,380,135
Wells Fargo & Co., Series L, 7.50% (g)		4,440	5,050,544
Total Preferred Stocks — 0.8%			97,068,467

Trust Preferreds
United States — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (e)		441,422	12,125,862
Continental Airlines Finance Trust II, 6.00%, 11/15/30 (g)		21,250	935,663
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (e)		580,751	15,535,089
Omnicare Capital Trust II, Series B, 4.00%, 6/15/33 (g)		87,281	5,958,674
RBS Capital Funding Trust VII, Series G, 6.08% (i)		223,721	4,861,457
Total Trust Preferreds — 0.3%			39,416,745
Total Preferred Securities — 1.4%			172,552,355

U.S. Treasury Obligations	Par (000)
U.S. Treasury Notes:
0.25%, 3/31/15	USD	65,888	65,918,401
2.25%, 3/31/16 (k)		86,529	90,389,181
0.63%, 9/30/17		52,044	51,153,677
1.00%, 5/31/18 (j)		98,768	97,502,387
1.38%, 7/31/18-9/30/18 (j)		179,974	180,160,756
2.00%, 11/15/21 (j)		15,998	15,638,241
1.75%, 5/15/22		19,258	18,239,330
1.63%, 11/15/22		26,667	24,689,697
2.50%, 8/15/23		26,371	26,103,077
Total U.S. Treasury Obligations — 4.8%			569,794,747

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Warrants (l)		Shares	Value
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		4,195,800	$1,378,908
Total Warrants — 0.0%			1,378,908
Total Long-Term Investments (Cost — $8,449,703,073) — 82.5%			9,835,296,725

Short-Term Securities
Foreign Agency Obligations (m)	Par (000)
Japan Treasury Discount Bill:
0.03%, 11/11/13	JPY	2,640,000	26,856,558
0.03%, 2/10/14		3,430,000	34,889,585
0.04%, 12/20/13		1,190,000	12,105,313
0.04%, 1/15/14		1,180,000	12,003,251
Mexico Cetes:
1.20%, 10/03/13	MXN	448,724	34,270,934
3.40%, 11/21/13		158,030	12,010,618
3.47%, 12/26/13		131,938	9,993,866
3.49%, 1/09/14		157,000	11,875,722
3.50%, 2/06/14		175,502	13,237,030
3.53%, 12/19/13		158,226	11,993,360
Total Foreign Agency Obligations — 1.5%			179,236,237

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (n)(o)		3,067,878	3,067,878

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (n)(o)(p)	USD	51,965	51,964,516
Total Money Market Funds — 0.5%			55,032,394

Time Deposits	Par (000)
Europe — 0.0%
Bank of America N.A., 0.02%, 10/01/13	EUR	1,721	2,328,684
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/13	HKD	32	4,189

Time Deposits	Par (000)		Value
Singapore — 0.1%
Citibank N.A., 0.01%, 10/01/13	SGD	11,863	$9,455,688
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.11%, 10/01/13	GBP	419	678,645
Total Time Deposits — 0.1%			12,467,206

U.S. Treasury Obligations
U.S. Treasury Bills (m):
0.01%, 10/03/13-3/06/14	USD	1,283,165	1,283,129,868
0.02%, 10/10/13		542,210	542,205,588
0.03%, 10/17/13-3/13/14		302,100	302,090,385
0.05%, 12/05/13		117,770	117,768,940
Total U.S. Treasury Obligations — 18.8%			2,245,194,781
Total Short-Term Securities (Cost — $2,493,894,628) — 20.9%			2,491,930,618

Options Purchased
(Cost — $103,975,017) — 0.6%			72,504,206
Total Investments Before Investments Sold Short and Options Written (Cost — $11,047,572,718*) — 104.0%			12,399,731,549

Investments Sold Short		Shares
Japan — 0.0%
Fast Retailing Co. Ltd.		9,400	(3,545,219)
United States — 0.0%
Cablevision Systems Corp., Class A		29,054	(489,269)
Total Investments Sold Short (Proceeds — $ 3,121,792) — (0.0)%			(4,034,488)

Options Written
(Premiums Received — $26,151,894) — (0.2)%			(21,275,800)
Total Investments Net of Investments Sold Short and Options Written — 103.8%			12,374,421,261
Liabilities in Excess of Other Assets — (3.8)%			(454,667,702)

Net Assets — 100.0%			$11,919,753,559

Notes to Consolidated Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,113,766,455

Gross unrealized appreciation	$1,642,802,145
Gross unrealized depreciation	(356,837,051)

Net unrealized appreciation	$1,285,965,094

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(e)	Variable rate security. Rate shown is as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)	All or a portion of security has been pledged in connection with open financial futures contracts.

(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(m)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold		Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,067,878	[1]	—		3,067,878	$3,067,878	$1,192
BlackRock Liquidity Series LLC, Money Market Series	$72,374,364	—		$20,409,848	[2]	$51,964,516	$51,964,516	$215,666
iShares Gold Trust	2,310,427	—		—		2,310,427	$29,781,404	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
43	CAC 40 Index	NYSE Liffe	October 2013	USD	2,411,835	$(35,027)
23	FTSE 100 Index	London	December 2013	USD	2,394,018	(65,397)
24	Nikkei 225 Index	Chicago Mercantile	December 2013	USD	1,774,454	4,895
382	Nikkei 225 Index	Singapore	December 2013	USD	28,223,969	(27,146)
(1,071)	MSCI Emerging Markets E-Mini Index	New York	December 2013	USD	(52,623,585)	1,728,401
(613)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	(51,315,763)	519,305
Total						$2,125,031

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,018,857	USD	948,698	Morgan Stanley Capital Services LLC	10/01/13	$1,790
BRL	1,257,725	USD	557,255	Brown Brothers Harriman & Co.	10/01/13	10,085
CHF	3,032,880	USD	3,353,842	Brown Brothers Harriman & Co.	10/01/13	(185)
EUR	2,981,702	USD	4,038,417	Credit Suisse International	10/01/13	(4,620)
IDR	1,011,540,815	USD	87,667	Brown Brothers Harriman & Co.	10/01/13	(314)
JPY	638,467,382	USD	6,495,751	Brown Brothers Harriman & Co.	10/01/13	(330)
KRW	299,108,513	USD	277,973	Brown Brothers Harriman & Co.	10/01/13	351
MYR	498,038	USD	155,031	Brown Brothers Harriman & Co.	10/01/13	(2,236)
MYR	796,501	USD	247,938	Brown Brothers Harriman & Co.	10/01/13	(3,575)
THB	2,986,118	USD	95,770	Brown Brothers Harriman & Co.	10/01/13	(306)
USD	467,630	BRL	1,055,441	Brown Brothers Harriman & Co.	10/01/13	(8,463)
USD	115,225	MYR	375,403	Brown Brothers Harriman & Co.	10/01/13	53
USD	1,336,852	SGD	1,679,353	Brown Brothers Harriman & Co.	10/01/13	(1,758)
CHF	1,455,642	USD	1,609,422	Credit Suisse International	10/02/13	178
EUR	5,714,882	USD	7,732,807	BNP Paribas S.A.	10/02/13	(1,426)
HKD	6,965,012	USD	898,243	Morgan Stanley Capital Services LLC	10/02/13	(215)

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	82,803,500	USD	842,098	Morgan Stanley Capital Services LLC	10/02/13	$300
MXN	3,874,176	USD	294,283	Citibank N.A.	10/02/13	(247)
USD	1,636,885	BRL	3,663,349	Brown Brothers Harriman & Co.	10/02/13	(8,277)
USD	1,610,083	SGD	2,019,898	Deutsche Bank AG	10/02/13	26
ZAR	2,518,860	USD	252,561	Brown Brothers Harriman & Co.	10/02/13	(1,684)
AUD	12,739,130	USD	12,033,000	Credit Suisse International	10/03/13	(151,272)
USD	24,400,904	AUD	27,052,000	Credit Suisse International	10/03/13	(830,372)
USD	8,183,567	EUR	6,175,438	BNP Paribas S.A.	10/03/13	(170,938)
USD	26,520,451	JPY	2,590,743,069	Bank of America N.A.	10/03/13	163,136
USD	27,158,644	JPY	2,661,547,140	JPMorgan Chase Bank N.A.	10/03/13	80,994
USD	28,508,862	JPY	2,794,438,647	Morgan Stanley Capital Services LLC	10/03/13	79,220
USD	35,730,700	MXN	448,724,000	Deutsche Bank AG	10/03/13	1,458,987
AUD	32,949,000	USD	30,161,185	Morgan Stanley Capital Services LLC	10/04/13	567,985
USD	29,409,124	AUD	32,949,000	Morgan Stanley Capital Services LLC	10/04/13	(1,320,046)
USD	43,445,956	EUR	32,704,000	UBS AG	10/04/13	(798,096)
EUR	2,548,100	USD	3,405,204	Brown Brothers Harriman & Co.	10/07/13	42,053
AUD	30,224,000	USD	28,384,114	Credit Suisse International	10/10/13	(208,534)
USD	27,018,443	AUD	30,224,000	Credit Suisse International	10/10/13	(1,157,138)
USD	11,368,192	EUR	8,540,000	Goldman Sachs International	10/10/13	(185,433)
USD	18,458,638	GBP	11,778,100	JPMorgan Chase Bank N.A.	10/10/13	(607,391)
USD	26,887,207	JPY	2,610,148,200	Barclays Bank PLC	10/10/13	331,296
JPY	2,829,643,248	USD	28,997,000	Deutsche Bank AG	10/11/13	(207,742)
USD	21,533,392	AUD	24,061,000	Morgan Stanley Capital Services LLC	10/11/13	(895,267)
USD	46,386,224	GBP	29,923,700	Deutsche Bank AG	10/11/13	(2,052,930)
USD	35,314,616	JPY	3,411,533,184	BNP Paribas S.A.	10/11/13	605,114
USD	39,297,355	JPY	3,855,070,545	Deutsche Bank AG	10/11/13	75,230
AUD	31,080,000	USD	28,951,020	BNP Paribas S.A.	10/17/13	7,925
USD	27,944,898	AUD	31,080,000	BNP Paribas S.A.	10/17/13	(1,014,047)
USD	28,983,710	JPY	2,828,810,075	Credit Suisse International	10/17/13	201,836
AUD	29,943,000	USD	27,720,032	Barclays Bank PLC	10/18/13	177,496
USD	26,682,507	AUD	29,943,000	Barclays Bank PLC	10/18/13	(1,215,021)
USD	11,599,000	BRL	27,699,572	Morgan Stanley Capital Services LLC	10/18/13	(840,518)
USD	5,824,000	BRL	14,087,674	UBS AG	10/18/13	(502,591)
USD	11,696,000	BRL	28,585,024	UBS AG	10/18/13	(1,141,163)
USD	22,711,601	EUR	17,048,000	Barclays Bank PLC	10/18/13	(352,804)
USD	27,192,825	AUD	30,447,000	Morgan Stanley Capital Services LLC	10/24/13	(1,161,998)
USD	28,571,816	EUR	21,342,000	Morgan Stanley Capital Services LLC	10/24/13	(302,406)
EUR	20,625,000	JPY	2,745,558,750	Barclays Bank PLC	10/25/13	(32,003)
USD	11,711,000	BRL	28,026,765	Deutsche Bank AG	10/25/13	(852,549)
USD	18,175,075	BRL	44,152,710	Deutsche Bank AG	10/25/13	(1,617,246)
USD	36,528,691	JPY	3,635,700,617	JPMorgan Chase Bank N.A.	10/25/13	(464,804)
USD	18,057,933	JPY	1,796,764,307	UBS AG	10/25/13	(224,263)
USD	17,716,458	EUR	13,357,000	Credit Suisse International	10/31/13	(354,959)
USD	11,803,803	EUR	8,900,000	Deutsche Bank AG	10/31/13	(237,495)
USD	29,532,751	EUR	22,264,000	UBS AG	10/31/13	(589,435)
USD	27,406,355	JPY	2,706,651,612	Bank of America N.A.	10/31/13	(135,014)
USD	17,796,218	EUR	13,378,000	Deutsche Bank AG	11/01/13	(303,660)
USD	52,546,464	JPY	5,218,862,208	Morgan Stanley Capital Services LLC	11/01/13	(558,020)
USD	36,901,006	JPY	3,667,960,000	UBS AG	11/01/13	(422,286)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,965,770	JPY	2,574,687,871	BNP Paribas S.A.	11/06/13	$(233,602)
USD	26,077,397	JPY	2,588,964,000	Credit Suisse International	11/06/13	(267,245)
USD	24,686,590	JPY	2,448,885,000	Morgan Stanley Capital Services LLC	11/06/13	(232,644)
CAD	17,477,204	USD	16,931,666	Credit Suisse International	11/07/13	19,401
USD	25,246,827	JPY	2,498,173,500	Credit Suisse International	11/07/13	(174,083)
USD	25,589,591	JPY	2,525,180,795	Goldman Sachs International	11/07/13	(106,139)
USD	26,747,720	JPY	2,640,000,000	Credit Suisse International	11/12/13	(117,063)
USD	12,046,990	MXN	158,030,000	Credit Suisse International	11/21/13	27,321
USD	12,377,846	MXN	158,226,000	Morgan Stanley Capital Services LLC	12/19/13	369,057
USD	11,876,248	JPY	1,190,000,000	BNP Paribas S.A.	12/20/13	(237,189)
USD	10,311,645	MXN	131,937,500	Credit Suisse International	12/26/13	303,456
USD	12,235,133	MXN	157,000,000	UBS AG	1/09/14	338,764
USD	12,077,789	JPY	1,180,000,000	UBS AG	1/15/14	63,455
USD	12,885,420	MXN	175,502,000	UBS AG	2/06/14	(383,969)
USD	34,822,335	JPY	3,430,000,000	Deutsche Bank AG	2/10/14	(107,180)
Total						$(17,874,682)

•	Exchange-traded options purchased as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Barrick Gold Corp.	Call	USD	80.00	1/18/14	32,487	$97,461
Goldcorp, Inc.	Call	USD	80.00	1/18/14	20,313	40,626
Newmont Mining Corp.	Call	USD	90.00	1/18/14	25,990	51,980
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	2/22/14	4,036	742,624
MetLife, Inc.	Call	USD	50.00	1/17/15	1,146	498,510
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	750	570,000
S&P 500 Index	Put	USD	1,630.00	10/19/13	1,168	975,280
S&P 500 Index	Put	USD	1,635.00	10/19/13	922	811,360
S&P 500 Index	Put	USD	1,685.00	11/16/13	1,662	6,348,840
S&P 500 Index	Put	USD	1,630.00	11/16/13	258	482,460
Total						$10,619,141

•	Over-the-counter options purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
TOPIX Index	Goldman Sachs International	Call	JPY	1,218.10	12/13/13	2,822,991	—	$983,326
Activision Blizzard, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	789,528	—	148,115
Aetna, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	259,967	—	1,512,392
Agnico-Eagle Mines Ltd.	Deutsche Bank AG	Call	USD	85.00	1/17/14	590,560	—	11,374
Alcoa, Inc.	Goldman Sachs International	Call	USD	15.00	1/17/14	1,426,244	—	20,353
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	700,319	—	—
Autozone, Inc.	Goldman Sachs International	Call	USD	550.00	1/17/14	59,851	—	10,381
Boston Scientific Corp.	Goldman Sachs International	Call	USD	10.00	1/17/14	984,633	—	1,971,570
Broadcom Corp.	Goldman Sachs International	Call	USD	55.00	1/17/14	764,059	—	7,350
Caterpillar, Inc.	Goldman Sachs International	Call	USD	135.00	1/17/14	827,731	—	15,959
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	280,191	—	6,708
Corning, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	1,591,790	—	38,760
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	831,482	—	166
EMC Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	2,228,507	—	20,903
Endeavour Silver Corp	Deutsche Bank AG	Call	USD	20.00	1/17/14	222,638	—	85

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options purchased as of September 30, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	140,675	—	$10,210
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs International	Call	USD	64.00	1/17/14	1,719,134	—	25,048
General Electric Co.	Goldman Sachs International	Call	USD	35.00	1/17/14	3,183,581	—	30,340
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	1,718,964	—	17
Halliburton Co.	Goldman Sachs International	Call	USD	55.00	1/17/14	982,214	—	556,424
Harmony Gold Mining Co. Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	438,425	—	48
Hewlett-Packard Co.	Goldman Sachs International	Call	USD	30.00	1/17/14	2,616,575	—	215,998
Humana, Inc.	Goldman Sachs International	Call	USD	105.00	1/17/14	254,686	—	332,167
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	739,472	—	7
Intel Corp.	Goldman Sachs International	Call	USD	40.00	1/17/14	3,183,581	—	29,703
International Business Machines Co.	Goldman Sachs International	Call	USD	295.00	1/17/14	331,092	—	4,506
J.C. Penney Co., Inc.	Goldman Sachs International	Call	USD	55.00	1/17/14	891,403	—	—
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	3,183,267	—	32
Marvell Technology Group Ltd.	Goldman Sachs International	Call	USD	20.00	1/17/14	1,846,477	—	277
Mastercard, Inc.	Goldman Sachs International	Call	USD	660.00	1/17/14	70,557	—	2,768,886
McDonald’s Corp.	Goldman Sachs International	Call	USD	135.00	1/17/14	573,045	—	11,134
Monster Beverage Corp.	Goldman Sachs International	Call	USD	105.00	1/17/14	445,701	—	21,438
NetApp, Inc.	Goldman Sachs International	Call	USD	60.00	1/17/14	1,044,215	—	30,512
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	471,633	—	24
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	435,839	—	4
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	795,205	—	—
QUALCOMM, Inc.	Goldman Sachs International	Call	USD	95.00	1/17/14	1,273,432	—	62,054
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	107,340	—	2,556
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	105,773	—	7,614
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	69,650	—	725
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	194,689	—	6
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	798,592	—	26,960
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	454,150	—	5
Staples, Inc.	Goldman Sachs International	Call	USD	20.00	1/17/14	2,347,653	—	57,165
Starwood Hotels & Resort Worldwide, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	191,015	—	22,322
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	509,322	—	12,422
United Technologies Corp.	Goldman Sachs International	Call	USD	120.00	1/17/14	483,904	—	310,211
UnitedHealth Group, Inc.	Goldman Sachs International	Call	USD	85.00	1/17/14	636,716	—	185,991
Visa, Inc.	Goldman Sachs International	Call	USD	190.00	1/17/14	262,982	—	2,624,505
Western Union Co.	Goldman Sachs International	Call	USD	25.00	1/17/14	445,701	—	10,804
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	1,911,514	—	27,258
Yum! Brands, Inc.	Goldman Sachs International	Call	USD	100.00	1/17/14	445,701	—	8,254
Apple, Inc.	Goldman Sachs International	Call	USD	410.00	2/21/14	104,267	—	7,697,484
TOPIX Index	BNP Paribas S.A.	Call	JPY	1,271.41	3/14/14	3,620,035	—	1,334,873
TOPIX Index	UBS AG	Call	JPY	1,157.50	4/11/14	3,899,885	—	3,469,377
TOPIX Index	JPMorgan Chase Bank N.A.	Call	USD	1,164.04	5/09/14	32,953	—	3,331,566
TOPIX Index	Bank of America N.A.	Call	USD	1,153.54	6/13/14	26,498	—	2,957,983
TOPIX Index	Goldman Sachs International	Call	JPY	1,143.74	7/11/14	2,935,700	—	3,217,575
TOPIX Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	3,570,631	—	2,544,340
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	13,500.00	10/11/13	355,600	—	135,663
Nikkei 225 Index	Citibank N.A.	Put	JPY	13,125.85	10/11/13	705,402	—	136,705
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	13,745.85	10/11/13	409,375	—	350,930
Ibovespa Index	Goldman Sachs International	Put	USD	45,503.15	10/16/13	710	—	843
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	901.68	10/18/13	35,562	—	90,386
S&P 500 Index	Credit Suisse International	Put	USD	1,665.00	10/31/13	78,156	—	1,677,971
MSCI Emerging Markets Index	Goldman Sachs International	Put	USD	889.49	11/15/13	46,944	—	401,260

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options purchased as of September 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
S&P 500 Index	Credit Suisse International	Put	USD	1,680.00	11/15/13	77,724		—	$2,798,064
S&P 500 Index	Credit Suisse International	Put	USD	1,670.00	11/15/13	40,910		—	1,309,120
KOSPI Index	Citibank N.A.	Put	USD	243.53	12/12/13	666		—	87,246
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	929.05	12/20/13	38,768		—	927,598
USD Currency	Credit Suisse International	Put	JPY	96.70	12/20/13	—	USD	117,597	1,598,802
USD Currency	Deutsche Bank AG	Put	JPY	96.75	12/26/13	—	USD	58,799	851,104
Total									$47,061,959

•	Over-the-counter interest rate swaptions purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.84%	Receive	3-month LIBOR	12/09/13	USD	329,391	$4,202,930
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.85%	Receive	3-month LIBOR	12/09/13	USD	230,574	3,034,537
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.70%	Receive	3-month LIBOR	12/10/13	USD	527,530	4,286,973
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.65%	Receive	3-month LIBOR	12/20/13	USD	131,566	874,408
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Receive	3-month LIBOR	12/24/13	USD	102,042	817,020
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.65%	Receive	3-month LIBOR	12/27/13	USD	148,691	1,000,185
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,639,554	607,053
Total									$14,823,106

•	Exchange-traded options written as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Carnival Corp.	Call	USD	38.00	10/19/13	1,781	$(8,905)
SM Energy Co.	Call	USD	70.00	11/16/13	650	(565,500)
Whiting Petroleum Corp.	Call	USD	52.50	12/21/13	975	(823,875)
Marathon Petroleum Corp.	Call	USD	77.50	1/18/14	1,298	(110,330)
PulteGroup, Inc.	Call	USD	19.00	1/18/14	2,601	(169,065)
The Travelers Cos., Inc.	Call	USD	82.50	1/18/14	286	(131,560)
Williams-Sonoma, Inc.	Call	USD	55.00	1/18/14	504	(186,480)
Williams-Sonoma, Inc.	Call	USD	52.50	1/18/14	700	(371,000)
ACE Ltd.	Call	USD	92.50	2/22/14	262	(119,210)
XL Group PLC	Call	USD	32.00	4/19/14	777	(105,672)
PulteGroup, Inc.	Put	USD	15.00	1/18/14	2,600	(231,400)
Dresser-Rand Group, Inc.	Put	USD	60.00	3/22/14	1,299	(506,610)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	972	(670,680)
Marathon Petroleum Corp.	Put	USD	62.50	4/19/14	1,945	(1,071,695)
Phillips 66	Put	USD	57.50	5/17/14	2,593	(1,529,870)
Total						$(6,601,852)

•	Over-the-counter options written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Nikkei 225 Index	BNP Paribas S.A.	Call	JPY	14,500.00	10/11/13	355,600	$(940,597)
Nikkei 225 Index	Citibank N.A.	Call	JPY	14,208.40	10/11/13	705,402	(3,052,727)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	14,717.78	10/11/13	409,375	(647,948)
Ibovespa Index	Goldman Sachs International	Call	USD	50,815.70	10/16/13	710	(631,530)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,035.78	10/18/13	35,562	(137,060)

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter options written as of September 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
MSCI Emerging Markets Index	Goldman Sachs International	Call	USD	1,021.78	11/15/13	46,944	$(778,511)
S&P 500 Index	Credit Suisse International	Call	USD	1,765.00	11/15/13	77,724	(275,920)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Call	USD	1,071.98	12/20/13	38,768	(428,573)
Apple, Inc.	Deutsche Bank AG	Call	USD	480.00	2/21/14	104,267	(3,251,509)
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	12,500.00	10/11/13	355,600	(19,897)
Nikkei 225 Index	Citibank N.A.	Put	JPY	11,772.67	10/11/13	705,402	(30,618)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	12,773.92	10/11/13	409,375	(49,253)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	809.20	10/18/13	35,562	—
S&P 500 Index	Credit Suisse International	Put	USD	1,565.00	10/31/13	78,156	(340,781)
MSCI Emerging Markets Index	Goldman Sachs International	Put	USD	798.26	11/15/13	46,944	(162,465)
S&P 500 Index	Credit Suisse International	Put	USD	1,570.00	11/15/13	40,910	(415,237)
S&P 500 Index	Credit Suisse International	Put	USD	1,580.00	11/15/13	77,724	(882,167)
TOPIX Index	Citibank N.A.	Put	JPY	1,078.91	12/13/13	3,570,631	(328,880)
TOPIX Index	Goldman Sachs International	Put	JPY	1,089.26	12/13/13	2,822,991	(314,704)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	833.76	12/20/13	38,768	(321,586)
S&P 500 Index	Citibank N.A.	Put	USD	1,149.60	12/20/13	11,200	(5,005)
TOPIX Index	BNP Paribas S.A.	Put	JPY	1,112.48	3/14/14	3,620,035	(1,324,315)
Total							$(14,339,283)

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.45%	Receive	3-month LIBOR	12/10/13	USD	528	$(334,665)

•	Centrally cleared credit default swaps – buy protection outstanding as of September 30, 2013 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	29,200	$(1,093,481)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.30%[1]	3-month LIBOR	Chicago Mercantile	8/28/14	[2]	8/28/16	USD	164,697	$(1,203,112)
1.28%[1]	3-month LIBOR	Chicago Mercantile	8/28/14	[2]	8/28/16	USD	164,687	(1,146,106)
1.78%[3]	3-month LIBOR	Chicago Mercantile	9/27/15	[2]	9/27/16	USD	4,677	18,910
2.55%[3]	3-month LIBOR	Chicago Mercantile	8/28/14	[2]	8/28/19	USD	65,875	1,281,282
2.54%[3]	3-month LIBOR	Chicago Mercantile	8/28/14	[2]	8/28/19	USD	65,875	1,249,807
Total								$200,781

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.
[3]	Fund pays the floating rate and receives the fixed rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter credit default swaps – buy protection outstanding as of September 30, 2013 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	28,999	$(1,706,312)	$(1,402,096)	$(304,216)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	27,675	(1,628,392)	(1,302,216)	(326,176)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	25,985	(1,528,968)	(1,046,847)	(482,121)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,181	(775,575)	(665,977)	(109,598)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,181	(775,575)	(664,745)	(110,830)
CDX.NA.HY Series 20 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	USD	13,150	(773,737)	(518,177)	(255,560)
Total						$(7,188,559)	$(5,600,058)	$(1,588,501)

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.49%[1]	3-month LIBOR	Deutsche Bank AG	N/A		9/14/15	USD	1,900	$(1,489)	—	$(1,489)
0.50%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	9/17/13	[2]	9/17/15	USD	65,081	(57,408)	—	(57,408)
0.76%[1]	6-month GBP LIBOR	Deutsche Bank AG	2/28/14	[2]	2/28/16	GBP	32,925	290,446	—	290,446
1.01%[3]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	192,485	(681,820)	—	(681,820)
1.03%[3]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	1,650	(5,505)	—	(5,505)
1.04%[3]	3-month LIBOR	Deutsche Bank AG	9/28/15	[2]	9/28/16	USD	7,700	(25,431)	—	(25,431)
1.00%[3]	3-month LIBOR	Goldman Sachs International	9/28/15	[2]	9/28/16	USD	259,646	(958,172)	—	(958,172)
1.16%[3]	3-month LIBOR	Deutsche Bank AG	N/A		9/14/18	USD	800	(13,691)	—	(13,691)
1.19%[3]	3-month LIBOR	JPMorgan Chase Bank N.A.	9/17/13	[2]	9/17/18	USD	26,450	(432,046)	—	(432,046)
1.40%[3]	6-month GBP LIBOR	Deutsche Bank AG	2/28/14	[2]	2/28/19	GBP	13,172	(573,449)	—	(573,449)
Total								$(2,458,565)	—	$(2,458,565)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.
[3]	Fund pays the floating rate and receives the fixed rate.

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Over-the-counter total return swaps outstanding as of September 30, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	1-month LIBOR[1]	Citibank N.A.	12/12/13	KRW	97,500	$(86,316)	—	$(86,316)
KOSPI 200 Index	1-month LIBOR[1]	Citibank N.A.	12/12/13	KRW	97,500	(234,325)	—	(234,325)
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/16	JPY	2,150	24,060	—	24,060
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/16	JPY	2,130	121,349	—	121,349
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/17	JPY	2,030	291,195	—	291,195
SGX Nikkei Stock Average Dividend Point Index	1-month LIBOR[1]	BNP Paribas S.A.	3/31/17	JPY	2,030	187,935	—	187,935
Total						$303,898	—	$303,898

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$7,411,402	—	—	$7,411,402
Australia	—	$50,142,542	—	50,142,542
Austria	—	3,581,833	—	3,581,833
Belgium	4,040,726	13,958,215	$213,239	18,212,180
Brazil	110,079,606	—	—	110,079,606
Canada	242,628,004	—	—	242,628,004
Chile	8,819,644	—	—	8,819,644
China	2,270,937	53,258,986	—	55,529,923
Denmark	6,050,817	—	—	6,050,817
France	22,608,027	343,464,442	—	366,072,469
Germany	47,008,825	240,600,393	—	287,609,218
Hong Kong	32,925	40,308,950	—	40,341,875
India	6,641,195	—	—	6,641,195

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Indonesia	$5,724,618	$2,963,442	—	$8,688,060
Ireland	47,229,440	—	—	47,229,440
Israel	1,461,793	—	$10,402,748	11,864,541
Italy	—	89,157,582	—	89,157,582
Japan	10,582,909	868,064,334	—	878,647,243
Kazakhstan	9,921,834	—	—	9,921,834
Luxembourg	12,407,225	—	—	12,407,225
Malaysia	6,158,179	35,842,560	—	42,000,739
Mexico	23,355,076	—	—	23,355,076
Netherlands	46,327,636	75,852,700	—	122,180,336
Norway	—	24,815,723	—	24,815,723
Philippines	5,037,391	—	—	5,037,391
Portugal	—	5,693,446	—	5,693,446
Russia	9,590,215	12,003,726	—	21,593,941
Singapore	—	58,861,382	—	58,861,382
South Africa	—	9,593,870	—	9,593,870
South Korea	3,427,604	102,996,372	—	106,423,976
Spain	3,151,590	37,067,313	—	40,218,903
Sweden	—	22,246,198	—	22,246,198
Switzerland	2,415,796	223,891,418	—	226,307,214
Taiwan	4,701,883	17,387,573	—	22,089,456
Thailand	18,029,671	—	—	18,029,671
United Arab Emirates	13,308,923	—	—	13,308,923
United Kingdom	60,915,501	393,937,185	11,095,934	465,948,620
United States	3,781,023,346	—	12,162,498	3,793,185,844
Corporate Bonds	—	654,415,855	95,230,689	749,646,544
Floating Rate Loan Interests	—	98,975,879	33,429,347	132,405,226
Foreign Government Obligations	—	751,588,240	—	751,588,240
Investment Companies	161,120,826	—	—	161,120,826
Non-Agency Mortgage-Backed Securities	—	14,882,537	—	14,882,537
Preferred Securities	123,914,929	36,067,143	12,570,283	172,552,355
U.S. Treasury Obligations	—	569,794,747	—	569,794,747
Warrants	1,378,908	—	—	1,378,908
Short-Term Securities:
Foreign Agency Obligations	—	179,236,237	—	179,236,237
Money Market Funds	3,067,878	51,964,516	—	55,032,394
Time Deposits	—	12,467,206	—	12,467,206
U.S. Treasury Obligations	—	2,245,194,781	—	2,245,194,781
Options Purchased:
Equity Contracts	15,259,827	37,659,183	2,312,184	55,231,194
Foreign Currency Exchange Contracts	—	2,449,906	—	2,449,906
Interest Rate Contracts	—	14,823,106	—	14,823,106
Liabilities:
Investments:
Investments Sold Short	(489,269)	(3,545,219)	—	(4,034,488)
Total	$4,826,615,837	$7,391,664,302	$177,416,922	$12,395,697,061

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,252,601	$624,539	—	$2,877,140
Foreign currency exchange contracts	2,294	4,923,215	—	4,925,509
Interest rate contracts	—	2,840,445	—	2,840,445
Liabilities:
Credit contracts	—	(2,681,982)	—	(2,681,982)
Equity contracts	(6,729,422)	(12,654,085)	$(2,005,839)	(21,389,346)
Foreign currency exchange contracts	(16,896)	(23,117,960)	—	(23,134,856)
Interest rate contracts	—	(5,098,229)	—	(5,098,229)
Total	$(4,491,423)	$(35,164,057)	$(2,005,839)	$(41,661,319)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$715,348	—	—	$715,348
Foreign currency at value	285,783	—	—	285,783
Cash pledged for centrally cleared swaps	4,520,000	—	—	4,520,000
Liabilities:
Cash received as collateral for over-the-counter derivatives	—	$(30,800,000)	—	(30,800,000)
Collateral on securities loaned at value	—	(51,964,516)	—	(51,964,516)
Total	$5,521,131	$(82,764,516)	—	$(77,243,385)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Options Purchased	Total
Assets:
Opening Balance, as of December 31, 2012	$22,663,755	$47,799,004	$43,242,731	—	—	$113,705,490
Transfers into Level 3	—	15,877,445	—	—	—	15,877,445
Transfers out of Level 3	—	(5,660,660)	—	—	—	(5,660,660)
Other[2]	(11,064,263)	—	—	$11,064,263	—	—
Accrued discounts/premiums	—	81,284	124,568	—	—	205,852
Net realized gain (loss)	—	3,551	156,160	—	—	159,711
Net change in unrealized appreciation/depreciation[3]	4,167,118	(5,044,388)	(277,894)	1,381,810	$(3,566,825)	(3,340,179)
Purchases	18,107,809	42,616,982	—	124,210	5,879,009	66,728,010
Sales	—	(442,529)	(9,816,218)	—	—	(10,258,747)
Closing Balance, as of September 30, 2013	$33,874,419	$95,230,689	$33,429,347	$12,570,283	$2,312,184	$177,416,922

[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
[3]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(3,144,557).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	29

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Global Opportunities V.I.Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
Treasury Wine Estates Ltd.	67,618	$279,202
Belgium — 1.5%
Anheuser-Busch InBev NV	7,062	700,535
Brazil — 1.0%
Vale SA — ADR	29,200	455,812
British Virgin Islands — 0.5%
Platform Acquisition Holdings Ltd. (a)	22,900	244,114
China — 2.7%
21Vianet Group, Inc. — ADR (a)	9,862	162,624
Anhui Conch Cement Co. Ltd., H Shares	72,500	233,193
Forgame Holdings Ltd. (a)	3,000	19,727
Melco Crown Entertainment Ltd. — ADR (a)	18,400	585,672
SINA Corp. (a)	3,000	243,510

		1,244,726
France — 8.3%
AXA SA	18,090	419,848
BNP Paribas SA	5,320	359,869
Kering	1,600	358,563
Rexel SA	11,300	287,495
Schneider Electric SA	7,000	592,324
Société Générale SA	7,400	368,662
Technip SA	4,867	571,398
Valeo SA	3,680	314,105
Vivendi SA	25,300	581,983

		3,854,247
Germany — 1.3%
Daimler AG, Registered Shares	7,900	615,963
Hong Kong — 1.2%
AIA Group Ltd.	76,800	361,388
Jardine Matheson Holdings Ltd.	3,600	197,640

		559,028
Indonesia — 1.1%
Global Mediacom Tbk PT	1,218,000	202,923
Matahari Department Store Tbk PT (a)	354,200	321,269

		524,192
Ireland — 1.3%
Eaton Corp. PLC	3,350	230,614
Green REIT PLC (a)	234,600	374,507

		605,121
Italy — 1.3%
Banca Generali SpA	14,410	325,923
Mediaset SpA	68,200	276,710

		602,633
Japan — 9.8%
ITOCHU Corp.	25,500	314,139

Common Stocks	Shares	Value
Japan (concluded)
Kenedix Realty Investment Corp.	47	$231,178
Nabtesco Corp.	15,800	386,154
Nitto Denko Corp.	5,400	352,154
Softbank Corp.	7,000	486,133
Sony Corp.	23,400	502,278
Sumitomo Mitsui Financial Group, Inc.	10,100	489,097
Tokio Marine Holdings, Inc.	12,400	406,534
Tokyo Tatemono Co. Ltd.	46,000	422,936
Tokyu Land Corp.	22,000	227,733
Toyota Motor Corp.	7,800	500,273
Yahoo! Japan Corp.	44,900	255,471

		4,574,080
Mexico — 0.9%
Fomento Economico Mexicano SAB de CV — ADR	4,500	436,905
Netherlands — 2.3%
Randstad Holding NV	8,216	463,396
Sensata Technologies Holding NV (a)	6,100	233,447
Yandex NV (a)	10,200	371,484

		1,068,327
Nigeria — 0.4%
Lekoil Ltd. (a)	292,900	202,119
Russia — 0.9%
Eurasia Drilling Co. Ltd. — GDR	10,897	434,790
South Korea — 0.2%
Samsung Heavy Industries Co. Ltd.	2,170	86,774
Spain — 2.9%
Cie Automotive SA	38,340	381,751
NH Hoteles SA (a)	112,213	579,572
Sacyr SA (a)(b)	80,309	371,080

		1,332,403
Sweden — 2.3%
SKF AB	18,000	501,028
Svenska Cellulosa AB, B Shares	22,246	560,583

		1,061,611
Switzerland — 4.2%
Glencore Xstrata PLC	97,800	532,553
Novartis AG, Registered Shares	7,420	570,733
Roche Holding AG	3,100	836,607

		1,939,893
Thailand — 0.7%
PTT Global Chemical PCL	139,500	332,249
United Kingdom — 10.4%
APR Energy PLC (b)	21,208	333,553
Aveva Group PLC	7,970	335,132

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts AUD Australian Dollar CHF Swiss Franc DKK Danish Krone EUR Euro GBP British Pound GDR Global Depositary Receipts HKD Hong Kong Dollar	JPY Japanese Yen KRW South Korean Won MXN Mexican Peso NOK Norwegian Krone SEK Swedish Krona SGD Singapore Dollar USD US Dollar ZAR South African Rand

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities V.I.Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Barclays PLC	138,420	$591,565
Blinkx PLC (a)(b)	167,300	408,552
Centrica PLC	57,400	343,536
Crest Nicholson Holdings PLC (a)	90,699	487,046
esure Group PLC	95,116	376,183
Foxtons Group PLC (a)	63,724	278,541
Lloyds Banking Group PLC (a)	195,200	232,416
Partnership Assurance Group PLC (a)	57,200	381,519
Perform Group PLC (a)	53,204	482,174
Vodafone Group PLC — ADR	8,470	297,975
William Hill PLC	49,600	323,407

		4,871,599
United States — 44.7%
3D Systems Corp. (a)	4,400	237,556
AbbVie, Inc.	7,300	326,529
Adobe Systems, Inc. (a)	5,430	282,034
Amgen, Inc.	2,220	248,507
Apple, Inc.	1,960	934,430
Axiall Corp.	11,870	448,567
The Boeing Co.	2,160	253,800
Bristol-Myers Squibb Co.	8,910	412,355
Cabot Oil & Gas Corp.	11,900	444,108
CBS Corp., Class B	6,400	353,024
Celgene Corp. (a)	2,600	400,218
Citigroup, Inc.	11,591	562,279
Concho Resources, Inc. (a)	3,500	380,835
Crown Holdings, Inc. (a)	6,550	276,934
CSX Corp.	18,060	464,864
Discovery Communications, Inc., Class A (a)	4,200	354,564
Eastman Chemical Co.	5,220	406,638
eBay, Inc. (a)	10,110	564,037
Facebook, Inc., Class A (a)	13,380	672,211
Flowserve Corp.	8,100	505,359
General Motors Co. (a)	11,700	420,849
Genworth Financial, Inc., Class A (a)	35,900	459,161
Gilead Sciences, Inc. (a)	5,760	361,958
Google, Inc., Class A (a)	1,513	1,325,252
The Hain Celestial Group, Inc. (a)	5,549	427,939
Hertz Global Holdings, Inc. (a)	21,410	474,446
International Paper Co.	9,100	407,680
JPMorgan Chase & Co.	5,675	293,341
Kennedy-Wilson Holdings, Inc.	29,440	546,406
Las Vegas Sands Corp.	5,090	338,078
Liberty Global PLC, Class A (a)	2,670	211,865
Lowe’s Cos., Inc.	8,070	384,213
Merck & Co., Inc.	7,100	338,031
Mondelez International, Inc., Class A	14,120	443,650
National Oilwell Varco, Inc.	6,837	534,038
Oasis Petroleum, Inc. (a)	13,517	664,090

Common Stocks	Shares	Value
United States (concluded)
Ralph Lauren Corp.	2,000	$329,460
Roper Industries, Inc.	5,740	762,674
Rowan Cos. PLC, Class A (a)	16,861	619,136
ServiceNow, Inc. (a)	8,300	431,185
United Rentals, Inc. (a)	8,525	496,922
US Airways Group, Inc. (a)	9,600	182,016
Visa, Inc., Class A	2,500	477,750
Weyerhaeuser Co.	9,834	281,547
Whirlpool Corp.	2,410	352,920
WisdomTree Investments, Inc. (a)	37,371	433,877
Xilinx, Inc.	5,990	280,691

		20,808,024
Total Common Stocks — 100.5%		46,834,347

Rights
United Kingdom — 0.1%
Barclays PLC (Expires 10/04/13) (a)	34,605	45,238

Warrants (c)
British Virgin Islands — 0.0%
Platform Acquisition Holdings Ltd. (Issued/exercisable 5/10/13, 0.175 Share for 1 Warrant, Expires 7/31/20, Strike Price $11.50)	22,900	4,007
Total Long-Term Investments (Cost — $40,556,199) — 100.6%		46,883,592

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	221,582	221,582

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (d)(e)(f)	$668	667,652
Total Short-Term Securities (Cost — $889,234) — 1.9%		889,234
Total Investments (Cost — $41,445,433*) — 102.5%		47,772,826
Liabilities in Excess of Other Assets — (2.5)%		(1,182,607)

Net Assets — 100.0%		$46,590,219

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$41,555,667

Gross unrealized appreciation	$6,729,469
Gross unrealized depreciation	(512,310)

Net unrealized appreciation	$6,217,159

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	31

Schedule of Investments (continued)	BlackRock Global Opportunities V.I.Fund

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	718,199	(496,617)	221,582	$215
BlackRock Liquidity Series, LLC, Money Market Series	$217,967	$449,685	$667,652	$4,646

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	8,823,260	USD	8,217	The Bank of New York Mellon	10/01/13	$(7)
USD	2,131	IDR	24,847,200	The Bank of New York Mellon	10/01/13	(15)
GBP	64,000	USD	103,270	Citibank N.A.	10/02/13	340
HKD	155,000	USD	19,985	Deutsche Bank AG	10/03/13	—
AUD	1,239,000	USD	1,130,133	Bank of America N.A.	10/22/13	23,895
AUD	8,000	USD	7,301	BNP Paribas S.A.	10/22/13	151
CHF	137,517	USD	148,244	Bank of America N.A.	10/22/13	3,846
CHF	274,907	USD	293,764	Bank of America N.A.	10/22/13	10,276
CHF	80,388	USD	86,948	BNP Paribas S.A.	10/22/13	1,959
CHF	248,059	USD	261,818	BNP Paribas S.A.	10/22/13	12,528
CHF	28,961	USD	31,308	Royal Bank of Scotland PLC	10/22/13	722
CHF	226,914	USD	244,685	The Bank of New York Mellon	10/22/13	6,275
CHF	26,091	USD	28,204	UBS AG	10/22/13	652
CHF	45,489	USD	49,124	UBS AG	10/22/13	1,186
CHF	95,547	USD	103,739	UBS AG	10/22/13	1,933
CHF	59,566	USD	63,749	UBS AG	10/22/13	2,129
DKK	1,036,763	USD	177,874	Citibank N.A.	10/22/13	10,224
EUR	184,000	USD	243,039	Bank of America N.A.	10/22/13	5,899
EUR	129,000	USD	169,238	BNP Paribas S.A.	10/22/13	5,289
EUR	220,000	USD	283,710	BNP Paribas S.A.	10/22/13	13,933
EUR	11,000	USD	14,536	Deutsche Bank AG	10/22/13	346
EUR	200,000	USD	266,299	UBS AG	10/22/13	4,286
GBP	30,000	USD	46,435	Bank of America N.A.	10/22/13	2,123
GBP	201,356	USD	319,368	Citibank N.A.	10/22/13	6,548
GBP	137,909	USD	211,669	Citibank N.A.	10/22/13	11,551
GBP	117,000	USD	176,358	Citibank N.A.	10/22/13	13,018
GBP	417,141	USD	639,447	Deutsche Bank AG	10/22/13	35,738
GBP	13,000	USD	20,304	The Bank of New York Mellon	10/22/13	738
GBP	133,475	USD	204,472	UBS AG	10/22/13	11,570
HKD	823,428	USD	106,199	Citibank N.A.	10/22/13	(26)
HKD	7,311,000	USD	942,785	Royal Bank of Scotland PLC	10/22/13	(103)
HKD	943,000	USD	121,623	Royal Bank of Scotland PLC	10/22/13	(32)
JPY	40,884,000	USD	425,051	Bank of America N.A.	10/22/13	(9,062)
JPY	3,285,000	USD	34,099	Bank of America N.A.	10/22/13	(675)
JPY	899,000	USD	9,320	Bank of America N.A.	10/22/13	(173)
JPY	2,346,000	USD	23,880	Bank of America N.A.	10/22/13	(10)
JPY	10,696,000	USD	107,702	BNP Paribas S.A.	10/22/13	1,129
JPY	23,730,000	USD	241,738	Citibank N.A.	10/22/13	(289)
JPY	16,787,000	USD	168,967	Citibank N.A.	10/22/13	1,838

32	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities V.I.Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	8,302,444	USD	83,263	Deutsche Bank AG	10/22/13	$1,213
JPY	2,087,000	USD	21,046	Royal Bank of Scotland PLC	10/22/13	189
JPY	51,349,000	USD	513,871	Royal Bank of Scotland PLC	10/22/13	8,599
JPY	54,398,240	USD	550,820	UBS AG	10/22/13	2,675
MXN	3,546,000	USD	272,625	JPMorgan Chase Bank N.A.	10/22/13	(2,270)
NOK	842,000	USD	136,839	BNP Paribas S.A.	10/22/13	3,060
SEK	171,000	USD	25,771	BNP Paribas S.A.	10/22/13	821
SEK	158,000	USD	24,169	The Bank of New York Mellon	10/22/13	402
SGD	322,000	USD	252,382	Credit Suisse International	10/22/13	4,292
USD	558,104	AUD	619,971	Citibank N.A.	10/22/13	(19,349)
USD	453,878	AUD	509,339	Westpac Banking Corp.	10/22/13	(20,530)
USD	108,131	AUD	118,000	Westpac Banking Corp.	10/22/13	(1,777)
USD	90,869	CHF	85,000	Credit Suisse International	10/22/13	(3,139)
USD	768,170	CHF	746,691	UBS AG	10/22/13	(57,649)
USD	208,541	CHF	194,648	UBS AG	10/22/13	(6,734)
USD	365,631	EUR	277,000	Bank of America N.A.	10/22/13	(9,129)
USD	94,954	EUR	71,000	Bank of America N.A.	10/22/13	(1,104)
USD	720,528	EUR	540,000	BNP Paribas S.A.	10/22/13	(10,050)
USD	287,468	EUR	218,000	BNP Paribas S.A.	10/22/13	(7,469)
USD	126,109	EUR	96,000	BNP Paribas S.A.	10/22/13	(3,771)
USD	144,071	EUR	109,000	BNP Paribas S.A.	10/22/13	(3,397)
USD	104,055	EUR	79,000	BNP Paribas S.A.	10/22/13	(2,825)
USD	195,426	EUR	146,000	BNP Paribas S.A.	10/22/13	(2,101)
USD	43,879	EUR	33,000	BNP Paribas S.A.	10/22/13	(767)
USD	104,313	EUR	80,000	Citibank N.A.	10/22/13	(3,921)
USD	185,981	EUR	140,000	Citibank N.A.	10/22/13	(3,428)
USD	183,009	EUR	137,000	Citibank N.A.	10/22/13	(2,341)
USD	195,045	EUR	147,000	Credit Suisse International	10/22/13	(3,834)
USD	315,258	EUR	237,577	Deutsche Bank AG	10/22/13	(6,166)
USD	91,771	EUR	70,000	JPMorgan Chase Bank N.A.	10/22/13	(2,934)
USD	189,746	EUR	142,000	Royal Bank of Scotland PLC	10/22/13	(2,369)
USD	312,339	EUR	239,619	UBS AG	10/22/13	(11,847)
USD	114,771	EUR	86,601	UBS AG	10/22/13	(2,393)
USD	44,111	GBP	29,000	Bank of America N.A.	10/22/13	(2,829)
USD	2,001,043	GBP	1,325,000	BNP Paribas S.A.	10/22/13	(143,604)
USD	262,687	GBP	170,000	BNP Paribas S.A.	10/22/13	(12,475)
USD	269,412	GBP	174,000	BNP Paribas S.A.	10/22/13	(12,225)
USD	26,305	GBP	17,000	Citibank N.A.	10/22/13	(1,212)
USD	165,618	GBP	103,000	Citibank N.A.	10/22/13	(1,098)
USD	103,254	GBP	64,000	Citibank N.A.	10/22/13	(336)
USD	38,780	GBP	25,000	Credit Suisse International	10/22/13	(1,685)
USD	245,426	GBP	152,917	Deutsche Bank AG	10/22/13	(2,086)
USD	15,483	GBP	10,000	Royal Bank of Scotland PLC	10/22/13	(703)
USD	277,963	GBP	180,000	UBS AG	10/22/13	(13,385)
USD	140,309	HKD	1,088,000	Citibank N.A.	10/22/13	22
USD	19,986	HKD	155,000	Deutsche Bank AG	10/22/13	—
USD	84,338	HKD	654,030	UBS AG	10/22/13	8
USD	3,985,104	JPY	395,200,000	BNP Paribas S.A.	10/22/13	(36,006)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	33

Schedule of Investments (continued)	BlackRock Global Opportunities V.I.Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	210,246	JPY	20,760,000	Citibank N.A.	10/22/13	$(985)
USD	187,628	JPY	18,475,000	Citibank N.A.	10/22/13	(353)
USD	108,289	JPY	10,639,000	Citibank N.A.	10/22/13	38
USD	276,909	MXN	3,546,786	Citibank N.A.	10/22/13	6,495
USD	293,039	SEK	1,989,000	BNP Paribas S.A.	10/22/13	(16,276)
USD	125,231	SEK	825,000	BNP Paribas S.A.	10/22/13	(3,068)
USD	161,449	SEK	1,070,000	Citibank N.A.	10/22/13	(4,951)
ZAR	3,760,000	USD	369,270	Deutsche Bank AG	10/22/13	3,929
Total						$(233,098)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unob-servable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$279,202	—	$279,202
Belgium	—	700,535	—	700,535
Brazil	$455,812	—	—	455,812
British Virgin Islands	244,114	—	—	244,114
China	991,806	252,920	—	1,244,726
France	—	3,854,247	—	3,854,247
Germany	—	615,963	—	615,963
Hong Kong	197,640	361,388	—	559,028
Indonesia	—	524,192	—	524,192
Ireland	605,121	—	—	605,121
Italy	—	602,633	—	602,633
Japan	—	4,574,080	—	4,574,080
Mexico	436,905	—	—	436,905
Netherlands	604,931	463,396	—	1,068,327
Nigeria	202,119	—	—	202,119
Russia	434,790	—	—	434,790
South Korea	—	86,774	—	86,774
Spain	381,751	950,652	—	1,332,403
Sweden	—	1,061,611	—	1,061,611
Switzerland	—	1,939,893	—	1,939,893

34	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I.Fund

	Level 1	Level 2	Level 3	Total
Thailand	$332,249	—	—	$332,249
United Kingdom	2,154,817	$2,716,782	—	4,871,599
United States	20,808,024	—	—	20,808,024
Rights	45,238	—	—	45,238
Warrants	4,007	—	—	4,007
Short-Term Securities	221,582	667,652	—	889,234
Total	$28,120,906	$19,651,920	—	$47,772,826

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$340	$221,525	—	$221,865
Liabilities:
Foreign currency exchange contracts	(22)	(454,941)	—	(454,963)
Total	$318	$(233,416)	—	$(233,098)

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$38,074	—	—	$38,074
Liabilities:
Bank overdraft		$(151,006)	—	(151,006)
Collateral on securities loaned at value	—	(667,652)	—	(667,652)
Total	$38,074	$(818,658)	—	$(780,584)

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	35

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.9%
Dana Holding Corp.		3,080	$70,347
Delphi Automotive PLC		3,937	230,000
The Goodyear Tire & Rubber Co. (a)		51,300	1,151,685

			1,452,032
Automobiles — 1.2%
General Motors Co. (a)		57,630	2,072,951
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)		3,115	36,913
Capital Markets — 1.3%
American Capital Ltd. (a)		153,698	2,113,347
Chemicals — 0.3%
Advanced Emissions Solutions, Inc. (a)		822	35,116
Huntsman Corp.		20,898	430,708

			465,824
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		13,812	87,016
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		33,870	—
Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment Corp. (a)		13,271	261,571
Pinnacle Entertainment, Inc. (a)		4,188	104,909
Travelport Worldwide Ltd.		429,988	417,088

			783,568
Insurance — 0.5%
American International Group, Inc.		16,511	802,930
Media — 0.1%
Cablevision Systems Corp., Class A		14,681	247,228
Paper & Forest Products — 0.8%
Ainsworth Lumber Co. Ltd. (a)		126,098	483,556
Ainsworth Lumber Co. Ltd.		84,634	325,373
Ainsworth Lumber Co. Ltd. (a)		59,550	228,938
NewPage Corp. (a)		3,668	311,780

			1,349,647
Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc. (a)		21,670	476,090
Wireless Telecommunication Services — 0.4%
Crown Castle International Corp. (a)		4,122	301,030
SBA Communications Corp., Class A (a)		4,122	331,656

			632,686
Total Common Stocks — 6.3%			10,520,232

Corporate Bonds	Par (000)
Advertising — 0.1%
Checkout Holding Corp., 9.49%, 11/15/15 (b)(c)	USD	198	162,607
Aerospace & Defense — 0.7%
Bombardier, Inc., 4.25%, 1/15/16 (b)		265	274,937
Huntington Ingalls Industries, Inc.: 6.88%, 3/15/18		45	48,375

Corporate Bonds	Par (000)		Value
Aerospace & Defense (concluded)
7.13%, 3/15/21	USD	210	$226,275
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		264	287,100
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		100	103,000
Sequa Corp., 7.00%, 12/15/17 (b)		255	255,000

			1,194,687
Airlines — 0.6%
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		365	371,387
National Air Cargo Group, Inc.:
12.38%, 8/16/15		158	158,368
12.38%, 8/16/15		156	156,230
U.S. Airways Pass-Through Trust, Series 2012-2, Class B, 6.75%, 12/03/22		140	143,150
US Airways Group, Inc., 6.13%, 6/01/18		170	162,987

			992,122
Auto Components — 1.0%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	100	174,033
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)	USD	150	156,450
Delphi Corp.:
6.13%, 5/15/21		25	27,313
5.00%, 2/15/23		70	72,275
GKN Holdings PLC, 5.38%, 9/19/22	GBP	100	167,661
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)	USD	215	231,663
Schaeffler Finance BV, 4.25%, 5/15/18	EUR	104	142,103
Schaeffler Holding Finance BV, 6.88%, 8/15/18 (d)		160	226,738
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		110	151,076
Titan International, Inc.:
7.88%, 10/01/17 (b)	USD	170	180,965
6.88%, 10/01/20 (b)		165	166,237

			1,696,514
Automobiles — 0.9%
General Motors Co.:
4.88%, 10/02/23 (b)		325	317,687
6.25%, 10/02/43 (b)		565	556,525
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	248	446,255
5.63%, 2/01/23 (b)	USD	150	146,625

			1,467,092
Biotechnology — 0.1%
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18 (b)(d)		133	135,826
Building Products — 1.4%
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		209	209,000
Building Materials Corp. of America:
7.00%, 2/15/20 (b)		160	172,000
6.75%, 5/01/21 (b)		245	263,375
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	100	144,654
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)	USD	330	335,363
HeidelbergCement Finance Luxembourg SA, 7.50%, 4/03/20	EUR	29	46,547
Interline Brands, Inc., 7.50%, 11/15/18	USD	120	127,050

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD Canadian Dollar EUR Euro FKA Formerly Known As	GBP British Pound USD US Dollar

36	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Building Products (concluded)
Lafarge SA, 4.75%, 9/30/20	EUR	115	$157,328
The Ryland Group, Inc., 6.63%, 5/01/20	USD	135	139,725
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	156	237,953
USG Corp., 9.75%, 1/15/18	USD	423	489,623

			2,322,618
Capital Markets — 0.2%
E*Trade Financial Corp.:
1.83%, 8/31/19 (b)(c)(e)		172	274,447
Series A, 1.83%, 8/31/19 (c)(e)		3	4,787
KCG Holdings, Inc., 8.25%, 6/15/18 (b)		85	83,725

			362,959
Chemicals — 2.3%
Ashland, Inc., 3.88%, 4/15/18		155	153,063
Axiall Corp., 4.88%, 5/15/23 (b)		37	35,057
Celanese U.S. Holdings LLC, 5.88%, 6/15/21		186	194,370
Chemtura Corp., 5.75%, 7/15/21		91	90,773
Huntsman International LLC:
8.63%, 3/15/20		25	27,500
4.88%, 11/15/20		198	187,605
8.63%, 3/15/21		110	122,100
INEOS Finance PLC, 7.50%, 5/01/20 (b)		105	112,613
INEOS Group Holdings SA, 6.50%, 8/15/18	EUR	200	265,159
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19	USD	60	61,800
Momentive Performance Materials, Inc., 8.88%, 10/15/20		680	714,000
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		45	44,775
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		120	119,400
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		200	221,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		90	88,200
PolyOne Corp.:
7.38%, 9/15/20		100	110,000
5.25%, 3/15/23 (b)		134	126,630
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		200	201,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		357	358,785
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)		65	64,513
Tronox Finance LLC, 6.38%, 8/15/20		143	141,570
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (b)		343	358,435

			3,798,348
Commercial Banks — 0.5%
CIT Group, Inc.:
5.25%, 3/15/18		260	272,350
6.63%, 4/01/18 (b)		55	60,500
5.50%, 2/15/19 (b)		417	437,850
Lloyds Bank PLC, 11.88%, 12/16/21 (f)	EUR	20	33,212

			803,912
Commercial Services & Supplies — 4.6%
ACCO Brands Corp., 6.75%, 4/30/20	USD	22	22,027
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		92	97,060
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	120	172,083
ARAMARK Corp., 5.75%, 3/15/20 (b)	USD	267	269,670
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		250	263,891

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	USD	12	$12,840
Ceridian Corp.:
11.25%, 11/15/15		65	65,650
8.88%, 7/15/19 (b)		646	739,670
11.00%, 3/15/21 (b)		529	612,317
Covanta Holding Corp., 6.38%, 10/01/22		105	107,560
HD Supply, Inc.:
8.13%, 4/15/19		858	952,380
11.00%, 4/15/20		1,396	1,671,710
7.50%, 7/15/20 (b)		917	950,241
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(d)		162	166,455
IVS F. SpA, 7.13%, 4/01/20	EUR	115	156,161
Laureate Education, Inc., 9.25%, 9/01/19 (b)	USD	435	469,800
Mobile Mini, Inc., 7.88%, 12/01/20		155	168,563
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		200	203,000
Tervita Corp., 8.00%, 11/15/18 (b)		168	168,630
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		33	36,671
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	148,137
Series B, 8.75%, 12/01/18		100	143,740
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	202	211,090

			7,809,346
Communications Equipment — 0.3%
Alcatel-Lucent USA, Inc.:
8.88%, 1/01/20 (b)		325	342,875
6.50%, 1/15/28		30	25,050
6.45%, 3/15/29		103	87,035

			454,960
Computer Services — 0.3%
SunGard Data Systems, Inc.:
7.38%, 11/15/18		230	243,800
6.63%, 11/01/19		215	219,300

			463,100
Construction & Engineering — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		150	156,750
Texas Industries, Inc., 9.25%, 8/15/20		123	135,300
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)		84	80,640

			372,690
Containers & Packaging — 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7.38%, 10/15/17	EUR	100	143,803
9.13%, 10/15/20 (b)	USD	200	211,000
7.00%, 11/15/20 (b)		260	249,600
5.00%, 11/15/22	EUR	120	156,254
Ball Corp., 4.00%, 11/15/23	USD	179	160,653
Berry Plastics Corp., 9.75%, 1/15/21		70	80,850
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		253	264,385
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		90	82,350
Graphic Packaging International, Inc., 7.88%, 10/01/18		105	114,450
Greif, Inc., 7.75%, 8/01/19		69	77,970
OI European Group BV, 4.88%, 3/31/21	EUR	107	147,650
Sealed Air Corp., 6.50%, 12/01/20 (b)	USD	125	130,937
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		72	81,000

			1,900,902

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	37

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17	USD	25	$26,375
Diversified Financial Services — 2.6%
Air Lease Corp., 4.50%, 1/15/16		310	323,175
Ally Financial, Inc.:
8.00%, 3/15/20		38	43,700
7.50%, 9/15/20		25	28,094
8.00%, 11/01/31 (g)		1,114	1,253,250
8.00%, 11/01/31		281	312,613
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		125	127,187
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		40	37,000
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2012-1, Class A, 5.13%, 11/30/24 (b)		533	534,656
Series 2012-1, Class B, 6.50%, 5/30/21 (b)		276	289,994
EC Finance PLC, 9.75%, 8/01/17	EUR	123	180,961
General Motors Financial Co., Inc.:
6.75%, 6/01/18	USD	183	202,673
4.25%, 5/15/23 (b)		171	156,251
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		540	565,650
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	198,000
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		13	12,773
Springleaf Finance Corp.:
7.75%, 10/01/21 (b)		17	17,638
8.25%, 10/01/23 (b)		32	33,280

			4,316,895
Diversified Telecommunication Services — 3.5%
Avaya, Inc.:
7.00%, 4/01/19 (b)		100	93,500
10.50%, 3/01/21 (b)		335	271,350
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		213	209,844
CenturyLink, Inc., 5.63%, 4/01/20		259	252,849
CommScope Holding Co., Inc., 6.63%, 6/01/20 (b)(d)		245	243,775
Consolidated Communications Finance Co., 10.88%, 6/01/20		175	200,375
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)		250	233,750
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)		615	638,063
Level 3 Communications, Inc.:
6.50%, 10/01/16 (e)		155	233,856
8.88%, 6/01/19		170	181,900
Level 3 Financing, Inc.:
8.13%, 7/01/19		628	671,960
7.00%, 6/01/20		221	223,210
8.63%, 7/15/20		265	289,513
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(h)		599	300
Telecom Italia SpA, 5.88%, 5/19/23	GBP	200	299,894
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	275,981
6.75%, 8/15/24		210	289,781
TW Telecom Holdings, Inc., 5.38%, 10/01/22	USD	155	148,025
Verizon Communications, Inc., 5.15%, 9/15/23		725	777,045
Windstream Corp.:
7.88%, 11/01/17		190	211,850
6.38%, 8/01/23		106	96,990

			5,843,811

Corporate Bonds	Par (000)		Value
Electric Utilities — 1.7%
DPL, Inc.:
6.50%, 10/15/16	USD	83	$87,980
7.25%, 10/15/21		222	226,995
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)		74	75,295
11.25%, 12/01/18 (b)(d)		429	282,972
10.00%, 12/01/20		880	927,300
10.00%, 12/01/20 (b)		325	341,250
12.25%, 3/01/22 (b)		655	736,875
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (b)		144	120,488

			2,799,155
Electrical Equipment — 0.3%
General Cable Corp., 5.75%, 10/01/22 (b)		270	258,525
GrafTech International Ltd., 6.38%, 11/15/20		153	154,530
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	105	143,470

			556,525
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
5.50%, 9/01/22 (b)	USD	85	82,025
5.50%, 4/15/23	EUR	100	131,159

			213,184
Energy Equipment & Services — 1.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	247	258,733
Cie Generale de Geophysique - Veritas, 7.75%, 5/15/17		390	400,237
Gulfmark Offshore, Inc., 6.38%, 3/15/22		80	80,000
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		102	103,020
Key Energy Services, Inc., 6.75%, 3/01/21		75	74,250
Offshore Group Investment Ltd., 7.13%, 4/01/23		299	291,525
Oil States International, Inc.:
6.50%, 6/01/19		371	393,260
5.13%, 1/15/23 (b)		58	63,510
Pacific Drilling SA, 5.38%, 6/01/20 (b)		210	204,750
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		300	325,500
Seadrill Ltd., 5.63%, 9/15/17 (b)		674	680,740

			2,875,525
Food & Staples Retailing — 0.6%
Co-operative Group Holdings:
6.88%, 7/08/20 (i)	GBP	100	151,368
7.50%, 7/08/26 (i)		100	149,749
Findus Bondco SA:
9.50%, 7/01/18		100	170,188
9.13%, 7/01/18	EUR	100	143,064
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (b)	USD	203	188,790
Rite Aid Corp.:
9.25%, 3/15/20		100	113,500
6.75%, 6/15/21 (b)		123	127,766

			1,044,425
Food Products — 0.7%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	205	348,470
8.75%, 6/15/20		100	170,801
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (b)	USD	7	6,676
Post Holdings, Inc., 7.38%, 2/15/22		173	181,866
Sun Merger Sub, Inc.:
5.25%, 8/01/18 (b)		333	341,325

38	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food Products (concluded)
5.88%, 8/01/21 (b)	USD	61	$61,839

			1,110,977
Health Care Equipment & Supplies — 1.0%
Alere, Inc.:
8.63%, 10/01/18		146	157,315
6.50%, 6/15/20 (b)		48	47,580
Biomet, Inc.:
6.50%, 8/01/20		206	212,695
6.50%, 10/01/20		167	169,296
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (b)		200	226,000
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18		114	123,975
9.88%, 4/15/18		223	236,380
Hologic, Inc., 6.25%, 8/01/20		34	35,403
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/01/18		94	103,753
12.50%, 11/01/19		133	138,985
Ontex IV SA:
7.50%, 4/15/18	EUR	100	141,373
9.00%, 4/15/19		100	143,064

			1,735,819
Health Care Providers & Services — 3.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19	USD	285	305,663
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		61	62,067
8.00%, 11/15/19		257	269,529
7.13%, 7/15/20		200	202,000
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		148	146,335
Fresenius Medical Care US Finance, Inc., 6.88%, 7/15/17		230	255,300
HCA Holdings, Inc., 6.25%, 2/15/21		118	119,917
HCA, Inc.:
6.50%, 2/15/20		569	616,654
7.88%, 2/15/20		55	59,297
7.25%, 9/15/20		145	157,687
5.88%, 3/15/22		78	80,145
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		18	18,675
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	194	322,705
Symbion, Inc., 8.00%, 6/15/16	USD	180	189,900
Teleflex, Inc., 6.88%, 6/01/19		155	163,525
Tenet Healthcare Corp.:
6.25%, 11/01/18		381	406,717
6.75%, 2/01/20		106	105,735
6.00%, 10/01/20 (b)		170	173,825
4.50%, 4/01/21		228	213,750
4.38%, 10/01/21 (b)		57	52,583
8.13%, 4/01/22 (b)		720	751,500
Truven Health Analytics, Inc., 10.63%, 6/01/20		180	196,200
Voyage Care BondCo PLC, 6.50%, 8/01/18	GBP	100	160,272

			5,029,981
Hotels, Restaurants & Leisure — 2.8%
Brunswick Corp., 4.63%, 5/15/21 (b)	USD	140	130,725
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	200	280,040
Diamond Resorts Corp., 12.00%, 8/15/18	USD	556	617,160
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	200	350,533
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., 5.30%, 4/01/12 (a)(b)(h)	USD	750	—

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	215	$303,224
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	15	15,750
5.88%, 3/15/21		67	62,813
MGM Resorts International:
7.50%, 6/01/16		82	91,635
7.63%, 1/15/17		101	112,867
8.63%, 2/01/19		10	11,500
6.75%, 10/01/20		32	33,600
6.63%, 12/15/21		50	51,750
MTR Gaming Group, Inc., 11.50%, 8/01/19 (d)		155	170,551
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		440	448,800
PNK Finance Corp., 6.38%, 8/01/21 (b)		201	205,020
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		341	324,803
Station Casinos LLC, 7.50%, 3/01/21		583	616,523
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		475	475,000
Travelport LLC/Travelport Holdings, Inc.:
6.39%, 3/01/16 (b)(d)		73	70,196
13.88%, 3/01/16 (b)(d)		224	232,700
11.88%, 9/01/16 (b)		16	15,870
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (b)		224	40,314

			4,661,374
Household Durables — 1.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (b)		179	179,000
Beazer Homes USA, Inc.:
7.50%, 9/15/21 (b)		176	171,600
6.63%, 4/15/18		210	220,500
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		225	226,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		138	135,240
D.R. Horton, Inc., 4.38%, 9/15/22		75	68,250
Jarden Corp., 7.50%, 5/01/17		75	85,500
K. Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (b)		318	334,695
9.13%, 11/15/20 (b)		40	43,300
KB Home, 7.50%, 9/15/22		56	58,240
Magnolia BC SA, 9.00%, 8/01/20	EUR	100	138,342
PulteGroup, Inc., 6.38%, 5/15/33	USD	30	26,775
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		595	654,500
Standard Pacific Corp., 8.38%, 1/15/21		340	382,500
William Lyon Homes, Inc., 8.50%, 11/15/20		160	168,800

			2,893,367
Household Products — 1.2%
Libbey Glass, Inc., 6.88%, 5/15/20		45	47,925
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		225	239,063
9.00%, 4/15/19		200	210,000
7.88%, 8/15/19		170	187,000
9.88%, 8/15/19		100	108,500
6.88%, 2/15/21		145	154,787
5.75%, 10/15/20		553	555,074
Spectrum Brands Escrow Corp., 6.38%, 11/15/20 (b)		335	349,237

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	39

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Products (concluded)
Zobele Holding SpA, 7.88%, 2/01/18	EUR	100	$141,293

			1,992,879
Independent Power Producers & Energy Traders — 0.5%
Calpine Corp., 7.50%, 2/15/21 (b)	USD	35	37,187
GenOn REMA LLC, Series B, 9.24%, 7/02/17		32	32,613
Mirant Mid Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		124	131,046
Series C, 10.06%, 12/30/28		102	110,485
NRG Energy, Inc.:
7.63%, 1/15/18		232	256,940
8.25%, 9/01/20		235	257,913
6.63%, 3/15/23		24	23,520

			849,704
Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		236	240,720
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		95	99,275
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		81	81,607
MGIC Investment Corp., 2.00%, 4/01/20 (e)		26	33,004
Radian Group, Inc.:
3.00%, 11/15/17 (e)		31	43,981
2.25%, 3/01/19 (e)		72	105,030

			603,617
Internet Software & Services — 0.7%
IAC/InterActiveCorp., 4.75%, 12/15/22		142	130,640
VeriSign, Inc., 4.63%, 5/01/23 (b)		168	157,920
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		315	344,531
10.13%, 7/01/20		497	570,307

			1,203,398
IT Services — 0.6%
APX Group, Inc.:
6.38%, 12/01/19 (b)		303	286,335
8.75%, 12/01/20 (b)		574	563,955
WEX, Inc., 4.75%, 2/01/23 (b)		177	161,070

			1,011,360
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		370	415,787
Machinery — 0.6%
DH Services Luxembourg S.a.r.l, 7.75%, 12/15/20 (b)		51	53,040
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (b)		355	379,850
The Manitowoc Co., Inc., 5.88%, 10/15/22		185	181,300
Navistar International Corp., 8.25%, 11/01/21		93	94,163
SPX Corp., 6.88%, 9/01/17		90	99,900
Terex Corp., 6.00%, 5/15/21		190	192,137

			1,000,390
Media — 5.1%
AMC Networks, Inc.:
7.75%, 7/15/21		205	228,063
4.75%, 12/15/22		58	54,230
Cablevision Systems Corp., 5.88%, 9/15/22		295	289,100
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		155	143,375
5.13%, 2/15/23		340	311,950
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)(h)		230	171,350

Corporate Bonds	Par (000)		Value
Media (concluded)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)	USD	220	$207,350
Clear Channel Communications, Inc.:
9.00%, 12/15/19		191	187,180
9.00%, 3/01/21		535	517,613
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		241	244,615
Series B, 7.63%, 3/15/20		240	247,800
Series B, 6.50%, 11/15/22		359	366,180
DISH DBS Corp.:
4.25%, 4/01/18		275	275,344
5.13%, 5/01/20		346	342,540
5.88%, 7/15/22		415	408,775
5.00%, 3/15/23		35	32,463
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		80	83,000
Gannett Co., Inc.:
5.13%, 10/15/19 (b)		143	141,927
6.38%, 10/15/23 (b)		133	132,003
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		170	187,000
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		69	72,019
Lynx I Corp., 6.00%, 4/15/21	GBP	540	887,324
The McClatchy Co., 9.00%, 12/15/22	USD	150	158,250
MDC Partners, Inc., 6.75%, 4/01/20 (b)		85	86,063
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		125	125,625
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		213	218,325
Nexstar Broadcasting, Inc., 6.88%, 11/15/20 (b)		92	93,610
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20		320	308,000
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		82	82,410
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		130	126,750
Regal Entertainment Group, 5.75%, 2/01/25		48	44,280
Sirius XM Radio, Inc.:
5.88%, 10/01/20 (b)		132	133,155
5.75%, 8/01/21 (b)		32	31,840
4.63%, 5/15/23 (b)		87	79,387
Unitymedia Hessen GmbH & Co. KG, 7.50%, 3/15/19		680	734,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		200	189,500
Univision Communications, Inc.:
8.50%, 5/15/21 (b)		139	152,205
6.75%, 9/15/22 (b)		44	46,420
5.13%, 5/15/23 (b)		56	53,620
WMG Acquisition Corp., 11.50%, 10/01/18		353	406,833

			8,601,874
Metals & Mining — 2.3%
ArcelorMittal:
9.50%, 2/15/15		184	201,710
4.25%, 2/25/15		108	110,700
4.25%, 8/05/15		280	288,400
5.00%, 2/25/17		204	212,160
6.13%, 6/01/18		122	129,320
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	130	181,147
FMG Resources August 2006 Pty Ltd.:
6.38%, 2/01/16 (b)	USD	245	250,513
6.00%, 4/01/17 (b)		208	213,200
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		155	170,500

40	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Kaiser Aluminum Corp., 8.25%, 6/01/20	USD	115	$128,513
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)		195	196,706
Novelis, Inc., 8.75%, 12/15/20		923	1,012,993
S&B Minerals Finance SCA, 9.25%, 8/15/20	EUR	120	172,083
Steel Dynamics, Inc.:
6.38%, 8/15/22	USD	125	129,375
5.25%, 4/15/23 (b)		108	101,790
Taseko Mines Ltd., 7.75%, 4/15/19		250	246,250
Vedanta Resources PLC, 8.25%, 6/07/21 (b)		200	202,000

			3,947,360
Multiline Retail — 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18 (b)(d)		28	28,770
Oil, Gas & Consumable Fuels — 10.5%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		245	251,737
4.88%, 5/15/23		312	293,280
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (e)		317	296,395
Alpha Natural Resources, Inc., 6.25%, 6/01/21		49	40,180
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		99	100,980
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23 (b)		104	97,760
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (b)		378	401,625
7.50%, 4/01/20 (b)		51	50,745
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		44	44,440
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		120	120,900
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		140	152,600
7.50%, 9/15/20		152	161,120
Chaparral Energy, Inc., 7.63%, 11/15/22		115	116,725
Chesapeake Energy Corp.:
7.25%, 12/15/18		185	209,513
6.63%, 8/15/20		310	333,250
6.88%, 11/15/20		90	97,200
6.13%, 2/15/21		218	226,175
5.75%, 3/15/23		344	344,860
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21		328	337,020
Concho Resources, Inc.:
6.50%, 1/15/22		260	278,850
5.50%, 10/01/22		188	187,530
5.50%, 4/01/23		135	133,313
CONSOL Energy, Inc., 8.25%, 4/01/20		65	69,713
Continental Resources, Inc.:
7.13%, 4/01/21		160	178,800
5.00%, 9/15/22		57	57,356
4.50%, 4/15/23		64	62,800
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		80	85,000
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		178	174,440
Denbury Resources, Inc., 4.63%, 7/15/23		235	215,025
Diamondback Energy, Inc., 7.63%, 10/01/21 (b)		122	124,440
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		323	333,497
El Paso Corp., 7.25%, 6/01/18		110	123,370
El Paso LLC, 7.75%, 1/15/32		133	135,964
Energy Transfer Equity LP, 7.50%, 10/15/20		142	151,940
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		385	427,350

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
7.75%, 6/15/19	USD	180	$187,200
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		100	112,500
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		245	261,537
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		447	484,995
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		27	26,460
Halcon Resources Corp., 8.88%, 5/15/21		224	229,600
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		140	149,800
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20		80	82,400
IVG Finance BV, 1.75%, 3/29/17 (e)	EUR	100	100,666
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19	USD	447	488,347
5.50%, 2/01/22 (b)		101	98,475
Laredo Petroleum, Inc.:
9.50%, 2/15/19		275	305,250
7.38%, 5/01/22		155	164,300
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (b)		78	72,930
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (b)		39	36,757
8.63%, 4/15/20		214	221,223
7.75%, 2/01/21		30	30,150
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		314	330,485
4.50%, 7/15/23		228	214,890
MEG Energy Corp.:
6.50%, 3/15/21 (b)		48	48,360
6.38%, 1/30/23 (b)		20	19,600
7.00%, 3/31/24 (b)		542	545,387
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		104	100,620
Newfield Exploration Co., 6.88%, 2/01/20		270	283,500
Northern Oil and Gas, Inc., 8.00%, 6/01/20		141	141,353
Oasis Petroleum, Inc.:
7.25%, 2/01/19		120	127,200
6.50%, 11/01/21		150	158,250
6.88%, 3/15/22 (b)		178	187,790
6.88%, 1/15/23		85	90,100
Parker Drilling Co., 7.50%, 8/01/20 (b)		195	195,000
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		47	48,645
Peabody Energy Corp.:
6.00%, 11/15/18		156	155,610
6.25%, 11/15/21		151	146,470
7.88%, 11/01/26		225	226,125
4.75%, 12/15/66 (e)		228	182,970
Penn Virginia Corp., 8.50%, 5/01/20		100	101,500
Precision Drilling Corp.:
6.63%, 11/15/20		40	42,300
6.50%, 12/15/21		15	15,675
QEP Resources, Inc.:
6.88%, 3/01/21		195	207,187
5.38%, 10/01/22		171	163,305
5.25%, 5/01/23		91	84,857
Range Resources Corp.:
6.75%, 8/01/20		52	56,030
5.75%, 6/01/21		92	96,600
5.00%, 8/15/22		125	120,937
5.00%, 3/15/23		87	83,520

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	41

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20	USD	75	$75,375
4.50%, 11/01/23 (b)		197	178,285
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		61	61,305
Rosetta Resources, Inc., 5.63%, 5/01/21		267	253,650
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (b)		604	591,165
5.63%, 4/15/23 (b)		179	171,616
Sabine Pass LNG LP:
7.50%, 11/30/16		385	423,500
6.50%, 11/01/20 (b)		125	126,875
SandRidge Energy, Inc.:
8.75%, 1/15/20		13	13,780
7.50%, 2/15/23		105	103,950
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		160	165,200
SM Energy Co.:
6.63%, 2/15/19		177	184,080
6.50%, 11/15/21		275	286,000
6.50%, 1/01/23		53	54,060
5.00%, 1/15/24 (b)		200	184,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)		137	141,453
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		43	42,893
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		140	141,750
Whiting Petroleum Corp.:
6.50%, 10/01/18		75	78,937
5.00%, 3/15/19		508	509,270
5.75%, 3/15/21 (b)		222	226,995

			17,656,888
Paper & Forest Products — 0.9%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		247	265,216
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20		180	203,400
Cascades, Inc., 7.75%, 12/15/17		265	276,925
Clearwater Paper Corp.:
7.13%, 11/01/18		145	155,875
4.50%, 2/01/23		131	117,900
NewPage Corp., 11.38%, 12/31/14 (a)(h)		846	—
PH Glatfelter Co., 5.38%, 10/15/20		115	114,425
Sappi Papier Holding GmbH:
8.38%, 6/15/19 (b)		200	209,000
6.63%, 4/15/21 (b)		75	69,750
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		140	140,000

			1,552,491
Pharmaceuticals — 1.6%
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		111	111,833
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		273	274,365
Omnicare, Inc., 3.75%, 4/01/42 (e)		152	213,940
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		452	467,255
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		68	69,955
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (b)		96	99,360
6.75%, 8/15/18 (b)		835	893,450
6.88%, 12/01/18 (b)		267	282,353

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
6.38%, 10/15/20 (b)	USD	144	$149,760
7.25%, 7/15/22 (b)		55	58,575
VPII Escrow Corp., 7.50%, 7/15/21 (b)		71	76,503

			2,697,349
Professional Services — 0.1%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	100	142,596
Real Estate Investment Trusts (REITs) — 0.4%
DuPont Fabros Technology LP, 5.88%, 9/15/21 (b)	USD	75	75,000
Felcor Lodging LP:
6.75%, 6/01/19		95	100,225
5.63%, 3/01/23		94	87,773
The Geo Group, Inc., 5.88%, 1/15/22 (b)		155	153,063
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		60	84,300
iStar Financial, Inc., 4.88%, 7/01/18		140	135,800

			636,161
Real Estate Management & Development — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		122	119,560
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		168	167,875
iStar Financial, Inc., 3.88%, 7/01/16		86	86,215
Realogy Group LLC:
7.88%, 2/15/19 (b)		322	351,785
7.63%, 1/15/20 (b)		80	89,200
9.00%, 1/15/20 (b)		143	165,165
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		292	292,000
RPG Byty Sro, 6.75%, 5/01/20	EUR	100	132,579
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	139	129,617
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(h)		95	—
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	300	496,600

			2,030,596
Road & Rail — 0.5%
The Hertz Corp.:
4.25%, 4/01/18 (b)	USD	91	89,407
7.50%, 10/15/18		255	274,763
6.75%, 4/15/19		80	84,600
7.38%, 1/15/21		260	279,500
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		99	98,010

			826,280
Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		73	71,449
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (b)		220	214,500
5.75%, 2/15/21 (b)		200	203,000

			488,949
Software — 3.6%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (b)		334	334,417
6.13%, 9/15/23 (b)		73	73,365
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		325	337,187
Epicor Software Corp., 8.63%, 5/01/19		300	320,250
First Data Corp.:
7.38%, 6/15/19 (b)		716	753,590
8.88%, 8/15/20 (b)		140	154,350
6.75%, 11/01/20 (b)		286	296,010

42	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Software (concluded)
11.25%, 1/15/21 (b)	USD	10	$10,450
12.63%, 1/15/21		14	15,400
10.63%, 6/15/21 (b)		293	297,395
11.75%, 8/15/21 (b)		184	177,560
IMS Health, Inc.:
12.50%, 3/01/18 (b)		740	873,200
6.00%, 11/01/20 (b)		56	57,190
Infor US, Inc., 9.38%, 4/01/19		546	610,155
Interactive Data Corp., 10.25%, 8/01/18		940	1,041,050
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		80	82,600
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		280	264,600
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		306	332,010

			6,030,779
Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		195	214,987
Claire’s Stores, Inc.:
9.00%, 3/15/19 (b)		61	67,557
7.75%, 6/01/20 (b)		412	402,730
CST Brands, Inc., 5.00%, 5/01/23 (b)		123	115,927
J. Crew Group, Inc., 8.13%, 3/01/19		100	105,375
Limited Brands, Inc., 5.63%, 2/15/22		70	71,750
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/01/18 (b)(d)		233	235,913
Michaels Stores, Inc., 7.75%, 11/01/18		99	106,425
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (b)(d)		93	95,325
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		244	262,300
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19 (b)(d)		85	85,000
Penske Automotive Group, Inc., 5.75%, 10/01/22		246	241,080
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		25	27,375
5.75%, 6/01/22		137	137,343
Sonic Automotive, Inc., 5.00%, 5/15/23		42	38,430
United Rentals North America, Inc., 8.25%, 2/01/21		258	286,380

			2,493,897
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 6.88%, 5/01/22		60	63,600
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	164,319
PVH Corp., 7.38%, 5/15/20	USD	50	54,500
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (b)		45	46,913
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (b)		183	179,340
The William Carter Co., 5.25%, 8/15/21 (b)		102	102,000

			610,672
Trading Companies & Distributors — 1.1%
Aircastle Ltd.:
6.75%, 4/15/17		175	187,250
6.25%, 12/01/19		114	120,555
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		245	241,019
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		260	274,950
H&E Equipment Services, Inc., 7.00%, 9/01/22		230	244,950
Rexel SA, 5.13%, 6/15/20	EUR	138	191,361
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	110	118,525

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (concluded)
7.63%, 4/15/22	USD	265	$288,187
5.75%, 7/15/18		132	138,600

			1,805,397
Transportation Infrastructure — 0.2%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	211	293,313
Wireless Telecommunication Services — 3.9%
Crown Castle International Corp., 5.25%, 1/15/23	USD	340	312,800
Digicel Group Ltd., 8.25%, 9/30/20 (b)		290	300,150
Digicel Ltd., 6.00%, 4/15/21 (b)		1,475	1,386,500
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		224	213,920
MetroPCS Wireless, Inc., 6.63%, 11/15/20		320	331,600
NII Capital Corp., 7.63%, 4/01/21		189	134,190
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		1,175	1,377,687
7.00%, 3/01/20 (b)		479	514,925
Sprint Corp., 7.88%, 9/15/23 (b)		1,720	1,754,400
T-Mobile USA, Inc., 5.25%, 9/01/18 (b)		185	188,237

			6,514,409
Total Corporate Bonds — 71.7%			120,480,012

Floating Rate Loan Interests (f)		Par (000)	Value
Aerospace & Defense — 0.2%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		306	306,681
Airlines — 0.2%
American AirLines:
Term Loan, 0.00%, 12/31/49		165	136,125
Term Loan, 0.00%, 12/31/49		110	89,650
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à.r.l.), Loan, 3.50%, 6/10/16		184	183,794

			409,569
Auto Components — 0.5%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.10% - 2.12%, 12/29/14		547	537,096
Tranche C Term Loan, 2.12%, 12/28/15		246	241,077

			778,173
Building Products — 0.2%
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		389	389,097
Capital Markets — 0.1%
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		185	184,423
Chemicals — 0.4%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		557	526,612
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Term B Loan, 4.75%, 2/01/20		25	24,945
OXEA Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 6/05/20		150	149,203

			700,760

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	43

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value
Commercial Services & Supplies — 0.4%
HD Supply, Inc., Term Loan, 4.50%, 10/12/17	USD	468	$468,316
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25% - 5.50%, 11/14/19		135	134,494
TWCC Holding Corp., Term Loan, 7.00%, 12/11/20		110	112,750

			715,560
Communications Equipment — 0.6%
Alcatel-Lucent USA, Inc.:
Euro Term Loan, 6.25%, 1/30/19	EUR	144	195,578
U.S. Term Loan, 5.75%, 1/30/19	USD	819	824,135

			1,019,713
Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan B, 5.50% - 6.50%, 8/31/19		140	139,650
Diversified Financial Services — 0.0%
Nuveen Investments, Inc., Tranche B Term Loan (First-Lien), 4.18%, 5/13/17		5	5,060
Diversified Telecommunication Services — 0.1%
Avaya, Inc., Term Loan B5, 8.00%, 3/31/18		27	25,377
Level 3 Communications, Inc., Term Loan B-2, 4.00%, 1/15/20		70	69,854
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		70	69,868

			165,099
Energy Equipment & Services — 0.3%
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC):
Second Term Loan, 5.75%, 3/28/19		144	145,772
Term Loan, 6.25%, 10/25/17		381	381,126

			526,898
Food & Staples Retailing — 0.0%
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		60	61,400
Food Products — 0.1%
AdvancePierre Foods, Inc., Term Loan (First Lien), Term Loan (First Lien), 5.75%, 7/10/17		114	114,601
Health Care Providers & Services — 0.2%
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		143	140,324
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		193	192,891

			333,215
Hotels, Restaurants & Leisure — 2.8%
Harrah’s Las Vegas Propco LLC, Senior Loan, 3.68%, 2/13/14		2,496	2,429,564
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.), Term Loan B2, 3.00%, 9/23/20		1,530	1,527,282
MGM Resorts International (MGM Grand Detroit LLC), Term Loan B, 3.50%, 12/20/19		108	107,362
Station Casinos LLC, Term Loan B, 5.00%, 3/02/20		289	291,075
Travelport LLC (FKA Travelport, Inc.):
Tranche 1 Loan, 9.50%, 1/31/16		85	87,946
Tranche 2 Loan, 4.00% - 4.38%, 12/01/16 (d)		211	211,846

			4,655,075
Insurance — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		184	183,460

Floating Rate Loan Interests (f)	Par (000)		Value
Internet Software & Services — 0.4%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19	USD	704	$703,511
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Initial Term Loan, 7.25%, 12/14/18		109	109,721
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		152	152,214

			261,935
Machinery — 0.1%
INA Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C, 4.25%, 1/27/17		85	85,248
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 4/01/18		172	170,253

			255,501
Media — 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Original Term Loan, 4.75%, 7/03/14		49	36,051
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.83%, 1/29/16		64	59,850
Tranche C Term Loan, 3.83%, 1/29/16		41	37,641
Tranche D Term Loan, 6.93%, 1/30/19		703	651,787
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term Loan B, 4.25%, 6/29/18		98	98,052

			883,381
Metals & Mining — 0.4%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20		124	126,552
FMG Resources (August 2006) Property Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		482	482,835

			609,387
Multiline Retail — 0.1%
JC Penney Co., Inc., Term Loan, 6.00%, 5/22/18		120	115,919
Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		355	360,879
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		287	287,168
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		125	125,000

			773,047
Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/29/17		135	134,748
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 7.50%, 8/04/16		136	131,056

			265,804
Professional Services — 0.1%
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		209	207,833
Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16		27	27,113

44	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)			Value
Real Estate Management & Development (concluded)
Initial Term B Loan, 4.50%, 3/05/20	USD	244		$244,994

				272,107
Software — 0.4%
First Data Corp., 2018 Dollar Term Loan, 4.18%, 3/23/18		330		326,453
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/23/20		275		284,281

				610,734
Total Floating Rate Loan Interests — 9.3%				15,647,593

Other Interests (j)		Beneficial Interest (000)		Value
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (Acquired 12/09/09, Cost $204,152) (k)		—	(l)	267,075

Preferred Securities
Capital Trusts		Par (000)		Value
Diversified Financial Services — 0.0%
Bank of America Corp., 5.20% (f)		83		72,625

Preferred Stocks		Shares		Value
Auto Components — 1.1%
Dana Holding Corp., 4.00% (e)		9,558		1,832,149

Preferred Stocks	Shares	Value
Commercial Banks — 0.2%
Citigroup, Inc., 7.13%	15,000	$378,750
Total Preferred Stocks — 1.3%		2,210,899

Trust Preferreds	Shares	Value
Diversified Financial Services — 1.3%
GMAC Capital Trust I, 8.13%, 2/15/40 (f)	80,970	2,165,947
Total Preferred Securities — 2.6%		4,449,471
Total Long-Term Investments (Cost — $148,420,469) — 90.1%		151,364,383

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (m)(n)	3,711,123	3,711,123
Total Short-Term Securities (Cost — $3,711,123) — 2.2%		3,711,123
Total Investments (Cost — $152,131,592*) — 92.3%		155,075,506
Other Assets Less Liabilities — 7.7%		12,960,805

Net Assets — 100.0%		$168,036,311

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$152,596,197

Gross unrealized appreciation	$6,693,231
Gross unrealized depreciation	(4,213,922)

Net unrealized appreciation	$2,479,309

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	Variable rate security. Rate shown is as of report date.

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Restricted security as to resale. As of report date, the Fund held 0.2% of its net assets, with a current market value of $267,075 and an original cost of $204,152, in these securities.

(l)	Amount is less than $500.

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,190,583	(1,479,460)	3,711,123	$594

(n)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	45

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	232,556	CAD	242,000	JPMorgan Chase Bank N.A.	10/22/13	$(2,255)
USD	150,763	GBP	100,000	Bank of America N.A.	10/22/13	(11,097)
USD	148,852	GBP	96,000	Bank of America N.A.	10/22/13	(6,534)
USD	164,462	GBP	104,000	Barclays Bank PLC	10/22/13	(3,872)
USD	288,643	GBP	180,000	BNP Paribas S.A.	10/22/13	(2,705)
USD	37,934	GBP	24,000	Citibank N.A.	10/22/13	(913)
USD	3,340,231	GBP	2,215,000	Deutsche Bank AG	10/22/13	(244,971)
USD	155,677	EUR	115,000	Deutsche Bank AG	10/24/13	90
USD	151,232	EUR	112,000	Royal Bank of Canada	10/24/13	(297)
USD	5,733,077	EUR	4,241,000	UBS AG	10/24/13	(4,697)
Total						$(277,251)

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
(48)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	(4,018,200)	$31,617

•	Over-the-counter credit default swaps – buy protection outstanding as of September 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	26	$6,530	$7,162	$(632)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	26	6,530	7,903	(1,373)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	26	6,530	8,026	(1,496)
		Goldman Sachs
Cooper Tire & Rubber Co.	5.00%	International	12/20/18	USD	105	(2,304)	(411)	(1,893)
		Goldman Sachs
Cooper Tire & Rubber Co.	5.00%	International	12/20/18	USD	60	(1,317)	158	(1,475)
Total						$15,969	$22,838	$(6,869)

•	Over-the-counter credit default swaps – sold protection outstanding as of September 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	26	$(2,753)	$(3,934)	$1,181
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	26	(2,753)	(3,929)	1,176
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	26	(2,753)	(3,223)	470
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC+	USD	86	(16,182)	(10,928)	(5,254)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC+	USD	145	(27,211)	(40,383)	13,172
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC+	USD	40	(7,544)	(9,706)	2,162
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC+	USD	33	(7,322)	(5,284)	(2,038)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC+	USD	194	(43,476)	(33,207)	(10,269)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC+	USD	181	(40,484)	(40,019)	(465)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC+	USD	60	(13,445)	(13,944)	499

46	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

•	Over-the-counter credit default swaps – sold protection outstanding as of September 30, 2013 were as follows: (concluded)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC+	USD	60	$(13,445)	$(13,944)	$499
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC+	USD	43	(9,505)	(8,986)	(519)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC+	USD	25	(5,492)	(4,904)	(588)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC+	USD	298	(77,677)	(71,314)	(6,363)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC+	USD	230	(59,963)	(54,293)	(5,670)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC+	USD	120	(31,167)	(29,138)	(2,029)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC+	USD	93	(24,324)	(17,380)	(6,944)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC+	USD	342	(102,018)	(72,219)	(29,799)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC+	USD	127	(45,701)	(38,598)	(7,103)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC+	USD	110	(39,721)	(29,728)	(9,993)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC+	USD	74	(26,596)	(21,213)	(5,383)
Smithfield Foods, Inc.	5.00%	Credit Suisse International	6/20/18	BB	USD	84	9,774	10,027	(253)
Total							$(589,758)	$(516,247)	$(73,511)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	47

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$9,475,410	$646,026	$398,796	$10,520,232
Corporate Bonds	—	119,690,114	789,898	120,480,012
Floating Rate Loan Interests	—	13,872,131	1,775,462	15,647,593
Other Interests	—	—	267,075	267,075
Preferred Securities	4,376,846	72,625	—	4,449,471
Short-Term Securities	3,711,123	—	—	3,711,123
Total	$17,563,379	$134,280,896	$3,231,231	$155,075,506

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$19,159	—	$19,159
Equity contracts	$31,617	—	—	31,617
Foreign currency exchange contracts	—	90	—	90
Liabilities:
Credit contracts	—	(99,539)	—	(99,539)
Foreign currency exchange contracts	—	(277,341)	—	(277,341)
Total	$31,617	$(357,631)	—	$(326,014)

[1]    Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$125,204	—	—	$125,204
Cash pledged for financial futures contracts	118,000	—	—	118,000
Liabilities:
Foreign bank overdraft	—	$(1,022)	—	(1,022)
Total	$243,204	$(1,022)	—	$242,182

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2012	$92,770	$1,210,684	$3,605,473	$311,175	$5,220,102
Transfers into Level 3	125	384,115	661,529	—	1,045,769
Transfers out of Level 3	—	(201,875)	(132,078)	—	(333,953)
Accrued discounts/premiums	—	—	5,747	—	5,747
Net realized gain (loss)	(123,576)	69	5,513	—	(117,994)
Net change in unrealized appreciation/depreciation[2]	526,237	(392,804)	114,850	(44,100)	204,183
Purchases	—	—	520,269	—	520,269
Sales	(96,760)	(210,291)	(3,005,841)	—	(3,312,892)
Closing Balance, as of September 30, 2013	$398,796	$789,898	$1,775,462	$267,075	$3,231,231

[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(146,898).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

48	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.8%
MercadoLibre, Inc.	19,912	$2,686,328
Belgium — 4.9%
Anheuser-Busch InBev NV	72,220	7,164,062
Brazil — 0.5%
Natura Cosmeticos SA	32,579	731,311
China — 2.5%
Dongfeng Motor Group Co. Ltd., Class H	390,000	593,303
Jiangsu Expressway Co. Ltd., H Shares	388,000	457,742
Want Want China Holdings Ltd. (a)	1,554,000	2,363,133
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	320,000	277,955

		3,692,133
France — 12.3%
BNP Paribas SA	36,361	2,459,622
Eutelsat Communications SA	91,947	2,906,065
Sanofi	56,867	5,759,315
Société Générale SA	61,982	3,087,896
Total SA	62,755	3,637,459

		17,850,357
Hong Kong — 4.9%
AIA Group Ltd.	812,400	3,822,805
Sands China Ltd.	530,400	3,283,449

		7,106,254
Japan — 14.9%
Capcom Co. Ltd.	95,000	1,829,426
Japan Tobacco, Inc.	102,500	3,695,102
Makita Corp.	36,000	2,097,477
Mitsubishi Electric Corp.	290,000	3,060,053
Mitsubishi UFJ Financial Group, Inc.	685,400	4,396,401
Nidec Corp.	53,000	4,465,415
Tokio Marine Holdings, Inc.	65,800	2,157,256

		21,701,130
Mexico — 1.5%
Grupo Televisa SAB — ADR	78,968	2,207,156
Netherlands — 1.5%
Yandex NV (b)	60,286	2,195,616
Russia — 4.3%
Lukoil OAO — ADR (b)	46,357	2,946,451
Sberbank — ADR	270,758	3,258,168

		6,204,619
South Korea — 3.9%
Hyundai Motor Co.	11,160	2,603,774
Samsung Electronics Co. Ltd.	2,368	3,012,081

		5,615,855
Spain — 3.2%
Inditex SA	30,581	4,717,199
Sweden — 2.3%
Atlas Copco AB, A Shares	112,238	3,287,960
Switzerland — 17.0%
Cie Financiere Richemont SA	28,054	2,810,894

Common Stocks	Shares	Value
Switzerland (concluded)
Credit Suisse Group AG, Registered Shares	148,525	$4,542,180
Nestle SA, Registered Shares	82,115	5,726,217
Roche Holding AG	22,154	5,978,775
The Swatch Group AG, Bearer Shares	5,854	3,770,105
Zurich Insurance Group AG	7,818	2,015,393

		24,843,564
Taiwan — 2.2%
MediaTek, Inc.	264,000	3,261,005
United Kingdom — 16.6%
BHP Billiton PLC	106,399	3,129,883
British Sky Broadcasting Group PLC	301,957	4,252,916
Imperial Tobacco Group PLC	195,831	7,239,429
ITV PLC	968,403	2,747,921
Standard Chartered PLC	133,348	3,194,732
Vodafone Group PLC	1,042,658	3,659,568

		24,224,449
United States — 3.9%
Liberty Global PLC, Class A (b)	44,437	3,526,076
Veeco Instruments, Inc. (b)	57,030	2,123,227

		5,649,303
Total Long-Term Investments (Cost — $121,341,183) — 98.2%		143,138,301

Short-Term Securities

Money Market Funds	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	2,165,649	2,165,649

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$3,631	3,631,275
Total Money Market Funds — 4.0%		5,796,924

Time Deposits		Par (000)	Value
Europe — 0.0%
Citibank N.A., 0.02%, 10/01/13	EUR	53	71,815
United Kingdom — 0.1%
Brown Brothers Harriman & Co., 0.11%, 10/01/13	GBP	56	90,400
Total Time Deposits — 0.1%			162,215
Total Short-Term Securities (Cost — $5,959,139) — 4.1%			5,959,139
Total Investments (Cost — $127,300,322*) — 102.3%			149,097,440
Liabilities in Excess of Other Assets — (2.3)%			(3,291,258)

Net Assets — 100.0%			$145,806,182

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts AUD Australian Dollar EUR Euro	GBP British Pound HKD Hong Kong Dollar USD US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	49

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$127,567,945

Gross unrealized appreciation	$22,149,655
Gross unrealized depreciation	(620,160)

Net unrealized appreciation	$21,529,495

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	432,585	1,733,064	2,165,649	$1,054
BlackRock Liquidity Series, LLC, Money Market Series	$2,054,000	$1,577,275	$3,631,275	$4,316

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	90,353	USD	55,839	CITIBANK NA	10/02/13	$(45)
USD	294,731	HKD	2,285,671	CITIBANK NA	10/02/13	30
HKD	586,687	USD	75,662	STATE STREET BANK AND TRUST COMPANY	10/03/13	(18)
AUD	6,167,813	USD	5,523,893	UBS AG	12/03/13	205,737
Total						$205,704

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

50	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock International V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$2,686,328	—	—	$2,686,328
Belgium	—	$7,164,062	—	7,164,062
Brazil	731,311	—	—	731,311
China	457,742	3,234,391	—	3,692,133
France	—	17,850,357	—	17,850,357
Hong Kong	—	7,106,254	—	7,106,254
Japan	—	21,701,130	—	21,701,130
Mexico	2,207,156	—	—	2,207,156
Netherlands	2,195,616	—	—	2,195,616
Russia	6,204,619	—	—	6,204,619
South Korea	—	5,615,855	—	5,615,855
Spain	—	4,717,199	—	4,717,199
Sweden	—	3,287,960	—	3,287,960
Switzerland	—	24,843,564	—	24,843,564
Taiwan	—	3,261,005	—	3,261,005
United Kingdom	4,252,916	19,971,533	—	24,224,449
United States	5,649,303	—	—	5,649,303
Short-Term Securities:
Money Market Funds	2,165,649	3,631,275	—	5,796,924
Time Deposits	—	162,215	—	162,215
Total	$26,550,640	$122,546,800	—	$149,097,440

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$30	$205,737	—	$205,767
Liabilities:
Foreign currency exchange contracts	(63)	—	—	(63)
Total	$(33)	$205,737	—	$205,704

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$130	—	—	$130
Liabilities:
Collateral on securities loaned at value	—	$(3,631,275)	—	(3,631,275)
Total	$130	$(3,631,275)	—	$(3,631,145)

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	51

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
The Boeing Co.	50,100	$5,886,750
Rockwell Collins, Inc.	20,100	1,363,986

		7,250,736
Airlines — 1.8%
United Continental Holdings, Inc.	280,118	8,602,424
Auto Components — 2.2%
BorgWarner, Inc.	29,200	2,960,588
TRW Automotive Holdings Corp. (a)	104,288	7,436,777

		10,397,365
Biotechnology — 2.7%
Amgen, Inc.	44,400	4,970,136
Biogen Idec, Inc. (a)	11,900	2,865,044
Celgene Corp. (a)	22,400	3,448,032
Gilead Sciences, Inc. (a)(b)	21,900	1,376,196

		12,659,408
Capital Markets — 1.5%
The Goldman Sachs Group, Inc.	45,299	7,166,755
Chemicals — 0.3%
Cabot Corp.	36,655	1,565,535
Commercial Banks — 4.0%
Regions Financial Corp.	166,600	1,542,716
SunTrust Banks, Inc.	169,900	5,508,158
U.S. Bancorp	328,775	12,026,589

		19,077,463
Commercial Services & Supplies — 0.6%
Tyco International Ltd.	82,225	2,876,231
Communications Equipment — 2.0%
Brocade Communications Systems, Inc. (a)	228,600	1,840,230
Cisco Systems, Inc.	324,300	7,595,106

		9,435,336
Computers & Peripherals — 4.8%
Apple, Inc.	18,300	8,724,525
EMC Corp.	335,400	8,572,824
NetApp, Inc.	97,700	4,163,974
Western Digital Corp.	21,824	1,383,642

		22,844,965
Construction & Engineering — 1.3%
Fluor Corp.	23,500	1,667,560
KBR, Inc.	132,800	4,334,592

		6,002,152
Consumer Finance — 2.4%
Discover Financial Services	221,350	11,187,029
Containers & Packaging — 1.2%
Packaging Corp. of America	95,477	5,450,782
Diversified Financial Services — 8.4%
Bank of America Corp.	979,953	13,523,351
Citigroup, Inc.	256,799	12,457,319
JPMorgan Chase & Co.	264,983	13,696,971

		39,677,641
Electronic Equipment, Instruments & Components — 1.1%
Avnet, Inc.	75,700	3,157,447
TE Connectivity Ltd.	36,000	1,864,080

		5,021,527
Energy Equipment & Services — 3.0%
Halliburton Co.	82,200	3,957,930

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Oceaneering International, Inc.	43,450	$3,529,878
Schlumberger Ltd.	78,100	6,900,916

		14,388,724
Food & Staples Retailing — 2.7%
CVS Caremark Corp.	209,050	11,863,587
Wal-Mart Stores, Inc.	12,575	930,047

		12,793,634
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	98,125	3,256,769
Medtronic, Inc.	116,400	6,198,300

		9,455,069
Health Care Providers & Services — 2.7%
Aetna, Inc.	64,200	4,110,084
Envision Healthcare Holdings, Inc. (a)	11,100	288,933
McKesson Corp.	50,450	6,472,735
Universal Health Services, Inc., Class B	26,700	2,002,233

		12,873,985
Industrial Conglomerates — 3.4%
3M Co.	112,725	13,460,492
General Electric Co.	107,000	2,556,230

		16,016,722
Insurance — 5.4%
Allied World Assurance Co. Holdings AG	2,700	268,353
American Financial Group, Inc.	5,300	286,518
American International Group, Inc.	253,000	12,303,390
The Chubb Corp.	65,100	5,810,826
The Travelers Cos., Inc.	82,875	7,025,314

		25,694,401
Internet Software & Services — 3.6%
AOL, Inc.	57,700	1,995,266
Google, Inc., Class A (a)	16,980	14,872,952

		16,868,218
IT Services — 4.1%
Alliance Data Systems Corp. (a)(b)	9,250	1,956,098
Mastercard, Inc., Class A	20,900	14,061,102
Teradata Corp. (a)(b)	62,300	3,453,912

		19,471,112
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	121,200	6,211,500
Machinery — 2.2%
Cummins, Inc.	16,925	2,248,825
Ingersoll-Rand PLC	85,900	5,578,346
WABCO Holdings, Inc. (a)	31,500	2,654,190

		10,481,361
Media — 4.0%
Comcast Corp., Class A	276,400	12,479,460
Twenty-First Century Fox, Inc.	200,173	6,705,795

		19,185,255
Multiline Retail — 1.3%
Dillard’s, Inc., Class A	29,105	2,278,922
Macy’s, Inc.	58,900	2,548,603
Nordstrom, Inc.	19,800	1,112,760

		5,940,285
Oil, Gas & Consumable Fuels — 7.4%
Chevron Corp.	74,450	9,045,675

52	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Exxon Mobil Corp.	63,175	$5,435,577
Marathon Petroleum Corp.	109,554	7,046,513
PBF Energy, Inc.	112,571	2,527,219
Suncor Energy, Inc.	253,790	9,080,606
Tesoro Corp.	48,720	2,142,706

		35,278,296
Paper & Forest Products — 1.6%
Domtar Corp.	57,650	4,578,563
International Paper Co.	71,600	3,207,680

		7,786,243
Pharmaceuticals — 7.0%
AbbVie, Inc.	98,025	4,384,658
Eli Lilly & Co.	74,500	3,749,585
Johnson & Johnson	19,625	1,701,291
Merck & Co., Inc.	232,535	11,070,991
Pfizer, Inc.	432,300	12,411,333

		33,317,858
Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	359,310	6,302,297
Teradyne, Inc. (a)	109,400	1,807,288

		8,109,585
Software — 3.5%
Activision Blizzard, Inc.	86,300	1,438,621
CA, Inc.	46,575	1,381,880
Microsoft Corp.	78,750	2,623,163
Oracle Corp.	248,700	8,249,379
Symantec Corp.	110,800	2,742,300

		16,435,343

Common Stocks	Shares	Value
Specialty Retail — 4.6%
Lowe’s Cos., Inc.	264,000	$12,569,040
Ross Stores, Inc.	129,300	9,413,040

		21,982,080
Tobacco — 0.4%
Philip Morris International, Inc.	23,250	2,013,218
Trading Companies & Distributors — 0.2%
MRC Global, Inc. (a)	39,400	1,055,920
Total Long-Term Investments (Cost — $380,645,275) — 97.9%		464,574,158

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	9,036,476	9,036,476

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$4,292	4,292,285
Total Short-Term Securities (Cost — $13,328,761) — 2.8%		13,328,761
Total Investments (Cost — $393,974,036*) — 100.7%		477,902,919
Liabilities in Excess of Other Assets — (0.7)%		(3,379,959)

Net Assets — 100.0%		$474,522,960

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$397,052,243

Gross unrealized appreciation	$86,891,513
Gross unrealized depreciation	(6,040,837)

Net unrealized appreciation	$80,850,676

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,864,862	3,171,614	9,036,476	$4,494
BlackRock Liquidity Series, LLC, Money Market Series	$5,422,350	$(1,130,065)	$4,292,285	$7,620

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs tp valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	53

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$464,574,158	—	—	$464,574,158
Short-Term Securities	9,036,476	$4,292,285	—	13,328,761
Total	$473,610,634	$4,292,285	—	$477,902,919

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $4,292,285 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

54	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
The Boeing Co.	20,600	$2,420,500
Rockwell Collins, Inc.	9,300	631,098

		3,051,598
Airlines — 1.9%
United Continental Holdings, Inc.	69,466	2,133,301
Auto Components — 0.9%
BorgWarner, Inc.	10,520	1,066,623
Beverages — 1.4%
The Coca-Cola Co.	41,000	1,553,080
Biotechnology — 4.6%
Amgen, Inc.	16,600	1,858,204
Biogen Idec, Inc. (a)	4,530	1,090,643
Celgene Corp. (a)	8,450	1,300,709
Gilead Sciences, Inc. (a)	16,100	1,011,724

		5,261,280
Chemicals — 2.3%
CF Industries Holdings, Inc.	2,850	600,865
PPG Industries, Inc.	12,400	2,071,544

		2,672,409
Commercial Banks — 2.0%
U.S. Bancorp	64,300	2,352,094
Communications Equipment — 0.5%
QUALCOMM, Inc.	8,400	565,824
Computers & Peripherals — 6.2%
Apple, Inc.	7,520	3,585,160
EMC Corp.	90,800	2,320,848
NetApp, Inc.	27,700	1,180,574

		7,086,582
Construction & Engineering — 1.5%
Fluor Corp.	10,200	723,792
KBR, Inc.	29,100	949,824

		1,673,616
Consumer Finance — 2.1%
Discover Financial Services	48,500	2,451,190
Containers & Packaging — 2.1%
Packaging Corp. of America	41,817	2,387,333
Diversified Financial Services — 0.6%
The NASDAQ OMX Group, Inc.	22,800	731,652
Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	8,600	445,308
Energy Equipment & Services — 4.5%
Halliburton Co.	25,300	1,218,195
Oceaneering International, Inc.	18,800	1,527,312
Schlumberger Ltd.	27,500	2,429,900

		5,175,407
Food & Staples Retailing — 4.3%
CVS Caremark Corp.	46,100	2,616,175
Wal-Mart Stores, Inc.	31,000	2,292,760

		4,908,935
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	50,200	1,666,138
Health Care Providers & Services — 3.2%
Aetna, Inc.	14,300	915,486
Envision Healthcare Holdings, Inc. (a)	2,600	67,678
McKesson Corp.	17,500	2,245,250

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Universal Health Services, Inc., Class B	6,600	$494,934

		3,723,348
Industrial Conglomerates — 3.4%
3M Co.	32,400	3,868,884
Insurance — 1.4%
The Travelers Cos., Inc.	19,600	1,661,492
Internet Software & Services — 4.5%
Google, Inc., Class A (a)	5,855	5,128,453
IT Services — 8.4%
Alliance Data Systems Corp. (a)	9,300	1,966,671
Cognizant Technology Solutions Corp., Class A (a)	7,100	583,052
International Business Machines Corp.	7,870	1,457,367
Mastercard, Inc., Class A	5,964	4,012,460
Teradata Corp. (a)(b)	16,000	887,040
Visa, Inc., Class A	3,700	707,070

		9,613,660
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	36,000	1,845,000
Machinery — 4.1%
Cummins, Inc.	9,000	1,195,830
Ingersoll-Rand PLC	25,200	1,636,488
Parker Hannifin Corp.	8,700	945,864
WABCO Holdings, Inc. (a)	10,600	893,156

		4,671,338
Media — 6.3%
Comcast Corp., Class A	71,200	3,214,680
John Wiley & Sons, Inc., Class A	9,200	438,748
Twenty-First Century Fox, Inc.	63,297	2,120,449
The Walt Disney Co.	23,600	1,521,964

		7,295,841
Oil, Gas & Consumable Fuels — 3.3%
Marathon Petroleum Corp.	13,900	894,048
PBF Energy, Inc.	27,724	622,404
Suncor Energy, Inc.	63,920	2,287,058

		3,803,510
Paper & Forest Products — 0.7%
International Paper Co.	17,800	797,440
Pharmaceuticals — 4.7%
AbbVie, Inc.	37,700	1,686,321
Bristol-Myers Squibb Co.	19,100	883,948
Eli Lilly & Co.	17,200	865,676
Merck & Co., Inc.	26,000	1,237,860
Warner Chilcott PLC, Class A	32,800	749,480

		5,423,285
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	39,800	698,092
Teradyne, Inc. (a)(b)	28,600	472,472

		1,170,564
Software — 6.8%
Microsoft Corp.	118,600	3,950,566
Oracle Corp.	94,900	3,147,833
Symantec Corp.	28,300	700,425

		7,798,824
Specialty Retail — 7.2%
The Home Depot, Inc.	5,100	386,835

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	55

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lowe’s Cos., Inc.	65,600	$3,123,216
Ross Stores, Inc.	32,500	2,366,000
TJX Cos., Inc.	42,760	2,411,236

		8,287,287
Textiles, Apparel & Luxury Goods — 0.5%
VF Corp.	2,900	577,245
Tobacco — 1.2%
Philip Morris International, Inc.	15,800	1,368,122
Trading Companies & Distributors — 0.3%
MRC Global, Inc. (a)	14,158	379,434
Total Long-Term Investments (Cost — $92,277,910) — 98.0%		112,596,097

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	1,993,849	$1,993,848

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$1,405	1,405,000
Total Short-Term Securities (Cost — $3,398,848) — 2.9%		3,398,848
Total Investments (Cost — $95,676,758*)		115,994,945
Liabilities in Excess of Other Assets — (0.9)%		(1,076,318)

Net Assets — 100.0%		$114,918,627

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$95,784,685

Gross unrealized appreciation	$21,865,563
Gross unrealized depreciation	(1,655,303)

Net unrealized appreciation	$20,210,260

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,268,573	(274,725)	1,993,848	$1,375
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,405,000	$1,405,000	$345

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value USD 1,172,010	Unrealized Depreciation
14	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013		$(5,385)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

56	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$112,596,097	—	—	$112,596,097
Short-Term Securities	1,993,848	$1,405,000	—	3,398,848
Total	$114,589,945	$1,405,000	—	$115,994,945

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(5,385)	—	—	$(5,385)

[2] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures	$59,000	—	—	$59,000
Liabilities:
Collateral on securities loaned at value	—	$(1,405,000)	—	(1,405,000)
Total	$59,000	$(1,405,000)	—	$(1,346,000)

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	57

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
The Boeing Co.	11,000	$1,292,500
Raytheon Co.	11,825	911,353
Rockwell Collins, Inc.	4,200	285,012

		2,488,865
Airlines — 1.7%
United Continental Holdings, Inc.	62,579	1,921,801
Auto Components — 1.7%
TRW Automotive Holdings Corp. (a)	27,098	1,932,358
Capital Markets — 2.2%
The Goldman Sachs Group, Inc.	15,528	2,456,685
Chemicals — 0.4%
Cabot Corp.	9,424	402,499
Commercial Banks — 5.3%
Regions Financial Corp.	49,400	457,444
SunTrust Banks, Inc.	49,900	1,617,758
U.S. Bancorp	92,625	3,388,223
Wells Fargo & Co.	13,550	559,886

		6,023,311
Commercial Services & Supplies — 0.9%
Tyco International Ltd.	30,325	1,060,769
Communications Equipment — 2.8%
Brocade Communications Systems, Inc. (a)	58,800	473,340
Cisco Systems, Inc.	115,200	2,697,984

		3,171,324
Computers & Peripherals — 2.2%
Apple, Inc.	1,160	553,030
EMC Corp.	58,400	1,492,704
Western Digital Corp.	6,582	417,299

		2,463,033
Construction & Engineering — 0.8%
KBR, Inc.	29,700	969,408
Consumer Finance — 2.5%
Discover Financial Services	57,125	2,887,097
Containers & Packaging — 1.0%
Packaging Corp. of America	9,100	519,519
Rock-Tenn Co., Class A	6,160	623,823

		1,143,342
Diversified Financial Services — 12.3%
Bank of America Corp.	310,943	4,291,013
Berkshire Hathaway, Inc., Class B (a)	4,665	529,524
Citigroup, Inc.	83,268	4,039,331
JPMorgan Chase & Co.	90,066	4,655,512
The NASDAQ OMX Group, Inc.	12,425	398,718

		13,914,098
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	20,900	706,838
Electronic Equipment, Instruments & Components — 1.1%
Avnet, Inc.	21,900	913,449
TE Connectivity Ltd.	7,200	372,816

		1,286,265
Energy Equipment & Services — 0.6%
Halliburton Co.	13,600	654,840
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	55,675	3,159,556

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	38,100	$1,264,539
Medtronic, Inc.	35,300	1,879,725

		3,144,264
Health Care Providers & Services — 2.1%
Aetna, Inc.	16,700	1,069,134
McKesson Corp.	6,300	808,290
Universal Health Services, Inc., Class B	6,300	472,437

		2,349,861
Household Products — 0.6%
The Procter & Gamble Co.	9,000	680,310
Industrial Conglomerates — 3.9%
3M Co.	23,675	2,827,032
General Electric Co.	66,375	1,585,699

		4,412,731
Insurance — 8.6%
Allied World Assurance Co. Holdings AG	4,300	427,377
American Financial Group, Inc.	27,000	1,459,620
American International Group, Inc.	66,200	3,219,306
The Chubb Corp.	18,425	1,644,615
HCC Insurance Holdings, Inc.	16,525	724,126
The Travelers Cos., Inc.	27,400	2,322,698

		9,797,742
Internet Software & Services — 0.4%
AOL, Inc.	14,700	508,326
IT Services — 0.7%
DST Systems, Inc.	9,500	716,395
Total System Services, Inc.	4,700	138,274

		854,669
Machinery — 2.6%
Ingersoll-Rand PLC	34,400	2,233,936
Oshkosh Corp. (a)	15,000	734,700

		2,968,636
Media — 3.7%
Comcast Corp., Class A	61,300	2,767,695
Twenty-First Century Fox, Inc.	41,916	1,404,186

		4,171,881
Multiline Retail — 1.1%
Dillard’s, Inc., Class A	7,225	565,718
Macy’s, Inc.	16,100	696,647

		1,262,365
Oil, Gas & Consumable Fuels — 12.9%
Chevron Corp.	40,950	4,975,425
Exxon Mobil Corp.	46,700	4,018,068
Marathon Petroleum Corp.	28,959	1,862,643
PBF Energy, Inc.	28,896	648,715
Suncor Energy, Inc.	70,895	2,536,623
Tesoro Corp.	13,489	593,246

		14,634,720
Paper & Forest Products — 2.5%
Domtar Corp.	16,725	1,328,299
International Paper Co.	32,600	1,460,480

		2,788,779
Pharmaceuticals — 9.3%
AbbVie, Inc.	17,200	769,356

58	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Eli Lilly & Co.	22,925	$1,153,815
Johnson & Johnson	7,775	674,015
Merck & Co., Inc.	76,105	3,623,359
Pfizer, Inc.	149,900	4,303,629

		10,524,174
Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	95,310	1,671,737
Teradyne, Inc. (a)	28,000	462,560

		2,134,297
Software — 2.4%
Activision Blizzard, Inc.	23,000	383,410
CA, Inc.	16,800	498,456
Oracle Corp.	36,700	1,217,339
Symantec Corp.	25,000	618,750

		2,717,955
Specialty Retail — 2.2%
Lowe’s Cos., Inc.	53,600	2,551,896
Total Long-Term Investments (Cost — $88,618,937) — 98.8%		112,144,695

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	1,134,137	$1,134,137
Total Short-Term Securities (Cost — $1,134,137) — 1.0%		1,134,137
Total Investments (Cost — $89,753,074*) — 99.8%		113,278,832
Other Assets Less Liabilities — 0.2%		254,186

Net Assets — 100.0%		$113,533,018

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$91,985,017

Gross unrealized appreciation	$22,381,625
Gross unrealized depreciation	(1,087,810)

Net unrealized appreciation	$21,293,815

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	748,306	385,831	1,134,137	$1,748
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$2,828

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	59

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$112,144,695	—	—	$112,144,695
Short-Term Securities	1,134,137	—	—	1,134,137
Total	$113,278,832	—	—	$113,278,832

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended September 30, 2013.

60	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 1.08%, 10/25/34 (a)	USD	7	$6,927
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.78%, 12/25/34 (a)		8	7,098
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.44%, 6/25/35 (a)		21	20,428
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.46%, 4/25/35 (a)		3	3,244
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.68%, 9/25/34 (a)		15	10,952
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.48%, 1/25/35 (a)		17	14,994
Total Asset-Backed Securities — 0.3%			63,643

Common Stocks	Shares
Aerospace & Defense — 0.7%
Exelis, Inc.		933	14,657
Northrop Grumman Corp.		688	65,539
Raytheon Co.		848	65,355
Spirit AeroSystems Holdings, Inc., Class A (b)		553	13,405

			158,956
Airlines — 0.0%
Copa Holdings SA, Class A		40	5,547
Auto Components — 0.3%
Johnson Controls, Inc.		242	10,043
Lear Corp.		712	50,958
TRW Automotive Holdings Corp. (b)		124	8,842

			69,843
Beverages — 0.2%
The Coca-Cola Co.		69	2,614
Dr. Pepper Snapple Group, Inc.		466	20,886
PepsiCo, Inc.		417	33,152

			56,652
Biotechnology — 0.8%
Amgen, Inc.		785	87,873
Celgene Corp. (b)		550	84,661
United Therapeutics Corp. (b)(c)		183	14,430

			186,964
Building Products — 0.1%
Owens Corning (b)		599	22,750
Ply Gem Holdings, Inc. (b)		29	405

			23,155

Common Stocks	Shares	Value
Capital Markets — 0.2%
Franklin Resources, Inc.	162	$8,189
The Goldman Sachs Group, Inc.	194	30,693
SEI Investments Co.	248	7,666

		46,548
Chemicals — 0.6%
CF Industries Holdings, Inc.	30	6,325
Cytec Industries, Inc.	307	24,978
Eastman Chemical Co.	432	33,653
LyondellBasell Industries NV, Class A	626	45,842
PPG Industries, Inc.	31	5,179
The Valspar Corp.	288	18,268

		134,245
Commercial Banks — 0.2%
BB&T Corp.	156	5,265
BOK Financial Corp.	91	5,765
Wells Fargo & Co.	1,007	41,609

		52,639
Commercial Services & Supplies — 0.0%
Rollins, Inc.	266	7,052
Communications Equipment — 0.6%
Cisco Systems, Inc.	3,935	92,158
QUALCOMM, Inc.	744	50,116

		142,274
Computers & Peripherals — 0.8%
Apple, Inc.	351	167,339
Dell, Inc.	563	7,752
Hewlett-Packard Co.	1,308	27,442

		202,533
Construction & Engineering — 0.0%
Quanta Services, Inc. (b)	284	7,813
Containers & Packaging — 0.2%
Rock-Tenn Co., Class A	434	43,951
Diversified Consumer Services — 0.1%
Service Corp. International	946	17,614
Diversified Financial Services — 1.7%
Bank of America Corp.	1,849	25,516
Berkshire Hathaway, Inc., Class B (b)	208	23,610
Citigroup, Inc.	2,212	107,304
ING U.S., Inc.	1,817	53,075
JPMorgan Chase & Co.	2,574	133,050
The NASDAQ OMX Group, Inc.	1,724	55,323

		397,878

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GBP British Pound JPY Japanese Yen	S&P Standard & Poor’s USD US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	61

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,353	$45,758
Verizon Communications, Inc.	2,227	103,912

		149,670
Electric Utilities — 0.3%
American Electric Power Co, Inc.	1,449	62,814
Electronic Equipment, Instruments & Components — 0.0%
Molex, Inc.	53	2,042
Energy Equipment & Services — 0.6%
Halliburton Co.	607	29,227
Schlumberger Ltd.	1,171	103,470

		132,697
Food & Staples Retailing — 0.3%
CVS Caremark Corp.	890	50,507
The Kroger Co.	844	34,047

		84,554
Food Products — 0.5%
The J.M. Smucker Co.	211	22,163
Kraft Foods Group, Inc.	817	42,843
Mead Johnson Nutrition Co.	606	45,002
Pinnacle Foods, Inc.	460	12,176
Tyson Foods, Inc., Class A	188	5,317

		127,501
Gas Utilities — 0.1%
AGL Resources, Inc.	494	22,739
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	1,567	52,009
Baxter International, Inc.	938	61,617
Edwards Lifesciences Corp. (b)	88	6,127
Intuitive Surgical, Inc. (b)	20	7,525
Sirona Dental Systems, Inc. (b)	874	58,497

		185,775
Health Care Providers & Services — 0.7%
Express Scripts Holding Co. (b)	110	6,796
HCA Holdings, Inc.	732	31,293
Health Net, Inc.	249	7,893
McKesson Corp.	495	63,509
VCA Antech, Inc. (b)	216	5,931
WellPoint, Inc.	747	62,457

		177,879
Hotels, Restaurants & Leisure — 0.3%
Bally Technologies, Inc. (b)	146	10,521
Domino’s Pizza, Inc.	777	52,797

		63,318
Household Durables — 0.1%
Whirlpool Corp.	115	16,841
Household Products — 0.3%
Church & Dwight Co., Inc.	684	41,074
Colgate-Palmolive Co.	90	5,337
The Procter & Gamble Co.	338	25,549

		71,960
Independent Power Producers & Energy Traders — 0.2%
AES Corp.	3,964	52,682
Industrial Conglomerates — 0.2%
General Electric Co.	1,591	38,009

Common Stocks	Shares	Value
Insurance — 0.9%
ACE Ltd.	717	$67,083
The Allstate Corp.	1,157	58,486
Aspen Insurance Holdings Ltd.	227	8,238
CNA Financial Corp.	1,512	57,728
The Travelers Cos., Inc.	419	35,519

		227,054
Internet & Catalog Retail — 0.3%
priceline.com, Inc. (b)	78	78,854
Internet Software & Services — 0.7%
Google, Inc., Class A (b)	132	115,620
IAC/InterActiveCorp.	81	4,428
Monster Worldwide, Inc. (b)	1,510	6,674
VeriSign, Inc. (b)	1,005	51,144

		177,866
IT Services — 0.9%
Accenture PLC, Class A	619	45,583
International Business Machines Corp.	692	128,145
Mastercard, Inc., Class A	38	25,566
Total System Services, Inc.	219	6,443

		205,737
Life Sciences Tools & Services — 0.1%
Life Technologies Corp. (b)	65	4,864
Quintiles Transnational Holdings, Inc. (b)	253	11,355

		16,219
Machinery — 0.5%
CNH Industrial NV (b)	1,114	13,924
Cummins, Inc.	386	51,288
Valmont Industries, Inc.	355	49,313

		114,525
Marine — 0.2%
Matson, Inc.	1,609	42,204
Media — 1.0%
Comcast Corp., Class A	2,284	103,123
DIRECTV (b)	942	56,285
Omnicom Group, Inc.	99	6,281
Time Warner, Inc.	910	59,887
The Walt Disney Co.	374	24,119

		249,695
Metals & Mining — 0.0%
Worthington Industries, Inc.	68	2,341
Multiline Retail — 0.3%
Target Corp.	1,132	72,425
Office Electronics — 0.1%
Xerox Corp.	1,386	14,262
Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.	796	74,020
Cabot Oil & Gas Corp.	164	6,120
Chevron Corp.	411	49,937
ConocoPhillips	1,305	90,711
Devon Energy Corp.	436	25,183
EOG Resources, Inc.	363	61,449
Exxon Mobil Corp.	1,060	91,202
Hess Corp.	64	4,950
Marathon Oil Corp.	197	6,871
Marathon Petroleum Corp.	322	20,711

62	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Phillips 66	251	$14,513

		445,667
Paper & Forest Products — 0.1%
International Paper Co.	615	27,552
Personal Products — 0.1%
The Estee Lauder Cos., Inc., Class A	222	15,518
Pharmaceuticals — 1.5%
AbbVie, Inc.	1,832	81,945
Allergan, Inc.	237	21,437
Eli Lilly & Co.	1,466	73,784
Johnson & Johnson	1,744	151,187
Pfizer, Inc.	585	16,795
Zoetis, Inc.	652	20,290

		365,438
Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties, Inc.	508	9,703
Equity One, Inc.	881	19,259
Host Hotels & Resorts, Inc.	3,428	60,573
Potlatch Corp.	29	1,151
Ventas, Inc.	111	6,827

		97,513
Real Estate Management & Development — 0.1%
Realogy Holdings Corp. (b)	524	22,542
Road & Rail — 0.3%
Union Pacific Corp.	541	84,039
Semiconductors & Semiconductor Equipment — 0.5%
Avago Technologies Ltd.	344	14,833
Broadcom Corp., Class A	2,351	61,149
Intel Corp.	221	5,065
Maxim Integrated Products, Inc.	1,089	32,452
NXP Semiconductor NV (b)	43	1,600
Skyworks Solutions, Inc. (b)	362	8,992

		124,091
Software — 0.8%
Activision Blizzard, Inc.	1,080	18,004
Microsoft Corp.	3,839	127,877
Oracle Corp.	820	27,199
Rovi Corp. (b)	454	8,703

		181,783
Specialty Retail — 0.7%
American Eagle Outfitters, Inc.	96	1,343
Foot Locker, Inc.	326	11,064
The Home Depot, Inc.	818	62,045
Murphy USA, Inc. (b)	850	34,331
Sears Hometown and Outlet Stores, Inc. (b)	528	16,764
Urban Outfitters, Inc. (b)	1,017	37,395

		162,942
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	867	62,979
Ralph Lauren Corp.	51	8,401

		71,380
Tobacco — 0.3%
Altria Group, Inc.	765	26,278
Lorillard, Inc.	881	39,451

		65,729
Trading Companies & Distributors — 0.2%
Air Lease Corp.	1,094	30,260
MRC Global, Inc. (b)	86	2,305

Common Stocks	Shares	Value
Trading Companies & Distributors (concluded)
MSC Industrial Direct Co., Inc.	181	$14,724

		47,289
Water Utilities — 0.1%
American Water Works Co., Inc.	584	24,108
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	1,652	48,817
Total Common Stocks — 24.0%		5,727,735

Investment Companies
Financial Select Sector SPDR Fund	66,618	1,327,031
iShares Barclays 1-3 Year Credit Bond ETF (d)	10,156	1,069,224
iShares Core Total U.S. Bond Market ETF (d)	24,611	2,638,299
iShares iBoxx $ High Yield Corporate Bond ETF (d)	5,460	499,918
iShares MSCI EAFE ETF (d)	18,186	1,160,085
iShares MSCI Emerging Markets ETF (d)	12,053	491,401
iShares MSCI Mexico Capped ETF (d)	7,533	481,283
SPDR Barclays International Treasury Bond ETF	80,574	4,703,104
Total Investment Companies — 51.9%		12,370,345

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 0.4%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	USD	37	28,198
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(e)		33	32,456
Series 2011-5R, Class 2A1, 2.72%, 8/27/46 (a)(e)		27	25,443
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.98%, 11/25/34 (a)		7	6,747
Total Non-Agency Mortgage-Backed Securities — 0.4%			92,844
Total Long-Term Investments (Cost — $18,187,736) — 76.6%			18,254,567

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(f)		1,720,482	1,720,482
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (d)(f)(g)	USD	15	14,571
Total Short-Term Securities (Cost — $1,735,053) — 7.3%			1,735,053
Total Investments (Cost — $19,922,789*) — 83.9%			19,989,620
Other Assets Less Liabilities — 16.1%			3,824,385

Net Assets — 100.0%			$23,814,005

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	63

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,050,271

Gross unrealized appreciation	$404,533
Gross unrealized depreciation	(465,184)

Net unrealized depreciation	$(60,651)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	397,476	1,323,006	[1]	—	1,720,482	$1,720,482	$938	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$14,571	[1]	—	$14,571	$14,571	$2	—
iShares Barclays 1-3 Year Credit Bond ETF	—	17,612		(7,456)	10,156	$1,069,224	$8,954	$(1,680)
iShares Core Total U.S. Bond Market ETF	—	29,276		(4,665)	24,611	$2,638,299	$38,292	$(1,636)
iShares iBoxx $ High Yield Corporate Bond ETF	—	16,889		(11,429)	5,460	$499,918	$19,336	$(10,180)
iShares MSCI EAFE ETF	—	34,905		(16,719)	18,186	$1,160,085	$20,941	$53,983
iShares MSCI EAFE Minimum Volatility ETF	—	9,795		(9,795)	—	—	—	$61,174
iShares MSCI Emerging Markets ETF	—	60,436		(48,383)	12,053	$491,401	$12,266	$(150,658)
iShares MSCI Emerging Markets Minimum Volatility ETF	—	8,812		(8,812)	—	—	—	$2,513
iShares MSCI Mexico Capped Investable Market ETF	—	14,944		(7,411)	7,533	$481,283	$3,449	$(16,451)
iShares MSCI USA Minimum Volatility ETF	—	17,911		(17,911)	—	—	$2,187	$66,322

[1]	Represents net shares/beneficial interest purchased.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
3	DAX Index	Eurex	December 2013	USD	871,472	$(1,511)
15	E-Mini NASDAQ 100 Index	Chicago Mercantile	December 2013	USD	962,700	11,743
46	Euro STOXX 50 Index	Eurex	December 2013	USD	1,791,634	20,120
8	FTSE 100 Index Futures	NYSE Liffe	December 2013	USD	832,702	(17,262)
2	GBP Currency Futures	Chicago Mercantile	December 2013	USD	202,213	4,012
14	Nikkei 225 Index	Osaka Securities	December 2013	USD	2,059,515	45,844
(23)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	(1,925,387)	6,528
(7)	Euro Currency Futures	Chicago Mercantile	December 2013	USD	(1,183,613)	(18,658)
(16)	JPY Currency Futures	Chicago Mercantile	December 2013	USD	(2,037,200)	(19,246)
(10)	MCSI Emerging Markets E-Mini Index	NYSE Liffe	December 2013	USD	(491,350)	4,251
(5)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	(631,953)	(10,241)
Total						$25,580

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

64	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$63,643	—	$63,643
Common Stocks	$5,727,735	—	—	5,727,735
Investment Companies	12,370,345	—	—	12,370,345
Non-Agency Mortgage-Backed Securities	—	67,401	$25,443	92,844
Short-Term Securities	1,720,482	14,571	—	1,735,053
Total	$19,818,562	$145,615	$25,443	$19,989,620

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$88,486	—	—	$88,486
Foreign currency exchange contracts	4,012	—	—	4,012
Liabilities:
Equity contracts	(18,773)	—	—	(18,773)
Foreign currency exchange contracts	(37,904)	—	—	(37,904)
Interest rate contracts	(10,241)	—	—	(10,241)
Total	$25,580	—	—	$25,580

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,327,832	—	—	$3,327,832
Foreign currency at value	50,927	—	—	50,927
Cash pledged for financial futures contracts	550,000	—	—	550,000
Total	$3,928,759	—	—	$3,928,759

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	65

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Commercial Paper (a)	Par (000)	Value
BNP Paribas Finance, Inc., 0.34%, 3/13/14	$3,500	$3,494,612
Cancara Asset Securitisation LLC:
0.19%, 10/08/13	3,400	3,399,874
0.20%, 12/03/13	6,000	5,997,900
Chariot Funding LLC, 0.23%, 3/04/14	2,000	1,998,032
Charta LLC, 0.16%, 11/04/13	5,000	4,999,244
Ciesco LLC:
0.16%, 11/04/13	2,000	1,999,698
0.27%, 11/13/13	7,000	6,997,741
Collateralized Commercial Paper II Co. LLC, 0.30%, 3/11/14	2,500	2,496,646
General Electric Capital Corp.:
0.21%, 2/10/14	5,000	4,996,150
0.19%, 2/24/14	2,500	2,498,074
Govco LLC, 0.26%, 10/15/13	3,000	2,999,697
ING US Funding LLC:
0.21%, 10/11/13	500	499,971
0.23%, 12/12/13	4,000	3,998,160
0.29%, 2/07/14	2,000	1,997,922
Liberty Street Funding LLC, 0.19%, 10/08/13	750	749,972
Matchpoint Master Trust, 0.21%, 12/17/13	3,000	2,998,653
Natixis US Finance Co. LLC, 0.13%, 10/01/13	7,000	7,000,000
Old Line Funding LLC, 0.24%, 12/09/13	2,600	2,598,804
Rabobank USA Financial Corp., 0.29%, 5/08/14	7,000	6,987,651
Societe Generale North America, Inc., 0.14%, 10/31/13	8,000	7,999,067
Svenska Handelsbanken, Inc., 0.25%, 2/04/14	1,000	999,125
Thunder Bay Funding LLC, 0.24%, 11/21/13	5,000	4,998,300
Total Commercial Paper — 43.5%		82,705,293

Corporate Notes
Merck & Co., Inc., 5.30%, 12/01/13	1,470	1,482,162
The Procter & Gamble Co., 0.17%, 2/14/14 (b)	1,200	1,199,791
Total Corporate Notes — 1.4%		2,681,953

Municipal Bonds (c)
Blount County Public Building Authority RB (Solar Eclipse Project) Eclipse Funding Trust Series 2007-B-12-A-0005 VRDN (US Bank N.A. LOC, US Bank N.A. SBPA), 0.07%, 10/07/13 (d)	1,960	1,960,000
Maryland Community Development Adminis-tration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.07%, 10/07/13	3,000	3,000,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/13	1,915	1,915,000

Municipal Bonds (c)	Par (000)	Value
New York State Housing Finance Agency RB (10 Barclay Street Project) Series 2004A VRDN (Fannie Mae Guaranty), 0.07%, 10/07/13	$5,000	$5,000,000
New York State Housing Finance Agency RB (Biltmore Tower Housing Project) Series 2002A VRDN (Fannie Mae Guaranty), 0.07%, 10/07/13	3,000	3,000,000
New York State Housing Finance Agency RB (Victory Housing Project) Series 2001A VRDN (Freddie Mac Guaranty, Federal Home Loan Bank SBPA), 0.07%, 10/07/13	5,000	5,000,000
Total Municipal Bonds — 10.5%		19,875,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.11%, 11/06/13 (a)	2,000	1,999,780
Fannie Mae Variable Rate Notes, 0.15%, 2/27/15 (b)	2,000	1,999,292
Federal Farm Credit Bank Variable Rate Notes, 0.12%, 8/26/14 (b)	4,500	4,499,594
Federal Home Loan Bank Discount Notes, 0.14%, 12/26/13 (a)	5,000	4,998,328
Federal Home Loan Bank Variable Rate Notes: (b)
0.13%, 8/20/14	8,000	8,000,000
0.12%, 9/05/14	3,000	2,999,718
Freddie Mac Discount Notes, 0.16%, 1/14/14 (a)	1,500	1,499,322
Total U.S. Government Sponsored Agency Obligations — 13.7%		25,996,034

U.S. Treasury Obligations
U.S. Treasury Notes:
2.00%, 11/30/13	2,000	2,005,941
1.25%, 2/15/14	3,000	3,012,088
0.25%, 4/30/14	4,925	4,927,573
2.38%, 8/31/14	2,000	2,041,438
Total U.S. Treasury Obligations — 6.3%		11,987,040

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.15%, 10/01/13	5,779	5,779,000
(Purchased on 9/30/13 to be repurchased at $5,779,024, collateralized by U.S.government sponsored agency obligations,
5.00% to 6.02% due from 6/15/41 to
9/20/41, aggregate par and fair value of
$15,352,764 and $5,969,813, respectively)
Total Value of Deutsche Bank Securities, Inc. (collateral value of $5,969,813)		5,779,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT Alternative Minimum Tax(subject to) IDRB Industrial Development Revenue Bonds LOC Letter of Credit	RB Revenue Bonds SBPA Stand-by Bond Purchase Agreement VRDN Variable Rate Demand Notes

66	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.05%, 10/02/13	$18,000	$18,000,000

(Purchased on 9/25/13 to be repurchased

at $18,000,175, collateralized by

Ginnie Mae Bonds, 2.70% to 4.10% due from

6/15/43 to 8/15/53, aggregate par and fair value

of $18,344,061 and $18,360,000,respectively)

Total Value of Goldman Sachs & Co. (collateral value of $18,360,000)		18,000,000
Mizuho Securities USA, 1.09%, 11/01/13 (c)	2,100	2,100,000

(Purchased on 3/04/13 to be repurchased

at $2,115,387, collateralized by various

corporate/debt and U.S. government

sponsored agency obligations, 0.27% to

8.59% due from 5/15/17 to 8/10/45,

aggregate par and fair value of $8,901,422

and $2,353,158, respectively)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, 0.13%, 10/01/13	$16,000	$16,000,000

(Purchased on 9/30/13 to be repurchased

at $16,000,058, collateralized by U.S.

government sponsored agency and U.S.

Treasury obligations, 1.75% to 4.25% due

from 5/15/22 to 11/15/40, aggregate par

and fair value of $22,956,980 and

$16,320,074, respectively)

Total Value of Mizuho Securities USA (collateral value of $18,673,232)		18,100,000
Total Repurchase Agreements — 22.0%		41,879,000
Total Investments (Cost — $185,124,320*) — 97.4%		185,124,320
Other Assets Less Liabilities — 2.6%		4,934,189

Net Assets — 100.0%		$190,058,509

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase. (b) Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$185,124,320	—	$185,124,320

1	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, cash of $976 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	67

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
The Boeing Co.	8,208	$964,440
General Dynamics Corp.	3,922	343,253
Honeywell International, Inc.	9,292	771,608
L-3 Communications Holdings, Inc.	1,056	99,792
Lockheed Martin Corp.	3,188	406,629
Northrop Grumman Corp.	2,725	259,584
Precision Castparts Corp.	1,716	389,944
Raytheon Co.	3,835	295,563
Rockwell Collins, Inc.	1,613	109,458
Textron, Inc.	3,294	90,947
United Technologies Corp.	9,989	1,077,014

		4,808,232
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	1,898	113,045
Expeditors International of Washington, Inc.	2,429	107,022
FedEx Corp.	3,514	400,983
United Parcel Service, Inc., Class B	8,544	780,665

		1,401,715
Airlines — 0.2%
Delta Air Lines, Inc.	10,143	239,273
Southwest Airlines Co.	8,367	121,824

		361,097
Auto Components — 0.4%
BorgWarner, Inc.	1,366	138,499
Delphi Automotive PLC	3,342	195,240
The Goodyear Tire & Rubber Co. (a)	2,967	66,609
Johnson Controls, Inc.	8,092	335,818

		736,166
Automobiles — 0.8%
Ford Motor Co.	46,603	786,193
General Motors Co. (a)(b)	11,129	400,310
Harley-Davidson, Inc.	2,635	169,272

		1,355,775
Beverages — 2.2%
Beam, Inc.	1,896	122,576
Brown-Forman Corp., Class B	1,920	130,810
The Coca-Cola Co.	45,097	1,708,274
Coca-Cola Enterprises, Inc.	2,943	118,338
Constellation Brands, Inc., Class A (a)	1,960	112,504
Dr. Pepper Snapple Group, Inc.	2,401	107,613
Molson Coors Brewing Co., Class B	1,886	94,545
Monster Beverage Corp. (a)	1,607	83,966
PepsiCo, Inc.	18,226	1,448,967

		3,927,593
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	2,306	267,865
Amgen, Inc.	8,909	997,273
Biogen Idec, Inc. (a)	2,817	678,221
Celgene Corp. (a)	4,866	749,023
Gilead Sciences, Inc. (a)(b)	18,102	1,137,530
Regeneron Pharmaceuticals, Inc. (a)	923	288,779
Vertex Pharmaceuticals, Inc. (a)	2,752	208,657

		4,327,348
Building Products — 0.0%
Masco Corp.	4,164	88,610
Capital Markets — 2.1%
Ameriprise Financial, Inc.	2,342	213,309
The Bank of New York Mellon Corp.	13,613	410,976
BlackRock, Inc. (c)	1,489	402,953

Common Stocks	Shares	Value
Capital Markets (concluded)
The Charles Schwab Corp.	13,673	$289,047
E*Trade Financial Corp. (a)	3,475	57,338
Franklin Resources, Inc.	4,812	243,247
The Goldman Sachs Group, Inc.	4,941	781,716
Invesco Ltd.	5,241	167,188
Legg Mason, Inc.	1,307	43,706
Morgan Stanley	16,443	443,139
Northern Trust Corp.	2,668	145,113
State Street Corp.	5,278	347,029
T. Rowe Price Group, Inc.	3,057	219,890

		3,764,651
Chemicals — 2.5%
Air Products & Chemicals, Inc.	2,491	265,466
Airgas, Inc.	795	84,310
CF Industries Holdings, Inc.	679	143,154
The Dow Chemical Co.	14,287	548,621
E.I. du Pont de Nemours & Co.	10,923	639,651
Eastman Chemical Co.	1,821	141,856
Ecolab, Inc.	3,207	316,723
FMC Corp.	1,621	116,258
International Flavors & Fragrances, Inc.	984	80,983
LyondellBasell Industries NV, Class A	5,298	387,973
Monsanto Co.	6,306	658,157
The Mosaic Co.	4,027	173,242
PPG Industries, Inc.	1,686	281,663
Praxair, Inc.	3,494	420,014
The Sherwin-Williams Co.	1,032	188,010
Sigma-Aldrich Corp.	1,422	121,297

		4,567,378
Commercial Banks — 2.8%
BB&T Corp.	8,289	279,754
Comerica, Inc.	2,201	86,521
Fifth Third Bancorp	10,485	189,149
Huntington Bancshares, Inc.	9,834	81,229
KeyCorp	10,710	122,094
M&T Bank Corp.	1,537	172,021
PNC Financial Services Group, Inc. (c)	6,294	456,000
Regions Financial Corp.	16,528	153,049
SunTrust Banks, Inc.	6,353	205,964
U.S. Bancorp	21,759	795,944
Wells Fargo & Co.	57,153	2,361,562
Zions Bancorp	2,144	58,788

		4,962,075
Commercial Services & Supplies — 0.5%
The ADT Corp.	2,370	96,364
Cintas Corp.	1,203	61,594
Iron Mountain, Inc.	2,029	54,824
Pitney Bowes, Inc.	2,438	44,347
Republic Services, Inc.	3,217	107,319
Stericycle, Inc. (a)	1,017	117,362
Tyco International Ltd.	5,471	191,376
Waste Management, Inc.	5,187	213,912

		887,098
Communications Equipment — 1.9%
Cisco Systems, Inc.	63,409	1,485,039
F5 Networks, Inc. (a)	914	78,385
Harris Corp.	1,257	74,540
JDS Uniphase Corp. (a)	2,822	41,512
Juniper Networks, Inc. (a)	5,934	117,849
Motorola Solutions, Inc.	2,802	166,383

68	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
QUALCOMM, Inc.	20,292	$1,366,869

		3,330,577
Computers & Peripherals — 4.0%
Apple, Inc.	10,746	5,123,156
Dell, Inc.	17,339	238,758
EMC Corp.	24,618	629,236
Hewlett-Packard Co.	22,779	477,903
NetApp, Inc.	4,027	171,631
SanDisk Corp.	2,867	170,615
Seagate Technology PLC	3,676	160,788
Western Digital Corp.	2,484	157,486

		7,129,573
Construction & Engineering — 0.2%
Fluor Corp.	1,922	136,385
Jacobs Engineering Group, Inc. (a)	1,572	91,459
Quanta Services, Inc. (a)	2,574	70,811

		298,655
Construction Materials — 0.0%
Vulcan Materials Co.	1,567	81,186
Consumer Finance — 1.0%
American Express Co.	10,976	828,908
Capital One Financial Corp.	6,900	474,306
Discover Financial Services	5,726	289,392
SLM Corp.	5,119	127,463

		1,720,069
Containers & Packaging — 0.2%
Avery Dennison Corp.	1,148	49,961
Ball Corp.	1,744	78,271
Bemis Co., Inc.	1,244	48,528
MeadWestvaco Corp.	2,130	81,749
Owens-Illinois, Inc. (a)	1,893	56,828
Sealed Air Corp.	2,360	64,168

		379,505
Distributors — 0.1%
Genuine Parts Co.	1,831	148,110
Diversified Consumer Services — 0.0%
H&R Block, Inc.	3,287	87,631
Diversified Financial Services — 5.2%
Bank of America Corp.	127,076	1,753,649
Berkshire Hathaway, Inc., Class B (a)	21,290	2,416,628
Citigroup, Inc.	35,936	1,743,255
CME Group, Inc.	3,715	274,464
IntercontinentalExchange, Inc. (a)	860	156,021
JPMorgan Chase & Co.	44,524	2,301,446
Leucadia National Corp.	3,703	100,870
McGraw Hill Financial, Inc.	3,274	214,742
Moody’s Corp.	2,292	161,196
The NASDAQ OMX Group, Inc.	1,338	42,936
NYSE Euronext	2,872	120,567

		9,285,774
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	62,821	2,124,606
CenturyLink, Inc.	7,102	222,861
Frontier Communications Corp.	11,532	48,088
Verizon Communications, Inc.	33,851	1,579,488
Windstream Holdings Inc	7,131	57,048

		4,032,091
Electric Utilities — 1.7%
American Electric Power Co, Inc.	5,742	248,916

Common Stocks	Shares	Value
Electric Utilities (concluded)
Duke Energy Corp.	8,336	$556,678
Edison International	3,821	175,995
Entergy Corp.	2,106	133,078
Exelon Corp.	10,110	299,660
FirstEnergy Corp.	4,911	179,006
NextEra Energy, Inc.	5,016	402,083
Northeast Utilities	3,718	153,368
Pepco Holdings, Inc.	2,880	53,165
Pinnacle West Capital Corp.	1,326	72,585
PPL Corp.	7,468	226,878
The Southern Co.	10,354	426,378
Xcel Energy, Inc.	5,846	161,408

		3,089,198
Electrical Equipment — 0.8%
AMETEK, Inc.	2,886	132,814
Eaton Corp. PLC	5,588	384,678
Emerson Electric Co.	8,444	546,327
Rockwell Automation, Inc.	1,632	174,526
Roper Industries, Inc.	1,171	155,591

		1,393,936
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	1,889	146,171
Corning, Inc.	17,221	251,254
FLIR Systems, Inc.	1,644	51,622
Jabil Circuit, Inc.	2,238	48,520
Molex, Inc.	1,607	61,902
TE Connectivity Ltd.	4,907	254,084

		813,553
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	5,220	256,302
Cameron International Corp. (a)	2,901	169,331
Diamond Offshore Drilling, Inc.	801	49,918
Ensco PLC, Class A	2,753	147,974
FMC Technologies, Inc. (a)(b)	2,827	156,672
Halliburton Co.	10,005	481,741
Helmerich & Payne, Inc.	1,240	85,498
Nabors Industries Ltd.	3,083	49,513
National Oilwell Varco, Inc.	5,047	394,221
Noble Corp.	2,983	112,668
Rowan Cos. PLC, Class A (a)	1,436	52,730
Schlumberger Ltd.	15,652	1,383,011

		3,339,579
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	5,158	593,789
CVS Caremark Corp.	14,527	824,407
The Kroger Co.	6,144	247,849
Safeway, Inc.	2,890	92,451
Sysco Corp.	6,921	220,295
Walgreen Co.	10,281	553,118
Wal-Mart Stores, Inc.	19,254	1,424,026
Whole Foods Market, Inc.	4,404	257,634

		4,213,569
Food Products — 1.6%
Archer-Daniels-Midland Co.	7,785	286,799
Campbell Soup Co.	2,102	85,572
ConAgra Foods, Inc.	5,012	152,064
General Mills, Inc.	7,615	364,911
The Hershey Co.	1,755	162,338
Hormel Foods Corp.	1,625	68,445
The J.M. Smucker Co.	1,240	130,250
Kellogg Co.	3,044	178,774

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	69

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
Kraft Foods Group, Inc.	7,022	$368,234
McCormick & Co., Inc.	1,566	101,320
Mead Johnson Nutrition Co.	2,374	176,293
Mondelez International, Inc., Class A	21,076	662,208
Tyson Foods, Inc., Class A	3,325	94,031

		2,831,239
Gas Utilities — 0.1%
AGL Resources, Inc.	1,419	65,317
ONEOK, Inc.	2,425	129,301

		194,618
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	18,412	611,094
Baxter International, Inc.	6,401	420,482
Becton Dickinson & Co.	2,290	229,046
Boston Scientific Corp. (a)	15,898	186,643
C.R. Bard, Inc.	935	107,712
CareFusion Corp. (a)	2,541	93,763
Covidien PLC	5,444	331,757
DENTSPLY International, Inc.	1,653	71,757
Edwards Lifesciences Corp. (a)	1,341	93,374
Intuitive Surgical, Inc. (a)	471	177,223
Medtronic, Inc.	11,801	628,403
St. Jude Medical, Inc.	3,404	182,591
Stryker Corp.	3,487	235,686
Varian Medical Systems, Inc. (a)	1,282	95,804
Zimmer Holdings, Inc.	2,016	165,594

		3,630,929
Health Care Providers & Services — 2.0%
Aetna, Inc.	4,404	281,944
AmerisourceBergen Corp.	2,729	166,742
Cardinal Health, Inc.	4,039	210,634
Cigna Corp.	3,335	256,328
DaVita HealthCare Partners, Inc. (a)	2,085	118,637
Express Scripts Holding Co. (a)	9,642	595,683
Humana, Inc.	1,853	172,940
Laboratory Corp. of America Holdings (a)	1,067	105,782
McKesson Corp.	2,703	346,795
Patterson Cos., Inc.	952	38,270
Quest Diagnostics, Inc.	1,800	111,222
Tenet Healthcare Corp.	1,194	49,181
UnitedHealth Group, Inc.	12,047	862,686
WellPoint, Inc.	3,548	296,648

		3,613,492
Health Care Technology — 0.1%
Cerner Corp. (a)(b)	3,488	183,294
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	5,220	170,381
Chipotle Mexican Grill, Inc. (a)	368	157,762
Darden Restaurants, Inc.	1,564	72,398
International Game Technology	3,041	57,566
Marriott International, Inc., Class A	2,694	113,309
McDonald’s Corp.	11,810	1,136,240
Starbucks Corp.	8,886	683,955
Starwood Hotels & Resorts Worldwide, Inc.	2,299	152,769
Wyndham Worldwide Corp.	1,559	95,052
Wynn Resorts Ltd.	964	152,322
Yum! Brands, Inc.	5,272	376,368

		3,168,122
Household Durables — 0.3%
D.R. Horton, Inc.	3,380	65,673

Common Stocks	Shares	Value
Household Durables (concluded)
Garmin Ltd.	1,453	$65,661
Harman International Industries, Inc.	784	51,924
Leggett & Platt, Inc.	1,722	51,918
Lennar Corp., Class A	1,994	70,588
Newell Rubbermaid, Inc.	3,466	95,315
PulteGroup, Inc.	4,116	67,914
Whirlpool Corp.	927	135,750

		604,743
Household Products — 2.0%
The Clorox Co.	1,551	126,748
Colgate-Palmolive Co.	10,422	618,025
Kimberly-Clark Corp.	4,543	428,041
The Procter & Gamble Co.	32,405	2,449,494

		3,622,308
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	7,263	96,525
NRG Energy, Inc.	3,803	103,936

		200,461
Industrial Conglomerates — 2.4%
3M Co.	7,679	916,949
Danaher Corp.	7,074	490,370
General Electric Co.	120,455	2,877,670

		4,284,989
Insurance — 3.0%
ACE Ltd.	4,018	375,924
Aflac, Inc.	5,507	341,379
The Allstate Corp.	5,477	276,862
American International Group, Inc.	17,436	847,913
AON PLC (a)	3,652	271,855
Assurant, Inc.	906	49,015
The Chubb Corp.	3,024	269,922
Cincinnati Financial Corp.	1,715	80,879
Genworth Financial, Inc., Class A (a)	5,928	75,819
Hartford Financial Services Group, Inc.	5,354	166,616
Lincoln National Corp.	3,146	132,101
Loews Corp.	3,619	169,152
Marsh & McLennan Cos., Inc.	6,503	283,206
MetLife, Inc.	13,243	621,759
Principal Financial Group, Inc.	3,260	139,593
The Progressive Corp.	6,499	176,968
Prudential Financial, Inc.	5,504	429,202
Torchmark Corp.	1,084	78,427
The Travelers Cos., Inc.	4,410	373,836
Unum Group	3,080	93,755
XL Group PLC	3,379	104,141

		5,358,324
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (a)	4,377	1,368,425
Expedia, Inc.	1,269	65,722
NetFlix, Inc. (a)(b)	697	215,519
priceline.com, Inc. (a)	610	616,680
TripAdvisor, Inc. (a)	1,301	98,668

		2,365,014
Internet Software & Services — 2.4%
Akamai Technologies, Inc. (a)	2,089	108,001
eBay, Inc. (a)	13,795	769,623
Google, Inc., Class A (a)	3,309	2,898,386
VeriSign, Inc. (a)	1,600	81,424

70	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Yahoo!, Inc. (a)	11,210	$371,724

		4,229,158
IT Services — 3.5%
Accenture PLC, Class A	7,629	561,800
Automatic Data Processing, Inc.	5,731	414,810
Cognizant Technology Solutions Corp., Class A (a)	3,563	292,594
Computer Sciences Corp.	1,737	89,872
Fidelity National Information Services, Inc.	3,486	161,890
Fiserv, Inc. (a)	1,541	155,718
International Business Machines Corp.	12,180	2,255,492
Mastercard, Inc., Class A	1,228	826,174
Paychex, Inc.	3,827	155,529
Teradata Corp. (a)	1,906	105,669
Total System Services, Inc.	1,968	57,899
Visa, Inc., Class A	6,105	1,166,666
The Western Union Co.	6,547	122,167

		6,366,280
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	1,389	65,477
Mattel, Inc.	4,081	170,831

		236,308
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	3,917	200,746
Life Technologies Corp. (a)	2,036	152,354
PerkinElmer, Inc.	1,288	48,622
Thermo Fisher Scientific, Inc.	4,273	393,757
Waters Corp. (a)	1,010	107,272

		902,751
Machinery — 1.8%
Caterpillar, Inc.	7,527	627,526
Cummins, Inc.	2,061	273,845
Deere & Co.	4,530	368,697
Dover Corp.	2,006	180,199
Flowserve Corp.	1,647	102,756
Illinois Tool Works, Inc.	4,895	373,342
Ingersoll-Rand PLC	3,204	208,068
Joy Global, Inc.	1,234	62,983
PACCAR, Inc.	4,175	232,381
Pall Corp.	1,342	103,388
Parker Hannifin Corp.	1,778	193,304
Pentair Ltd.	2,352	152,739
Snap-On, Inc.	678	67,461
Stanley Black & Decker, Inc.	1,908	172,808
Xylem, Inc.	2,150	60,050

		3,179,547
Media — 3.7%
Cablevision Systems Corp., New York Group, Class A	2,455	41,342
CBS Corp., Class B	6,656	367,145
Comcast Corp., Class A	30,939	1,396,896
DIRECTV (a)	6,042	361,010
Discovery Communications, Inc., Class A (a)(b)	2,733	230,720
Gannett Co., Inc.	2,763	74,021
The Interpublic Group of Cos., Inc.	5,040	86,587
News Corp., Class A (a)	5,843	93,839
Omnicom Group, Inc.	3,055	193,809
Scripps Networks Interactive, Inc., Class A	1,293	100,996
Time Warner Cable, Inc.	3,382	377,431
Time Warner, Inc.	10,884	716,276
Twenty-First Century Fox, Inc.	23,509	787,551
Viacom, Inc., Class B	5,136	429,267

Common Stocks	Shares	Value
Media (concluded)
The Walt Disney Co.	19,653	$1,267,422
The Washington Post Co., Class B	54	33,013

		6,557,325
Metals & Mining — 0.5%
Alcoa, Inc.	12,574	102,101
Allegheny Technologies, Inc.	1,314	40,103
Cliffs Natural Resources, Inc.	1,861	38,151
Freeport-McMoRan Copper & Gold, Inc.	12,264	405,693
Newmont Mining Corp.	5,933	166,717
Nucor Corp.	3,787	185,639
United States Steel Corp.	1,755	36,135

		974,539
Multiline Retail — 0.7%
Dollar General Corp. (a)	3,501	197,666
Dollar Tree, Inc. (a)	2,637	150,731
Family Dollar Stores, Inc.	1,129	81,311
JC Penney Co., Inc. (a)	2,263	19,960
Kohl’s Corp.	2,408	124,614
Macy’s, Inc.	4,454	192,725
Nordstrom, Inc.	1,709	96,046
Target Corp.	7,468	477,803

		1,340,856
Multi-Utilities — 1.2%
Ameren Corp.	2,848	99,224
CenterPoint Energy, Inc.	5,054	121,144
CMS Energy Corp.	3,097	81,513
Consolidated Edison, Inc.	3,445	189,957
Dominion Resources, Inc.	6,824	426,364
DTE Energy Co.	2,090	137,898
Integrys Energy Group, Inc.	946	52,872
NiSource, Inc.	3,666	113,243
PG&E Corp.	5,298	216,794
Public Service Enterprise Group, Inc.	5,952	195,999
SCANA Corp.	1,645	75,736
Sempra Energy	2,698	230,949
TECO Energy, Inc.	2,493	41,234
Wisconsin Energy Corp.	2,702	109,107

		2,092,034
Office Electronics — 0.1%
Xerox Corp.	13,722	141,199
Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	5,956	553,848
Apache Corp.	4,775	406,544
Cabot Oil & Gas Corp.	4,947	184,622
Chesapeake Energy Corp.	6,000	155,280
Chevron Corp.	22,852	2,776,518
ConocoPhillips	14,484	1,006,783
CONSOL Energy, Inc.	2,669	89,812
Denbury Resources, Inc. (a)	4,354	80,157
Devon Energy Corp.	4,512	260,613
EOG Resources, Inc.	3,214	544,066
EQT Corp.	1,789	158,720
Exxon Mobil Corp.	52,062	4,479,414
Hess Corp.	3,414	264,039
Kinder Morgan, Inc.	7,961	283,173
Marathon Oil Corp.	8,373	292,050
Marathon Petroleum Corp.	3,706	238,370
Murphy Oil Corp.	2,081	125,526
Newfield Exploration Co. (a)	1,652	45,215
Noble Energy, Inc.	4,243	284,323
Occidental Petroleum Corp.	9,515	890,033
Peabody Energy Corp.	3,269	56,390

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	71

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Phillips 66	7,230	$418,039
Pioneer Natural Resources Co.	1,638	309,254
QEP Resources, Inc.	2,071	57,346
Range Resources Corp.	1,927	146,240
Southwestern Energy Co. (a)	4,154	151,123
Spectra Energy Corp.	7,906	270,622
Tesoro Corp.	1,610	70,808
Valero Energy Corp.	6,443	220,028
The Williams Cos., Inc.	8,065	293,243
WPX Energy, Inc. (a)	2,440	46,994

		15,159,193
Paper & Forest Products — 0.1%
International Paper Co.	5,255	235,424
Personal Products — 0.2%
Avon Products, Inc.	5,088	104,813
The Estee Lauder Cos., Inc., Class A	3,023	211,308

		316,121
Pharmaceuticals — 5.8%
AbbVie, Inc.	18,769	839,537
Actavis, Inc. (a)	2,049	295,056
Allergan, Inc.	3,501	316,665
Bristol-Myers Squibb Co.	19,469	901,025
Eli Lilly & Co.	11,709	589,314
Forest Laboratories, Inc. (a)	2,767	118,400
Hospira, Inc. (a)	1,940	76,087
Johnson & Johnson	33,329	2,889,291
Merck & Co., Inc.	34,615	1,648,020
Mylan, Inc. (a)	4,537	173,177
Perrigo Co.	1,112	137,199
Pfizer, Inc.	78,308	2,248,223
Zoetis, Inc.	5,902	183,670

		10,415,664
Professional Services — 0.2%
The Dun & Bradstreet Corp.	459	47,667
Equifax, Inc.	1,409	84,329
Nielsen Holdings N.V.	2,543	92,692
Robert Half International, Inc.	1,614	62,994

		287,682
Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	4,672	346,335
Apartment Investment & Management Co., Class A	1,781	49,761
AvalonBay Communities, Inc.	1,434	182,247
Boston Properties, Inc. (b)	1,809	193,382
Equity Residential	3,962	212,244
HCP, Inc.	5,369	219,861
Health Care REIT, Inc. (b)	3,408	212,591
Host Hotels & Resorts, Inc. (b)	8,892	157,122
Kimco Realty Corp. (b)	4,795	96,763
The Macerich Co.	1,637	92,392
Plum Creek Timber Co., Inc.	1,900	88,977
Prologis, Inc.	5,886	221,431
Public Storage	1,706	273,898
Simon Property Group, Inc.	3,672	544,299
Ventas, Inc.	3,464	213,036
Vornado Realty Trust (b)	2,056	172,825
Weyerhaeuser Co.	6,904	197,662

		3,474,826
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	3,288	76,051

Common Stocks	Shares	Value
Road & Rail — 0.9%
CSX Corp.	12,072	$310,733
Kansas City Southern	1,303	142,496
Norfolk Southern Corp.	3,682	284,803
Ryder System, Inc.	626	37,372
Union Pacific Corp.	5,487	852,351

		1,627,755
Semiconductors & Semiconductor Equipment — 2.0%
Altera Corp.	3,783	140,576
Analog Devices, Inc.	3,698	173,991
Applied Materials, Inc.	14,161	248,384
Broadcom Corp., Class A	6,502	169,117
First Solar, Inc. (a)	816	32,811
Intel Corp.	58,920	1,350,446
KLA-Tencor Corp.	1,958	119,144
Lam Research Corp. (a)	1,900	97,261
Linear Technology Corp.	2,740	108,668
LSI Corp.	6,626	51,815
Microchip Technology, Inc.	2,360	95,084
Micron Technology, Inc. (a)	12,324	215,300
NVIDIA Corp.	6,802	105,839
Teradyne, Inc. (a)	2,285	37,748
Texas Instruments, Inc.	13,027	524,597
Xilinx, Inc.	3,162	148,171

		3,618,952
Software — 3.4%
Adobe Systems, Inc. (a)	5,529	287,176
Autodesk, Inc. (a)	2,642	108,771
CA, Inc.	3,933	116,692
Citrix Systems, Inc. (a)	2,211	156,119
Electronic Arts, Inc. (a)	3,633	92,823
Intuit, Inc.	3,510	232,748
Microsoft Corp. (d)	89,651	2,986,275
Oracle Corp.	42,179	1,399,077
Red Hat, Inc. (a)	2,217	102,292
Salesforce.com, Inc. (a)	6,483	336,533
Symantec Corp.	8,230	203,693

		6,022,199
Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A	913	32,293
AutoNation, Inc. (a)	759	39,597
AutoZone, Inc. (a)	417	176,278
Bed Bath & Beyond, Inc. (a)(b)	2,573	199,047
Best Buy Co., Inc.	3,158	118,425
CarMax, Inc. (a)	2,639	127,912
GameStop Corp., Class A	1,403	69,659
The Gap, Inc.	3,267	131,595
The Home Depot, Inc.	16,945	1,285,278
Lowe’s Cos., Inc.	12,444	592,459
O’Reilly Automotive, Inc. (a)	1,275	162,677
PetSmart, Inc.	1,211	92,351
Ross Stores, Inc.	2,554	185,931
Staples, Inc.	7,771	113,845
Tiffany & Co.	1,304	99,912
TJX Cos., Inc.	8,448	476,383
Urban Outfitters, Inc. (a)	1,256	46,183

		3,949,825
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	3,351	182,730
Fossil Group, Inc. (a)	596	69,279
L Brands, Inc.	2,889	176,518
NIKE, Inc., Class B	8,844	642,428

72	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
PVH Corp.	965	$114,536
Ralph Lauren Corp.	718	118,276
VF Corp.	1,036	206,216

		1,509,983
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	5,494	49,721
People’s United Financial, Inc.	3,760	54,069

		103,790
Tobacco — 1.6%
Altria Group, Inc.	23,723	814,885
Lorillard, Inc.	4,459	199,674
Philip Morris International, Inc.	19,145	1,657,766
Reynolds American, Inc.	3,762	183,510

		2,855,835
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,250	163,313
W.W. Grainger, Inc.	731	191,310

		354,623
Wireless Telecommunication Services — 0.1%
Crown Castle International Corp. (a)	3,463	252,903
Total Long-Term Investments (Cost — $74,520,133) — 98.5%		176,869,100

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(e)	2,856,411	$2,856,411

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(e)(f)	$2,899	2,899,079
Total Short-Term Securities (Cost — $5,755,490) — 3.2%		5,755,490
Total Investments (Cost — $80,275,623*) — 101.7%		182,624,590
Liabilities in Excess of Other Assets — (1.7)%		(3,035,239)

Net Assets — 100.0%		$179,589,351

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$86,969,563

Gross unrealized appreciation	$97,575,599
Gross unrealized depreciation	(1,920,572)

Net unrealized appreciation	$95,655,027

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain
BlackRock, Inc.	1,557	22		(90)	1,489	$402,953	$7,698	$4,951
BlackRock Liquidity Funds, TempFund, Institutional Class	1,927,331	929,080	[1]	—	2,856,411	$2,856,411	$983	—
BlackRock Liquidity Series, LLC, Money Market Series	$363,780	$428,430	[1]	—	$2,899,079	$2,899,079	$1,476	—
PNC Financial Services Group, Inc.	6,529	99		(334)	6,294	$456,000	$8,303	$7,527

[1]	Represents net shares/beneficial interest purchased.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquid- ity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
35	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	2,930,025	$(5,565)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	73

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$176,869,100	—	—	$176,869,100
Short-Term Securities	2,856,411	$2,899,079	—	5,755,490
Total	$179,725,511	$2,899,079	—	$182,624,590

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(5,565)	—	—	$(5,565)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $2,899,079 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

74	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.90%, 12/25/33 (a)	USD	122	$109,730
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		180	186,845
Series 2012-2, Class C, 2.64%, 10/10/17		235	239,888
Series 2012-3, Class C, 2.42%, 5/08/18		150	152,246
Series 2012-4, Class B, 1.31%, 11/08/17		85	84,950
Series 2012-4, Class C, 1.93%, 8/08/18		140	139,712
Series 2012-5, Class C, 1.69%, 11/08/18		105	104,299
Series 2013-4, Class B, 1.66%, 9/10/18		50	50,093
Series 2013-4, Class C, 2.72%, 9/09/19		30	30,341
Series 2013-4, Class D, 3.31%, 10/08/19		75	75,251
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 1.47%, 7/13/25 (a)(b)		360	357,912
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	197	268,317
Battalion CLO Ltd., Series 2013-4A, Class A1, 1.69%, 10/22/25 (a)(b)	USD	250	249,375
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.66%, 1/20/25 (a)(b)		650	650,000
Cavalry CLO II, Series 2A, Class B1, 2.27%, 1/17/24 (a)(b)		330	330,000
Chesapeake Funding LLC, Series 2012-1A, Class B, 1.78%, 11/07/23 (a)(b)		200	200,912
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		326	326,443
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.80%, 9/25/33 (a)		127	117,009
Series 2004-5, Class A, 1.08%, 10/25/34 (a)		143	140,264
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (b)		250	250,748
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)		250	249,928
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		194	180,539
DT Auto Owner Trust:
Series 2012-1A, Class B, 2.26%, 10/16/17 (b)		285	284,951
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		250	254,624
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class C, 1.68%, 1/15/16 (a)		215	215,611
Series 2012-1, Class D, 2.28%, 1/15/16 (a)		195	195,694
Series 2012-2, Class C, 2.86%, 1/15/19		100	102,820
Series 2012-2, Class D, 3.50%, 1/15/19		100	103,412
Series 2012-4, Class C, 1.39%, 9/15/16		105	105,390
Series 2012-4, Class D, 2.09%, 9/15/16		180	181,054
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.41%, 4/25/25 (a)(b)		260	258,128

Asset-Backed Securities	Par (000)		Value
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.47%, 10/28/24 (a)(b)	USD	250	$248,600
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (b)		100	100,030
Series 2012-T2, Class A2, 1.99%, 10/15/45 (b)		200	200,880
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)(b)		390	388,674
Series 2013-T3, Class A3, 1.79%, 5/15/46 (b)		725	713,473
Series 2013-T4, Class AT4, 1.18%, 8/15/44 (b)		325	324,805
Series 2013-T5, Class AT5, 1.98%, 8/15/46 (b)		125	125,475
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (b)		240	240,000
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		125	127,238
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (b)		548	623,301
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (b)		187	195,863
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.02%, 10/15/17 (a)(b)		313	310,746
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.78%, 12/25/34 (a)		155	143,152
Nationstar Mortgage Advance Receivables Trust:
Series 2013-T1A, Class A1, 1.08%, 6/20/44 (b)		400	399,851
Series 2013-T2A, Class A2, 1.68%, 6/20/46 (b)		570	568,509
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.91%, 11/25/24 (a)		270	283,874
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.44%, 6/25/35 (a)		487	485,165
Northwoods Capital Corp./Northwoods Capital Ltd.:
Series 2012-9A, Class A, 1.69%, 1/18/24 (a)(b)		260	260,000
Series 2012-9A, Class B1, 2.52%, 1/18/24 (a)(b)		255	255,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		260	257,660
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.68%, 8/23/24 (a)(b)		225	223,875
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.82%, 7/25/33 (a)		256	232,074
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.75%, 10/30/23 (a)(b)		360	362,340
Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		390	386,100
PFS Financing Corp., Series 2012-AA, Class A, 1.38%, 2/15/16 (a)(b)		220	220,369
RAAC Trust, Series 2005-SP2, Class 2A, 0.48%, 6/25/44 (a)		865	661,546

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR Euro LIBOR London Interbank Offered Rate RB Revenue Bonds	TBA To-be-announced USD US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	75

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
RASC Trust, Series 2003-KS5, Class AIIB, 0.76%, 7/25/33 (a)	USD	121	$98,734
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		66	66,235
Series 2012-1, Class B, 2.72%, 5/16/16		110	111,712
Series 2012-1, Class C, 3.78%, 11/15/17		145	148,255
Series 2012-2, Class C, 3.20%, 2/15/18		245	251,981
Series 2012-3, Class B, 1.94%, 12/15/16		405	409,498
Series 2012-3, Class C, 3.01%, 4/16/18		560	574,809
Series 2012-4, Class C, 2.94%, 12/15/17		140	142,750
Series 2012-5, Class B, 1.56%, 8/15/18		225	226,904
Series 2012-5, Class C, 2.70%, 8/15/18		105	105,661
Series 2012-6, Class B, 1.33%, 5/15/17		170	170,276
Series 2012-6, Class C, 1.94%, 3/15/18		120	119,132
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)		420	418,960
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		800	782,871
Series 2013-2, Class B, 1.33%, 3/15/18		400	396,161
Series 2013-3, Class B, 1.19%, 5/15/18		360	355,417
Series 2013-4, Class C, 3.25%, 1/15/20		170	172,648
Series 2013-4, Class E, 4.67%, 1/15/20 (b)		515	514,758
Series 2013-A, Class A2, 0.80%, 10/17/16 (b)		115	114,885
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		250	249,850
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		95	95,047
Series 2013-A, Class D, 3.78%, 10/15/19 (b)		65	65,091
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.46%, 4/25/35 (a)		69	66,507
Scholar Funding Trust, Series 2011-A, Class A, 1.16%, 10/28/43 (a)(b)		209	208,260
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.44%, 7/15/36 (a)		425	412,978
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A2, 0.45%, 6/15/21 (a)		339	333,461
Series 2004-B, Class B, 0.72%, 9/15/33 (a)		27	23,291
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		100	104,929
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		260	283,809
Series 2012-A, Class A1, 1.58%, 8/15/25 (a)(b)		110	111,127
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		385	401,991
Series 2012-C, Class A1, 1.28%, 8/15/23 (a)(b)		227	227,554
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		525	545,037
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		610	628,205
Series 2012-E, Class A1, 0.93%, 10/16/23 (a)(b)		213	212,988
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		165	161,275
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		220	212,673
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.54%, 12/15/25 (a)(b)		355	354,430

Asset-Backed Securities	Par (000)		Value
Series 2008-5, Class A4, 1.97%, 7/25/23 (a)	USD	335	$350,103
Series 2013-C, Class A1, 1.03%, 2/15/22 (a)(b)		365	365,000
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		265	267,732
SpringCastle America Funding LLC, Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		726	719,237
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.48%, 1/25/35 (a)		332	292,383
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.75%, 7/17/24 (a)(b)		640	640,256
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		430	427,050
Series 2012-D, Class A, 2.15%, 4/17/23		535	521,722
Total Asset-Backed Securities — 19.6%			27,998,719

Corporate Bonds
Automobiles — 0.1%
General Motors Co.:
4.88%, 10/02/23 (b)		90	87,975
6.25%, 10/02/43 (b)		55	54,175

			142,150
Beverages — 0.1%
PepsiCo, Inc., 3.60%, 8/13/42		225	186,981
Capital Markets — 0.5%
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22		144	159,645
3.63%, 1/22/23		390	372,941
Morgan Stanley, 3.80%, 4/29/16		115	121,040

			653,626
Chemicals — 0.7%
LYB International Finance BV:
4.00%, 7/15/23		81	80,302
5.25%, 7/15/43		2	1,967
LyondellBasell Industries NV, 5.00%, 4/15/19		805	886,101

			968,370
Commercial Banks — 0.7%
ABN AMRO Bank NV, 6.38%, 4/27/21	EUR	100	150,598
Commerzbank AG, 6.38%, 3/22/19		100	142,776
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)	USD	700	718,900

			1,012,274
Construction & Engineering — 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b)		200	205,000
Containers & Packaging — 0.1%
Rock Tenn Co., 4.00%, 3/01/23		74	71,697
Diversified Financial Services — 1.9%
Bank of America Corp.:
3.30%, 1/11/23		625	585,475
4.10%, 7/24/23		548	544,594
BP Capital Markets PLC, 2.75%, 5/10/23		225	205,500
Citigroup, Inc.:
4.45%, 1/10/17		100	108,277
3.38%, 3/01/23		155	147,493
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		395	432,743

76	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
3.25%, 9/23/22	USD	132	$124,528
3.20%, 1/25/23		180	168,393
Novus USA Trust, Series 2013-1, 1.56%, 2/28/14 (a)(b)		320	319,520

			2,636,523
Diversified Telecommunication Services — 2.4%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		204	218,280
Level 3 Financing, Inc., 8.13%, 7/01/19		207	221,490
Verizon Communications, Inc.:
3.65%, 9/14/18		770	811,344
2.45%, 11/01/22		130	115,269
5.15%, 9/15/23		558	598,057
3.85%, 11/01/42		866	683,837
6.55%, 9/15/43		667	753,001

			3,401,278
Electric Utilities — 0.8%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		54	69,268
5.95%, 12/15/36		100	102,122
Duke Energy Carolinas LLC, 4.25%, 12/15/41		175	164,790
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		240	252,900
Georgia Power Co., 3.00%, 4/15/16		205	213,793
Jersey Central Power & Light Co., 7.35%, 2/01/19		120	143,951
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)		125	129,077

			1,075,901
Energy Equipment & Services — 1.1%
Transocean, Inc.:
5.05%, 12/15/16		265	290,410
2.50%, 10/15/17		430	431,154
6.00%, 3/15/18		556	626,482
6.50%, 11/15/20		175	195,343

			1,543,389
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 4.00%, 4/11/43		141	125,700
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 2.65%, 10/01/18		53	53,023
Edwards Lifesciences Corp., 2.88%, 10/15/18		255	253,996

			307,019
Health Care Providers & Services — 1.0%
Coventry Health Care, Inc., 5.45%, 6/15/21		194	215,496
HCA, Inc., 7.25%, 9/15/20		495	538,313
Tenet Healthcare Corp., 6.25%, 11/01/18		220	234,850
UnitedHealth Group, Inc., 3.38%, 11/15/21		75	74,775
WellPoint, Inc.:
1.88%, 1/15/18		215	213,116
2.30%, 7/15/18		14	14,006
Series A, 3.70%, 8/15/21		122	122,505

			1,413,061
Hotels, Restaurants & Leisure — 0.2%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20 (b)		150	150,000
11.00%, 10/01/21 (b)		166	166,000

			316,000

Corporate Bonds	Par (000)		Value
Household Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19	USD	220	$242,000
6.88%, 2/15/21		260	277,550

			519,550
Insurance — 2.0%
American International Group, Inc.:
3.80%, 3/22/17		380	404,134
5.45%, 5/18/17		185	206,796
3.38%, 8/15/20		265	265,161
4.88%, 6/01/22		239	256,390
4.13%, 2/15/24		152	152,105
AXA SA, 5.25%, 4/16/40 (a)	EUR	200	284,749
Manulife Financial Corp., 3.40%, 9/17/15	USD	220	229,219
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	200	308,926
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	272	291,842
5.38%, 6/21/20		200	225,614
4.50%, 11/15/20		270	290,087

			2,915,023
IT Services — 0.2%
International Business Machines Corp., 3.38%, 8/01/23		340	335,443
Life Sciences Tools & Services — 0.1%
Life Technologies Corp., 6.00%, 3/01/20		130	146,391
Media — 2.1%
CBS Corp.:
4.63%, 5/15/18		80	87,588
8.88%, 5/15/19		175	223,710
5.75%, 4/15/20		65	72,601
Comcast Corp.:
5.88%, 2/15/18		420	490,022
4.65%, 7/15/42		510	484,976
COX Communications, Inc.:
2.95%, 6/30/23 (b)		158	136,377
8.38%, 3/01/39 (b)		310	367,710
4.70%, 12/15/42 (b)		101	81,798
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		155	144,669
NBCUniversal Media LLC:
5.15%, 4/30/20		543	615,742
4.38%, 4/01/21		70	75,359
4.45%, 1/15/43		154	142,330

			2,922,882
Metals & Mining — 0.5%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23		221	222,694
5.00%, 9/30/43		88	89,627
Novelis, Inc., 8.75%, 12/15/20		310	340,225

			652,546
Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16		295	301,015
Oil, Gas & Consumable Fuels — 3.4%
Apache Corp., 4.25%, 1/15/44		100	87,483
CONSOL Energy, Inc., 8.25%, 4/01/20		31	33,247
Energy Transfer Partners LP:
4.15%, 10/01/20		265	272,344
3.60%, 2/01/23		385	358,622
Enterprise Products Operating LLC, 4.45%, 2/15/43		110	97,312

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	77

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Laredo Petroleum, Inc., 7.38%, 5/01/22	USD	150	$159,000
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (b)		183	172,477
MEG Energy Corp., 6.50%, 3/15/21 (b)		521	524,907
Murphy Oil Corp.:
2.50%, 12/01/17		256	254,096
4.00%, 6/01/22		58	55,465
3.70%, 12/01/22		136	126,761
Noble Energy, Inc.:
8.25%, 3/01/19		120	149,955
4.15%, 12/15/21		120	124,929
6.00%, 3/01/41		140	157,546
Noble Holding International Ltd.:
3.95%, 3/15/22		50	48,229
5.25%, 3/15/42		200	182,124
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (b)		200	183,500
Peabody Energy Corp.:
6.00%, 11/15/18		25	24,937
6.25%, 11/15/21		145	140,650
Range Resources Corp., 5.75%, 6/01/21		50	52,500
Shell International Finance BV, 4.55%, 8/12/43		231	227,576
Sibur Securities Ltd., 3.91%, 1/31/18 (b)		200	190,000
Total Capital International SA, 3.70%, 1/15/24		465	467,083
Western Gas Partners LP:
5.38%, 6/01/21		231	247,045
4.00%, 7/01/22		133	129,078
The Williams Cos., Inc.:
7.88%, 9/01/21		91	108,525
3.70%, 1/15/23		370	334,161

			4,909,552
Paper & Forest Products — 0.5%
International Paper Co., 4.75%, 2/15/22		677	712,987
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		90	89,329
Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		58	55,278
Vornado Realty LP, 5.00%, 1/15/22		115	120,575

			175,853
Real Estate Management & Development — 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (b)(c)		189	206,483
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23		263	247,478
Software — 0.2%
First Data Corp., 7.38%, 6/15/19 (b)		105	110,513
Oracle Corp.:
2.50%, 10/15/22		225	207,417
3.63%, 7/15/23		12	11,968

			329,898
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (b)		190	204,464
Thrifts & Mortgage Finance — 0.5%
Radian Group, Inc., 5.38%, 6/15/15		750	765,000
Trading Companies & Distributors — 0.3%
United Rentals North America, Inc., 7.63%, 4/15/22		360	391,500
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.38%, 9/08/16		385	391,468

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	USD	175	$157,803
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		383	433,197
MetroPCS Wireless, Inc., 7.88%, 9/01/18		11	11,894
SBA Tower Trust, 5.10%, 4/15/42 (b)		33	35,622
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		390	457,275
Sprint Corp., 7.88%, 9/15/23 (b)		135	137,700

			1,624,959
Total Corporate Bonds — 22.1%			31,509,322

Floating Rate Loan Interests — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Motel 6, Loan, 10.00%, 10/15/17 (b)		299	308,225

Foreign Agency Obligations
Caixa Economica Federal, 2.38%, 11/06/17 (b)		150	140,250
Nexen, Inc.:
5.88%, 3/10/35		10	10,351
7.50%, 7/30/39		145	177,956
Petrobras International Finance Co., 3.88%, 1/27/16		700	722,252
Sberbank of Russia Via SB Capital SA, 6.13%, 2/07/22		200	209,500
Total Foreign Agency Obligations — 0.9%			1,260,309

Foreign Government Obligations
Brazil — 0.1%
Federative Republic of Brazil, 7.13%, 1/20/37		100	117,500
Mexico — 0.4%
United Mexican States, 4.00%, 10/02/23		550	546,563
Russia — 0.2%
Russian Federation, 7.50%, 3/31/30 (d)		290	341,258
South Africa — 0.1%
Republic of South Africa, 5.50%, 3/09/20		180	193,275
Total Foreign Government Obligations — 0.8%			1,198,596

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.9%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,107	853,989
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.38%, 4/25/46 (a)		279	208,501
Series 2006-OA5, Class 3A1, 0.38%, 4/25/46 (a)		440	342,084
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		580	577,718
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.33%, 12/25/36 (a)		250	195,997

78	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (a)	USD	187	$164,642
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.98%, 11/25/34 (a)		181	167,329
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.40%, 2/25/46 (a)		343	148,727

			2,658,987
Commercial Mortgage-Backed Securities — 11.5%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		328	331,470
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		25	26,127
Series 2007-3, Class A1A, 5.86%, 6/10/49 (a)		370	405,352
Series 2007-3, Class A4, 5.86%, 6/10/49 (a)		630	701,269
Series 2007-3, Class AM, 5.86%, 6/10/49 (a)		200	221,004
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.48%, 11/15/15 (a)(b)		892	893,796
Banc of America Re-REMIC Trust, Series 2010-UB4, Class A4A, 5.01%, 12/20/41 (a)(b)		363	376,090
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		70	75,012
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		320	352,034
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		220	243,097
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (a)		224	250,300
Series 2007-PW17, Class A3, 5.74%, 6/11/50		298	306,879
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (a)		25	28,294
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		225	246,633
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		110	119,325
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		180	168,253
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		230	221,389
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.45%, 4/15/22 (a)(b)		290	276,358
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)		520	575,736
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.18%, 3/15/18 (a)(b)		180	180,792
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)		165	184,800
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)		595	594,888
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		166	165,429
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		180	175,904

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG9, Class AM, 5.48%, 3/10/39	USD	45	$47,414
Series 2007-GG9, Class AMFX, 5.48%, 3/10/39		25	26,142
Series 2007-GG11, Class A4, 5.74%, 12/10/49		100	112,320
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		130	141,506
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		360	316,696
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class C, 3.63%, 6/05/31 (b)		100	99,905
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		150	143,408
Series 2006-GG8, Class AM, 5.59%, 11/10/39		70	75,844
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (a)		240	259,333
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		60	64,204
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (a)		459	507,645
Series 2007-CB18, Class A3, 5.45%, 6/12/47		126	127,988
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (a)		420	475,546
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		330	366,443
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		171	184,383
Series 2013-C10, Class C, 4.30%, 12/15/47 (a)		90	83,759
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 6.08%, 7/15/44 (a)		155	172,481
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		251	280,525
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (a)		195	204,803
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (a)		264	269,431
Series 2007-HQ12, Class AM, 5.76%, 4/12/49 (a)		315	334,433
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		459	506,096
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		120	128,499
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		171	187,789
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (a)		440	471,980
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		70	70,755
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 0.06%, 7/17/56 (b)(e)		276	269,208
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		131	131,293
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		157	155,370

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	79

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)	USD	120	$115,763
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		239	240,692
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		130	128,717
Queens Center Mortgage Trust,
Series 2013-QCA, Class D, 3.47%, 1/11/37 (a)(b)		470	390,531
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 2/16/51 (a)(b)		760	825,344
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (b)		20	20,355
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		375	369,537
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A4, 6.12%, 2/15/51 (a)		630	696,206
Series 2007-C33, Class AJ, 6.12%, 2/15/51 (a)		170	163,305
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		219	218,159

			16,504,039
Interest Only Commercial Mortgage-Backed Securities — 1.6%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		3,475	201,585
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.31%, 9/10/46 (a)		1,260	96,390
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.42%, 5/15/45 (a)		1,243	155,512
Series 2013-CR10, Class XA, 1.22%, 8/10/46 (a)		5,265	326,497
Series 2013-LC6, Class XA, 1.95%, 1/10/46 (a)		2,855	285,825
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.92%, 2/10/46 (a)		2,696	297,339
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		1,410	76,614
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class XA, 2.20%, 6/15/45 (a)		1,049	108,102
Series 2013-LC11, Class XA, 1.73%, 4/15/46 (a)		1,098	109,881
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.89%, 2/15/46 (a)		956	98,334
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.86%, 3/15/45 (a)(b)		1,998	256,573
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.98%, 12/15/45 (a)(b)		1,721	193,229
Series 2013-C15, Class XA, 0.87%, 8/15/46 (a)		1,769	77,846

			2,283,727
Total Non-Agency Mortgage-Backed Securities — 15.0%			21,446,753

Other Interests (f)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (g)(h)		185	—

Other Interests (f)		Beneficial Interest (000)	Value
Capital Markets (concluded)
Lehman Brothers Holdings, Inc. (g)(h)	USD	1,025	$—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)	Value
Capital Markets — 0.0%
State Street Capital Trust IV, 1.25%, 6/01/77 (a)		30	23,400
Commercial Banks — 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		245	243,775
Diversified Financial Services — 0.1%
JPMorgan Chase & Co., 5.15%, 12/29/49 (a)(i)		119	104,125
Insurance — 0.4%
American International Group, Inc., 8.18%, 5/15/68 (a)		125	146,313
Prudential Financial, Inc., 5.88%, 9/15/42 (a)		128	125,440
XL Group PLC, 6.50%, 12/29/49 (a)(i)		335	320,762

			592,515
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25%, 12/19/49 (b)(i)		200	198,000
Total Capital Trusts — 0.8%			1,161,815

Preferred Stocks		Shares	Value
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series S, 8.25%		10,000	58,400
Freddie Mac, Series Z, 8.38%		10,000	58,500

			116,900
Total Preferred Stocks — 0.1%			116,900

Trust Preferreds		Shares	Value
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40		13,971	383,783
Total Preferred Securities — 1.2%			1,662,498

Taxable Municipal Bonds		Par (000)	Value
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	200	212,300
5.50%, 6/15/43		240	256,752
Total Taxable Municipal Bonds — 0.3%			469,052

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.3%
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.78%, 10/25/45 (b)		160	143,918

80	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013.

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations (concluded)
Series 2012-K706, Class C, 4.16%, 11/25/44(a)(b)	USD	35	$33,439
Series 2012-K711, Class B, 3.68%, 8/25/45(a)(b)		185	178,287
Series 2013-K713, Class B, 3.27%, 4/25/20(a)(b)		25	22,870

			378,514
Commercial Mortgage-Backed Securities — 0.6%
Freddie Mac:
Series K027, Class A2, 2.64%, 1/25/23		325	309,154
Series K031, Class A2, 3.30%, 4/25/23(a)		515	514,019

			823,173
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-52, Class EI, 4.00%, 3/25/43		188	23,292
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2013-M5, Class X2, 2.53%, 1/25/21		596	80,788
Freddie Mac:
Series K019, Class X1, 1.88%, 3/25/22(a)		510	57,138
Series K021, Class X1, 1.65%, 6/25/22(a)		787	78,564
Series K707, Class X1, 1.69%, 1/25/47(a)		1,106	75,755
Series K710, Class X1, 1.91%, 5/25/19(a)		846	70,473
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53(a)		1,141	84,912

			447,630
Mortgage-Backed Securities — 43.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28(j)		3,400	3,416,336
2.97%, 3/01/41(a)		77	80,587
3.00%, 10/01/28-10/01/43(j)		5,294	5,245,114
3.15%, 3/01/41(a)		131	135,894
3.23%, 12/01/40(a)		198	207,660
3.35%, 6/01/41(a)		170	177,552
3.50%, 9/01/41(a)		187	195,755
3.50%, 7/01/28-10/01/43(j)		3,171	3,258,785
4.00%, 2/01/25-9/01/43		3,987	4,200,209
4.50%, 2/01/25-10/01/43(j)		6,519	6,955,996
4.75%, 8/01/38(a)		259	275,105
5.00%, 7/01/33-10/01/43(j)		3,778	4,103,476
5.50%, 2/01/35-10/01/43(j)		2,076	2,266,513
6.00%, 2/01/17-10/01/43(j)		2,701	2,960,087
6.50%, 5/01/40		782	863,942
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/28(j)		800	804,625
3.00%, 10/01/28-10/01/43(j)		1,495	1,479,447
3.03%, 2/01/41(a)		188	196,427
3.50%, 10/01/43(j)		5,000	5,075,000
4.00%, 10/01/43(j)		2,200	2,296,344
4.50%, 10/01/41-10/01/43(j)		1,824	1,939,905
4.87%, 4/01/38(a)		267	280,976
5.00%, 10/01/43(j)		2,200	2,369,946
5.50%, 10/01/43(j)		500	541,719
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/43(j)		1,500	1,482,422
3.50%, 12/15/42-10/15/43(j)		2,698	2,783,647
4.00%, 11/20/40-10/15/43(j)		2,275	2,411,850
4.50%, 5/20/41-10/15/43(j)		4,000	4,324,106
5.00%, 12/15/38-10/15/43(j)		1,614	1,755,581

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
5.50%, 10/15/43 (j)	USD	500	$547,422

			62,632,428
Total U.S. Government Sponsored Agency Securities — 45.0%			64,305,037

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.75%, 8/15/42 (c)		365	302,551
3.63%, 8/15/43		15,330	15,152,755
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (c)		646	552,981
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23 (c)		1,989	1,934,514
0.38%, 7/15/23		3,804	3,784,636
U.S. Treasury Notes:
0.38%, 8/31/15 (c)		1,615	1,616,893
0.25%, 9/30/15		245	244,636
0.88%, 9/15/16 (c)		5,085	5,122,344
1.50%, 8/31/18 (c)		465	468,088
1.38%, 9/30/18 (c)		465	464,673
1.00%, 11/30/19 (c)		4,263	4,066,169
2.13%, 8/31/20		2,025	2,042,877
1.63%, 11/15/22 (c)		1,993	1,845,237
2.50%, 8/15/23 (c)		3,658	3,621,047
Total U.S. Treasury Obligations — 28.8%			41,219,401
Total Long-Term Investments (Cost — $190,751,031) — 133.9%			$191,377,912

Short-Term Securities
Borrowed Bond Agreements — 0.2%
Credit Suisse Securities (USA) LLC, 0.05% (Purchased on 9/17/13 to be repurchased at $357,562, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 435,000 and $360,030,respectively)		352	352,350
Total Short-Term Securities (Cost — $352,350) — 0.2%			352,350
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $191,103,381*) — 134.1%			191,730,262

Borrowed Bonds
U.S. Treasury Obligations — (0.2)%
U.S. Treasury Bonds, 2.75%, 11/15/42		435	(360,030)
Total Borrowed Bonds
(Proceeds — $416,388) — (0.2)%			(360,030)

TBA Sale Commitments (j)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28		700	(704,157)
4.00%, 10/01/28-10/01/43		1,500	(1,585,391)
3.50%, 10/01/43		2,200	(2,239,531)
4.50%, 10/01/43		2,400	(2,563,125)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	81

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

TBA Sale Commitments (j)		Par (000)	Value
5.00%, 10/01/43	USD	2,500	$(2,710,937)
5.50%, 10/01/43		1,000	(1,089,140)
6.00%, 10/01/43		1,200	(1,312,500)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/01/43		800	(836,000)
4.50%, 10/01/43		300	(319,313)
5.00%, 10/01/43		1,100	(1,185,723)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/43		200	(205,594)
4.00%, 10/15/43		700	(738,281)

TBA Sale Commitments (j)		Par (000)	Value
4.50%, 10/15/43	USD	1,800	$(1,940,062)
Total TBA Sale Commitments (Proceeds — $17,222,316) — (12.2)%			(17,429,754)
Total Investments Net of Borrowed Bonds and TBA Sale Commitments — 121.7%			173,940,478
Liabilities in Excess of Other Assets — (21.7)%			(31,002,254)

Net Assets — 100.0%			$142,938,224

Notes to Schedule of Investments

* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$191,129,975

Gross unrealized appreciation	$3,645,055
Gross unrealized depreciation	(3,044,768)

Net unrealized appreciation	$600,287

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(201,188)	$16
Citigroup Global Markets, Inc.	—	$3,281
Credit Suisse Securities (USA) LLC	$4,274,797	$72,340
Deutsche Bank Securities, Inc.	$3,211,714	$41,489
Goldman Sachs & Co.	$7,715,422	$244,851
J.P. Morgan Securities LLC	$(1,725,898)	$(85,461)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(525,953)	$(11,188)
Morgan Stanley & Co. LLC	$2,475,750	$76,500
Nomura Securities International, Inc.	—	$(4,156)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	(0.63)%	10/24/12	Open	$174,589	$173,544
BNP Paribas Securities Corp.	0.08%	3/14/13	Open	1,933,210	1,934,074
BNP Paribas Securities Corp.	0.09%	5/10/13	Open	1,672,050	1,672,652
Credit Suisse Securities (USA) LLC	0.02%	9/17/13	Open	4,012,549	4,012,578
Credit Suisse Securities (USA) LLC	0.08%	9/17/13	Open	522,656	522,671
Credit Suisse Securities (USA) LLC	0.08%	9/17/13	Open	292,912	292,920
BNP Paribas Securities Corp.	0.10%	9/30/13	10/01/13	1,617,019	1,617,023
Credit Suisse Securities (USA) LLC	0.05%	9/30/13	10/01/13	3,267,649	3,267,654
Deutsche Bank Securities, Inc.	0.06%	9/30/13	10/01/13	5,123,137	5,123,146

82	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows: (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.03)%	9/30/13	10/01/13	$715,325	$715,324
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	9/30/13	10/01/13	465,000	465,001
Total				$19,796,096	$19,796,587

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
40	U.S. Treasury Bonds (30 Year)	Chicago Board Options	December 2013	USD	5,335,000	$63,908
368	U.S. Treasury Notes (2 Year)	Chicago Board Options	December 2013	USD	81,057,751	133,016
48	U.S. Treasury Notes (5 Year)	Chicago Board Options	December 2013	USD	5,810,250	27,866
2	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	497,450	1,196
20	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	4,969,000	12,559
22	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	5,457,925	2,118
(135)	U.S. Treasury Notes (10 Year)	Chicago Board Options	December 2013	USD	(17,062,734)	(294,681)
(80)	U.S. Ultra Treasury Bonds	Chicago Board Options	December 2013	USD	(11,367,500)	(155,892)
Total						$(209,910)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	405,513	EUR	300,048	Barclays Bank PLC	10/24/13	$(430)

•	Centrally cleared credit default swaps - buy protection outstanding as of September 30, 2013 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	1,530	$(32,603)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.50%[1]	3-month LIBOR	Chicago Mercantile	N/A		8/02/15	USD	36,660	$(62,439)
0.48%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/23/15	USD	36,515	(18,472)
1.17%[1]	3-month LIBOR	Chicago Mercantile	3/02/15	[2]	3/02/16	USD	3,630	(10,571)
1.24%[1]	3-month LIBOR	Chicago Mercantile	3/03/15	[2]	3/03/16	USD	14,520	(53,034)
3.94%[3]	3-month LIBOR	Chicago Mercantile	8/29/18	[2]	8/29/19	USD	3,630	8,799
4.02%[3]	3-month LIBOR	Chicago Mercantile	9/04/18	[2]	9/04/19	USD	14,520	44,860
3.72%[3]	3-month LIBOR	Chicago Mercantile	N/A		9/03/43	USD	3,000	27,439
Total								$(63,418)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	Over-the-counter credit default swaps - buy protection outstanding as of September 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date		Notional Amount (000)	Market Value	Premiums Paid	Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	750	$(42,627)	$14,983	$(57,610)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	83

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

•	Over-the-counter credit default swaps — sold protection outstanding as of September 30, 2013 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	275	$(16,175)	$(38,922)	$22,747
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	1,670	(162,018)	(164,246)	2,228
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,670	(162,017)	(166,323)	4,306
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	95	(10,128)	(14,086)	3,958
Total							$(350,338)	$(383,577)	$33,239

[1]	Using Standard & Poor’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	13,000	$(34,520)	—	$(34,520)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	10,856	—	10,856
3.30%[1]	3-month LIBOR	Morgan Stanley Capital Services LLC	5/06/21	USD	700	(58,397)	—	(58,397)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	470	(37,555)	—	(37,555)
1.75%[2]	3-month LIBOR	Citibank N.A.	12/14/22	USD	200	(13,980)	—	(13,980)
2.16%[1]	3-month LIBOR	Bank of America N.A.	5/28/23	USD	200	8,327	—	8,327
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	200	5,663	—	5,663
3.04%[1]	3-month LIBOR	Bank of America N.A.	5/24/43	USD	2,525	263,609	—	263,609
3.05%[1]	3-month LIBOR	Deutsche Bank AG	5/24/43	USD	1,175	121,083	—	121,083
Total						$265,086	—	$265,086

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

84	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$20,641,412	$7,357,307	$27,998,719
Corporate Bonds	—	31,189,802	319,520	31,509,322
Floating Rate Loan Interests	—	—	308,225	308,225
Foreign Agency Obligations	—	1,260,309	—	1,260,309
Foreign Government Obligations	—	1,198,596	—	1,198,596
Non-Agency Mortgage-Backed Securities	—	20,168,174	1,278,579	21,446,753
Preferred Securities	$500,683	1,161,815	—	1,662,498
Taxable Municipal Bonds	—	469,052	—	469,052
U.S. Government Sponsored Agency Securities	—	64,305,037	—	64,305,037
U.S. Treasury Obligations	—	41,219,401	—	41,219,401
Short-Term Securities	—	352,350	—	352,350
Liabilities:
Investments:
Borrowed Bonds	—	(360,030)	—	(360,030)
TBA Sale Commitments	—	(17,429,754)	—	(17,429,754)
Total	$500,683	$164,176,164	$9,263,631	$173,940,478

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$33,239	—	$33,239
Interest rate contracts	$240,663	490,636	—	731,299
Liabilities:
Credit contracts	—	(90,213)	—	(90,213)
Foreign currency exchange contracts	—	(430)	—	(430)
Interest rate contracts	(450,573)	(288,968)	—	(739,541)
Total	$(209,910)	$144,264	—	$(65,646)

1	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,779,123	—	—	$1,779,123
Foreign currency at value	16,264	—	—	16,264
Cash pledged for financial futures contracts	338,000	—	—	338,000
Cash pledged as collateral for over-the-counter derivatives	330,000	—	—	330,000
Cash pledged as collateral for reverse repurchase agreements	190,000	—	—	190,000
Liabilities:
Reverse repurchase agreements	—	$(19,796,587)	—	(19,796,587)
Cash received as collateral for over-the-counter derivatives	—	(800,000)	—	(800,000)
Total	$2,653,387	$(20,596,587)	—	$(17,943,200)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	85

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2012	$4,976,767	$910,270	$300,000	$1,913,769	—	$292,650	$8,393,456
Transfers into Level 3	640,000	—	—	414,489	—	—	1,054,489
Transfers out of Level 3[2]	(1,219,802)	—	—	(1,051,181)	—	(292,650)	(2,563,633)
Accrued discounts/premiums	1,349	(37)	—	(7,940)	—	—	(6,628)
Net realized gain (loss)	12,954	(138)	—	5,055	—	—	17,871
Net change in unrealized appreciation/depreciation[3]	(18,466)	(2,575)	8,977	(3,307)	$(12)	—	(15,383)
Purchases	4,888,947	320,000	—	320,741	12	—	5,529,700
Sales	(1,924,442)	(908,000)	(752)	(313,047)	—	—	(3,146,241)
Closing Balance, as of September 30, 2013	$7,357,307	$319,520	$308,225	$1,278,579	—	—	$9,263,631

[2]

As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,563,633 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(12,239).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

86	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T1, Class A1, 0.90%, 1/15/44 (a)	$1,777	$1,775,934
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)(b)	342	340,837
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)	761	762,125
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (a)	2,400	2,397,600
Total Asset-Backed Securities — 4.8%		5,276,496

Corporate Bonds	Par (000)	Value
Commercial Banks — 8.0%
Bank of Scotland PLC, 5.25%, 2/21/17 (a)	200	223,411
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (a)	500	520,850
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)	2,400	2,511,360
The Toronto-Dominion Bank:
2.20%, 7/29/15 (a)	2,900	2,987,290
1.63%, 9/14/16 (a)	2,390	2,436,605

		8,679,516
Diversified Financial Services — 0.2%
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (a)	200	226,908
Thrifts & Mortgage Finance — 0.6%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)	700	720,968
Total Corporate Bonds — 8.8%		9,627,392

Foreign Agency Obligations — 1.6%	Par (000)	Value
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)	1,690	1,728,532

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 2.2%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 2.08%, 12/10/45 (b)	6,863	754,305
Series 2013-CR7, Class XA, 1.76%, 3/10/46 (b)	3,890	360,451
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.73%, 4/15/46 (b)	4,491	449,513

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.98%, 12/15/45 (a)(b)	$7,099	$797,240
Total Non-Agency Mortgage-Backed Securities — 2.2%		2,361,509

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 7.7%
Fannie Mae:
0.65%, 3/28/16	2,550	2,546,471
1.63%, 10/26/15	3,880	3,974,889
Federal Home Loan Bank, 1.95%, 7/24/18	1,820	1,838,935

		8,360,295
Commercial Mortgage-Backed Securities — 2.2%
Freddie Mac, Series K032, Class A2, 3.31%, 5/25/23 (b)	2,400	2,393,280
Interest Only Commercial Mortgage-Backed Securities — 2.5%
Freddie Mac:
Series K023, Class X1, 1.44%, 8/25/22 (b)	18,118	1,616,783
Series K024, Class X1, 1.02%, 9/25/22 (b)	2,982	183,603
Series K025, Class X1, 1.03%, 10/25/22 (b)	3,892	244,849
Series K027, Class X1, 0.96%, 1/25/23 (b)	3,107	184,069
Series K030, Class X1, 0.34%, 4/25/23 (b)	16,626	293,987
Series K712, Class X1, 1.51%, 11/25/19 (b)	3,491	237,694
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)	11,045	44
Series 2003-109, Class IO, 0.00%, 11/16/43 (b)	6,077	1,337
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)	4,758	48
Series 2004-9, Class IO, 0.28%, 3/16/34 (b)	5,585	20,502

		2,782,916
Mortgage-Backed Securities — 103.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28 (c)	7,600	7,636,516
2.97%, 3/01/41 (b)	116	120,881
3.00%, 10/01/28-10/01/43 (c)	11,254	11,209,184
3.15%, 3/01/41 (b)	162	168,168
3.23%, 12/01/40 (b)	208	218,364

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	LIBOR London Interbank Offered Rate TBA To-be-announced	USD US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	87

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
3.35%, 6/01/41 (b)	$170	$177,552
3.50%, 9/01/41 (b)	187	195,755
3.50%, 7/01/28-10/01/43 (c)	12,070	12,325,885
4.00%, 2/01/25-10/01/43 (c)	10,795	11,343,731
4.50%, 2/01/25-10/01/43 (c)	7,569	8,088,897
5.00%, 10/01/28-10/01/43 (c)	6,915	7,453,351
5.50%, 11/01/21-10/01/43 (c)	1,366	1,484,206
6.00%, 4/01/35-10/01/43 (c)	2,235	2,453,328
6.50%, 5/01/40	1,954	2,160,079
Freddie Mac Mortgage-Backed Securities:
3.00%, 3/01/43-10/01/43 (c)	5,795	5,639,696
3.03%, 2/01/41 (b)	235	245,533
3.50%, 10/01/43 (c)	2,900	2,943,500
4.00%, 10/01/43 (c)	3,300	3,445,062
4.50%, 10/01/41-10/01/43 (c)	1,650	1,754,589
5.00%, 10/01/43 (c)	5,600	6,036,156
5.50%, 10/01/43 (c)	800	866,750
8.00%, 12/01/29-7/01/30	88	106,786
Ginnie Mae Mortgage-Backed Securities:
2.90%, 12/15/41	296	275,516
3.00%, 6/15/42-10/15/43 (c)	732	723,039
3.25%, 9/15/42	153	151,049
3.50%, 9/15/42-10/15/43 (c)	6,436	6,629,007
3.75%, 9/15/42	211	217,752
3.99%, 11/15/40	104	106,607
4.00%, 11/20/40-10/15/43 (c)	4,149	4,400,985
4.25%, 8/15/41	161	171,704
4.50%, 5/20/41-10/15/43 (c)	8,505	9,195,889
5.00%, 12/15/38-10/15/43 (c)	2,900	3,152,104
5.50%, 1/15/34	1,745	1,932,349

		113,029,970
Total U.S. Government Sponsored Agency Securities — 116.2%		126,566,461

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.63%, 8/15/43	4,810	4,754,387
U.S. Treasury Inflation Indexed Notes, 0.38%, 7/15/23	2,886	2,870,931
U.S. Treasury Notes:
0.25%, 11/30/14	3,811	3,815,318
0.38%, 8/31/15 (d)	5,765	5,771,757
1.50%, 8/31/18 (d)	8,585	8,642,013
1.38%, 9/30/18 (d)	8,515	8,509,014
1.00%, 11/30/19	1,223	1,166,532
1.25%, 2/29/20	6,300	6,063,750
2.13%, 8/31/20	1,715	1,730,140
1.63%, 11/15/22	1,684	1,559,147
2.50%, 8/15/23 (d)	4,140	4,097,954
Total U.S. Treasury Obligations — 45.0%		48,980,943

U.S. Government Sponsored Agency Securities	Par (000)	Value
U.S. Treasury Obligations
		Value
Total Long-Term Investments (Cost — $194,148,111) — 178.6%		$194,541,333

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	4,789,438	4,789,438
Total Short-Term Securities (Cost — $4,789,438) — 4.4%		4,789,438

Options Purchased
(Cost — $291,600) — 0.2%		179,656
Total Investments Before TBA Sale Commitments and Options Written (Cost — $199,229,149*) — 183.2%		199,510,427

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28	$1,600	(1,609,000)
3.00%, 10/01/28	3,000	(3,105,938)
3.50%, 10/01/43	8,000	(8,143,750)
4.00%, 10/01/43	2,300	(2,412,484)
4.50%, 10/01/43	7,000	(7,475,782)
5.00%, 10/01/43	2,900	(3,144,688)
5.50%, 10/01/43	600	(653,531)
6.00%, 10/01/43	800	(875,000)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/01/43	1,100	(1,149,672)
4.50%, 10/01/43	100	(106,438)
5.00%, 10/01/43	5,400	(5,820,820)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/43	100	(98,578)
3.50%, 10/15/43	6,200	(6,373,407)
4.00%, 10/15/43	400	(421,875)
4.50%, 10/15/43	8,100	(8,723,281)
5.50%, 10/15/43	1,700	(1,861,234)
Total TBA Sale Commitments (Proceeds — $51,285,391) — (47.7)%		(51,975,478)

Options Written
(Premiums Received — $ 320,740) — (0.2)%		(182,143)
Total Investments Net of TBA Sale Commitments and Options Written — 135.3%		147,352,806
Liabilities in Excess of Other Assets — (35.3)%		(38,453,683)

Net Assets — 100.0%		$108,899,123

Notes to Schedule of Investments

* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$199,245,485

Gross unrealized appreciation	$2,346,440
Gross unrealized depreciation	(2,081,498)

Net unrealized appreciation	$264,942

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

88	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(402,250)	$156
Citigroup Global Markets, Inc.	$(1,592,719)	$18,426
Credit Suisse Securities (USA) LLC	$4,335,610	$96,938
Deutsche Bank Securities, Inc.	$5,724,980	$115,879
Goldman Sachs & Co.	$6,507,422	$173,762
J.P. Morgan Securities LLC	$2,234,664	$(21,286)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(4,809,282)	$(119,321)
Morgan Stanley & Co. LLC	$3,406,656	$20,297
Nomura Securities International, Inc.	—	$(4,922)

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,048,864	2,740,574	4,789,438	$3,087

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.10%	9/30/13	10/01/13	$5,772,206	$5,772,239
Credit Suisse Securities (USA) LLC	0.05%	9/30/13	10/01/13	3,170,063	3,170,071
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.03%)	9/30/13	10/01/13	8,649,387	8,649,373
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.11%	9/30/13	10/01/13	8,515,000	8,515,026
Total				$26,106,656	$26,106,709

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
25	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	6,232,187	$25,806
406	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	USD	89,427,844	155,747
22	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2013	USD	2,934,250	37,110
2	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	498,375	1,744
2	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	492,675	2,754
(123)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	USD	(14,888,766)	(168,947)
(124)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	(15,672,437)	(222,338)
(10)	Ultra Treasury Bonds	Chicago Board of Trade	December 2013	USD	(1,420,938)	(36,804)
(6)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	(1,488,525)	(2,077)
(17)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	(4,209,200)	(7,670)
(5)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	(1,234,938)	317
(11)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	(2,702,425)	(4,743)
Total						$(219,101)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	89

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	Over-the-counter interest rate swaptions purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
3-Year Interest Rate Swap	Barclays Bank PLC	Put	1.50%	Pay	3-month LIBOR	7/17/14	USD	8,500	$47,522
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	7/17/14	USD	17,000	96,227
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	800	35,907
Total									$179,656

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.55%	Pay	3-month LIBOR	11/19/13	USD	2,400	$(9,616)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.25%	Pay	3-month LIBOR	6/20/14	USD	400	(597)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.85%	Receive	3-month LIBOR	11/19/13	USD	2,400	(5,915)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.25%	Receive	3-month LIBOR	6/20/14	USD	400	(4,308)
3-Year Interest Rate Swap	Barclays Bank PLC	Put	1.90%	Receive	3-month LIBOR	7/17/14	USD	8,500	(27,791)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	7/17/14	USD	17,000	(55,581)
3-Year Interest Rate Swap	Barclays Bank PLC	Put	2.30%	Receive	3-month LIBOR	7/17/14	USD	8,500	(17,128)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-month LIBOR	7/17/14	USD	17,000	(34,255)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,600	(26,952)
Total									$(182,143)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.57%[1]	3-month LIBOR	Chicago Mercantile	N/A		6/25/15	USD	16,200	$(65,738)
0.48%[1]	3-month LIBOR	Chicago Mercantile	N/A		8/01/15	USD	16,200	(20,465)
0.50%[1]	3-month LIBOR	Chicago Mercantile	N/A		8/02/15	USD	28,100	(47,860)
0.53%[2]	3-month LIBOR	Chicago Mercantile	N/A		8/20/15	USD	32,400	63,352
0.59%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/06/15	USD	9,300	(26,950)
0.55%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/20/15	USD	36,200	(72,692)
0.48%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/23/15	USD	27,735	(14,030)
1.17%[1]	3-month LIBOR	Chicago Mercantile	3/02/15	[3]	3/02/16	USD	2,760	(8,038)
1.24%[1]	3-month LIBOR	Chicago Mercantile	3/03/15	[3]	3/03/16	USD	11,040	(40,324)
3.94%[2]	3-month LIBOR	Chicago Mercantile	8/29/18	[3]	8/29/19	USD	2,760	6,690
4.02%[2]	3-month LIBOR	Chicago Mercantile	9/04/18	[3]	9/04/19	USD	11,040	34,108
2.46%[2]	3-month LIBOR	Chicago Mercantile	N/A		9/06/20	USD	2,700	57,391
2.27%[2]	3-month LIBOR	Chicago Mercantile	N/A		6/10/23	USD	700	(23,395)
2.38%[2]	3-month LIBOR	Chicago Mercantile	N/A		6/13/23	USD	800	(18,564)
2.37%[1]	3-month LIBOR	Chicago Mercantile	N/A		6/21/23	USD	2,900	72,759
2.75%[1]	3-month LIBOR	Chicago Mercantile	N/A		7/16/23	USD	1,100	(6,050)
2.71%[1]	3-month LIBOR	Chicago Mercantile	N/A		7/22/23	USD	1,200	(1,490)
2.96%[2]	3-month LIBOR	Chicago Mercantile	N/A		8/19/23	USD	1,700	35,075
3.02%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/18/23	USD	2,100	(49,491)
3.76%[2]	3-month LIBOR	Chicago Mercantile	N/A		9/06/43	USD	1,900	34,961
3.91%[2]	3-month LIBOR	Chicago Mercantile	N/A		9/12/43	USD	3,700	168,234
3.83%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/16/43	USD	1,100	(33,494)
3.80%[2]	3-month LIBOR	Chicago Mercantile	N/A		9/18/43	USD	1,000	23,657
Total								$67,646

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
[3]	Forward swap.

90	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	2,200	$103,971	—	$103,971
2.74%[2]	3-month LIBOR	Citibank N.A.	9/21/20	USD	400	(15,581)	—	(15,581)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	500	11,150	—	11,150
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	500	18,677	—	18,677
2.06%[1]	3-month LIBOR	BNP Paribas S.A.	2/05/23	USD	1,000	(48,593)	—	(48,593)
2.28%[1]	3-month LIBOR	Deutsche Bank AG	6/03/23	USD	900	(27,914)	—	(27,914)
2.82%[2]	3-month LIBOR	Credit Suisse International	4/17/43	USD	1,100	157,017	—	157,017
2.81%[2]	3-month LIBOR	Citibank N.A.	4/25/43	USD	1,700	248,762	—	248,762
2.77%[2]	3-month LIBOR	Bank of America N.A.	5/03/43	USD	1,100	169,282	—	169,282
3.07%[2]	3-month LIBOR	Citibank N.A.	5/17/43	USD	1,800	175,771	—	175,771
3.09%[2]	3-month LIBOR	Bank of America N.A.	5/20/43	USD	700	66,705	—	66,705
Total						$859,247	—	$859,247

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•	Over-the-counter total return swaps outstanding as of September 30, 2013 were as follows:

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount/ (000)		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/39	USD	653	$7,954	$(7,693)	$15,647
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	1,006	12,248	(11,533)	23,781
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	941	11,452	(8,453)	19,905
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Citibank N.A.	1/12/41	USD	309	(2,940)	(821)	(2,119)
Total							$28,714	$(28,500)	$57,214

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	91

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,878,896	$2,397,600	$5,276,496
Corporate Bonds	—	9,627,392	—	9,627,392
Foreign Agency Obligations	—	1,728,532	—	1,728,532
Non-Agency Mortgage-Backed Securities	—	2,361,509	—	2,361,509
U.S. Government Sponsored Agency Securities	—	124,173,181	2,393,280	126,566,461
U.S. Treasury Obligations	—	48,980,943	—	48,980,943
Short-Term Securities	$4,789,438	—	—	4,789,438
Options Purchased:
Interest Rate Contracts	—	179,656	—	179,656
Liabilities:
Investments:
TBA Sale Commitments	—	(51,975,478)	—	(51,975,478)
Total	$4,789,438	$137,954,631	$4,790,880	$147,534,949

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$223,478	$1,506,895	—	$1,730,373
Liabilities:
Interest rate contracts	(442,579)	(704,931)	—	(1,147,510)
Total	$(219,101)	$801,964	—	$582,863

[1] Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$41,766	—	—	$41,766
Cash pledged for financial futures contracts	152,000	—	—	152,000
Cash pledged as collateral for over-the-counter derivatives	350,000	—	—	350,000
Liabilities:
Reverse repurchase agreements	—	$(26,106,709)	—	(26,106,709)
Cash received as collateral for over-the-counter derivatives	—	(200,000)	—	(200,000)
Total	$543,766	$(26,306,709)	—	$(25,762,943)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

92	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2012	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	$6	$89	$95
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2]	(2,330)	50,938	48,608
Purchases	2,399,924	2,342,253	4,742,177
Sales	—	—	—
Closing Balance, as of September 30, 2013	$2,397,600	$2,393,280	$4,790,880

[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $48,608.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	93

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.2%
Esterline Technologies Corp. (a)	34,000	$2,716,260
The KEYW Holding Corp. (a)(b)	156,400	2,103,580
Moog, Inc., Class A (a)	60,300	3,537,801
Orbital Sciences Corp. (a)	139,500	2,954,610

		11,312,251
Auto Components — 1.2%
Fox Factory Holding Corp. (a)	25,569	492,715
Tenneco, Inc. (a)	52,643	2,658,471

		3,151,186
Automobiles — 0.8%
Thor Industries, Inc.	36,030	2,091,181
Beverages — 0.6%
Cott Corp.	197,452	1,518,406
Biotechnology — 1.5%
ArQule, Inc. (a)	54,300	126,519
Cell Therapeutics, Inc. (a)	147,800	242,392
Geron Corp. (a)	424,044	1,420,547
MannKind Corp. (a)(b)	287,058	1,636,231
XOMA Corp. (a)	158,607	710,559

		4,136,248
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc.	19,000	994,840
Investment Technology Group, Inc. (a)	74,800	1,175,856
Stifel Financial Corp. (a)(b)	92,700	3,821,094

		5,991,790
Chemicals — 3.0%
Axiall Corp.	41,507	1,568,550
Huntsman Corp.	63,000	1,298,430
Kraton Performance Polymers, Inc. (a)	99,677	1,952,672
OM Group, Inc. (a)(b)	58,000	1,959,240
Rockwood Holdings, Inc.	20,991	1,404,298

		8,183,190
Commercial Banks — 6.8%
Banner Corp.	49,200	1,877,472
BBCN Bancorp, Inc.	130,800	1,799,808
Boston Private Financial Holdings, Inc.	166,853	1,852,068
Cathay General Bancorp	46,825	1,094,300
First Horizon National Corp.	29,600	325,304
Hanmi Financial Corp.	84,400	1,398,508
Old National Bancorp	91,600	1,300,720
Pinnacle Financial Partners, Inc. (a)(b)	53,500	1,594,835
PrivateBancorp, Inc.	78,200	1,673,480
Susquehanna Bancshares, Inc.	134,900	1,692,995
Umpqua Holdings Corp.	113,400	1,839,348
Wintrust Financial Corp.	48,600	1,996,002

		18,444,840
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. (a)(b)	145,734	967,674
EnerNOC, Inc. (a)(b)	66,777	1,000,987

		1,968,661
Communications Equipment — 2.7%
ARRIS Group, Inc. (a)	128,500	2,192,210
DIGI International, Inc. (a)	156,500	1,566,565
Harmonic, Inc. (a)	290,900	2,237,021
Procera Networks, Inc. (a)(b)	90,000	1,394,100

		7,389,896
Computers & Peripherals — 1.0%
NCR Corp. (a)	44,836	1,775,954

Common Stocks	Shares	Value
Computers & Peripherals (concluded)
Silicon Graphics International Corp. (a)	53,293	$866,011

		2,641,965
Construction & Engineering — 1.5%
KBR, Inc.	78,800	2,572,032
Orion Marine Group, Inc. (a)(b)	145,166	1,511,178

		4,083,210
Consumer Finance — 0.3%
Ezcorp, Inc., Class A (a)(b)	40,900	690,392
Containers & Packaging — 0.5%
Rock-Tenn Co., Class A	13,800	1,397,526
Diversified Consumer Services — 0.8%
Apollo Group, Inc., Class A (a)(b)	77,275	1,608,093
Lincoln Educational Services Corp.	136,579	629,629

		2,237,722
Electric Utilities — 2.6%
ALLETE, Inc.	61,900	2,989,770
El Paso Electric Co.	49,000	1,636,600
Hawaiian Electric Industries, Inc. (b)	49,700	1,247,470
PNM Resources, Inc.	55,300	1,251,439

		7,125,279
Electronic Equipment, Instruments & Components — 4.7%
Anixter International, Inc. (a)	38,500	3,374,910
Ingram Micro, Inc., Class A (a)	80,700	1,860,135
OSI Systems, Inc. (a)	35,800	2,666,026
Plexus Corp. (a)	40,500	1,506,600
Rofin-Sinar Technologies, Inc. (a)(b)	73,300	1,774,593
ScanSource, Inc. (a)	41,900	1,449,740

		12,632,004
Energy Equipment & Services — 2.6%
McDermott International, Inc. (a)(b)	207,500	1,541,725
Oil States International, Inc. (a)	10,800	1,117,368
Pioneer Energy Services Corp. (a)	254,130	1,908,516
Superior Energy Services, Inc. (a)	37,300	933,992
TETRA Technologies, Inc. (a)(b)	123,900	1,552,467

		7,054,068
Food & Staples Retailing — 0.8%
SUPERVALU, Inc. (a)	266,600	2,194,118
Food Products — 0.4%
Pinnacle Foods, Inc.	40,900	1,082,623
Gas Utilities — 1.8%
South Jersey Industries, Inc.	47,300	2,770,834
Southwest Gas Corp.	44,300	2,215,000

		4,985,834
Health Care Equipment & Supplies — 6.2%
CONMED Corp.	42,581	1,447,328
Hansen Medical, Inc. (a)(b)	457,893	819,628
Invacare Corp.	197,578	3,412,172
NuVasive, Inc. (a)	144,287	3,533,589
OraSure Technologies, Inc. (a)	603,968	3,629,848
Wright Medical Group, Inc. (a)	153,792	4,010,895

		16,853,460
Health Care Providers & Services — 3.3%
Gentiva Health Services, Inc. (a)	153,622	1,849,609
Kindred Healthcare, Inc.	198,251	2,662,511
LCA-Vision, Inc. (a)	439,624	1,582,646

94	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Owens & Minor, Inc.	79,323	$2,743,783

		8,838,549
Hotels, Restaurants & Leisure — 1.4%
Bravo Brio Restaurant Group, Inc. (a)	76,477	1,154,803
Brinker International, Inc.	33,331	1,350,905
Papa John’s International, Inc.	19,494	1,362,241

		3,867,949
Household Durables — 1.4%
MDC Holdings, Inc.	14,996	450,030
SodaStream International Ltd. (a)	21,000	1,310,190
Taylor Morrison Home Corp., Class A (a)	90,303	2,045,363

		3,805,583
Insurance — 1.1%
Horace Mann Educators Corp.	57,600	1,634,688
Selective Insurance Group, Inc.	51,500	1,261,750

		2,896,438
Internet & Catalog Retail — 0.4%
dELiA*s, Inc. (a)	1,014,130	1,227,097
Internet Software & Services — 0.2%
WebMD Health Corp. (a)	22,500	643,500
Leisure Equipment & Products — 0.5%
LeapFrog Enterprises, Inc. (a)(b)	141,690	1,334,720
Life Sciences Tools & Services — 2.3%
Affymetrix, Inc. (a)	868,839	5,386,802
Pacific Biosciences of California, Inc. (a)	143,300	792,449

		6,179,251
Machinery — 4.8%
AGCO Corp.	11,300	682,746
Altra Holdings, Inc.	86,735	2,334,039
Barnes Group, Inc.	32,700	1,141,884
CIRCOR International, Inc.	14,671	912,243
Crane Co.	22,200	1,369,074
EnPro Industries, Inc. (a)	34,240	2,061,590
Kennametal, Inc.	32,800	1,495,680
RBC Bearings, Inc. (a)(b)	46,700	3,077,063

		13,074,319
Metals & Mining — 1.2%
Haynes International, Inc.	55,905	2,534,174
Materion Corp.	21,514	689,739

		3,223,913
Multiline Retail — 0.6%
Fred’s, Inc., Class A	109,225	1,709,371
Multi-Utilities — 1.6%
Northwestern Corp.	99,500	4,469,540
Oil, Gas & Consumable Fuels — 7.7%
Africa Oil Corp. (a)(b)	289,000	2,295,054
Athlon Energy, Inc. (a)	22,400	732,480
Bill Barrett Corp. (a)(b)	68,100	1,709,991
Callon Petroleum Co. (a)	117,600	643,272
Carrizo Oil & Gas, Inc. (a)(b)	55,300	2,063,243
Emerald Oil, Inc. (a)	133,795	961,986
Gastar Exploration Ltd. (a)	115,589	456,577
Oasis Petroleum, Inc. (a)	88,156	4,331,104
SM Energy Co.	61,500	4,747,185

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
StealthGas, Inc. (a)	138,200	$1,263,148
Whiting Petroleum Corp. (a)	28,100	1,681,785

		20,885,825
Paper & Forest Products — 0.4%
Schweitzer-Mauduit International, Inc.	20,176	1,221,253
Professional Services — 0.8%
Kforce, Inc.	126,100	2,230,709
Real Estate Investment Trusts (REITs) — 6.7%
CommonWealth REIT	139,549	3,057,519
Corporate Office Properties Trust	78,966	1,824,115
CyrusOne, Inc.	153,655	2,916,372
Education Realty Trust, Inc.	263,116	2,394,356
Pennsylvania Real Estate Investment Trust	183,936	3,439,603
Rouse Properties, Inc.	221,721	4,563,018

		18,194,983
Road & Rail — 0.5%
Marten Transport Ltd.	15,500	265,825
Vitran Corp., Inc. (a)	213,100	1,052,714

		1,318,539
Semiconductors & Semiconductor Equipment — 2.4%
DSP Group, Inc. (a)	217,900	1,536,195
Fairchild Semiconductor International, Inc. (a)	21,294	295,774
PMC-Sierra, Inc. (a)	279,400	1,849,628
RF Micro Devices, Inc. (a)	286,049	1,613,316
Teradyne, Inc. (a)	78,400	1,295,168

		6,590,081
Software — 2.8%
Bottomline Technologies, Inc. (a)(b)	68,603	1,912,652
Compuware Corp.	41,600	465,920
Covisint Corp. (a)	14,846	189,880
Monotype Imaging Holdings, Inc.	28,375	813,228
PTC, Inc. (a)	71,800	2,041,274
Take-Two Interactive Software, Inc. (a)(b)	115,900	2,104,744

		7,527,698
Specialty Retail — 4.7%
Abercrombie & Fitch Co., Class A	50,688	1,792,835
The Children’s Place Retail Stores, Inc. (a)	17,700	1,024,122
Express, Inc. (a)	26,494	624,993
Genesco, Inc. (a)(b)	51,786	3,396,126
OfficeMax, Inc.	224,661	2,873,414
Penske Automotive Group, Inc.	38,266	1,635,106
Stage Stores, Inc.	79,180	1,520,256

		12,866,852
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd. (a)	22,552	1,231,114
Vera Bradley, Inc. (a)	41,900	861,464
Wolverine World Wide, Inc.	9,500	553,185

		2,645,763
Thrifts & Mortgage Finance — 1.4%
Northwest Bancshares, Inc.	123,500	1,632,670

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	95

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
Provident Financial Services, Inc.	127,032	$2,059,189

		3,691,859
Total Common Stocks — 94.1%		255,609,642

Warrants (c)	Shares	Value
Biotechnology — 0.1%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)(a)	53,200	130,340
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)(a)	47,650	65,042
Total Warrants — 0.1%		195,382
Total Long-Term Investments (Cost — $207,518,586) — 94.2%		255,805,024

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	15,152,847	$15,152,847
	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (d)(e)(f)	$29,627	29,627,231
Total Short-Term Securities (Cost — $44,780,078) — 16.5%		44,780,078
Total Investments (Cost — $252,298,664*) — 110.7%		300,585,102
Liabilities in Excess of Other Assets — (10.7)%		(29,113,606)

Net Assets — 100.0%		$271,471,496

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$253,149,409

Gross unrealized appreciation	$56,809,912
Gross unrealized depreciation	(9,374,219)

Net unrealized appreciation	$47,435,693

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,120,528	5,032,319	15,152,847	$4,840
BlackRock Liquidity Series, LLC, Money Market Series	$32,328,593	$(2,701,362)	$29,627,231	$94,171

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own

96	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$255,609,642	—	—	$255,609,642
Warrants	130,340	—	$65,042	195,382
Short-Term Securities.	15,152,847	$29,627,231	—	44,780,078
Total	$270,892,829	$29,627,231	$65,042	$300,585,102

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $29,627,231 is categorized as Level 2 within the disclosure hierarchy

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2013	97

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: November 25, 2013